SPARTAN(REGISTERED TRADEMARK)
PENNSYLVANIA
MUNICIPAL
FUNDS


ANNUAL REPORT
DECEMBER 31, 1998

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN PENNSYLVANIA
MUNICIPAL INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The managers' review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        18  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

SPARTAN PENNSYLVANIA
MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                 22  How the fund has done over
                                 time.

 FUND TALK                   24  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          26  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 27  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        33  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        37  Notes to the financial
                                 statements.

REPORT OF INDEPENDENT        41  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS                42

PROXY VOTING RESULTS         43

OF SPECIAL NOTE              45


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL INCOME        5.77%        32.92%        117.36%

LB Pennsylvania Municipal Bond     6.17%        34.25%        n/a

Pennsylvania Municipal Debt        5.04%        29.59%        110.39%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a market value-weighted index of Pennsylvania investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 61 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL INCOME        5.77%        5.86%         8.07%

LB Pennsylvania Municipal Bond     6.17%        6.07%         n/a

Pennsylvania Municipal Debt        5.04%        5.32%         7.71%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan PA Muni Income      LB Municipal Bond
             00402                       LB015
  1988/12/31      10000.00                    10000.00
  1989/01/31      10140.81                    10206.80
  1989/02/28      10053.69                    10090.34
  1989/03/31      10051.18                    10066.22
  1989/04/30      10311.01                    10305.20
  1989/05/31      10498.02                    10519.24
  1989/06/30      10662.97                    10662.09
  1989/07/31      10765.68                    10807.20
  1989/08/31      10664.18                    10701.40
  1989/09/30      10629.26                    10669.51
  1989/10/31      10775.88                    10799.99
  1989/11/30      10903.26                    10988.99
  1989/12/31      10980.42                    11078.88
  1990/01/31      10919.78                    11026.48
  1990/02/28      11016.50                    11124.62
  1990/03/31      11018.30                    11127.95
  1990/04/30      10856.47                    11047.39
  1990/05/31      11127.48                    11288.55
  1990/06/30      11228.67                    11387.78
  1990/07/31      11375.30                    11555.18
  1990/08/31      11210.53                    11387.40
  1990/09/30      11267.18                    11393.89
  1990/10/31      11429.79                    11600.57
  1990/11/30      11675.06                    11833.86
  1990/12/31      11770.88                    11885.34
  1991/01/31      11923.99                    12044.84
  1991/02/28      11992.82                    12149.63
  1991/03/31      12019.10                    12154.00
  1991/04/30      12207.83                    12315.65
  1991/05/31      12353.42                    12425.14
  1991/06/30      12291.99                    12412.84
  1991/07/31      12475.46                    12564.02
  1991/08/31      12646.77                    12729.49
  1991/09/30      12793.78                    12895.23
  1991/10/31      12904.30                    13011.29
  1991/11/30      12939.00                    13047.59
  1991/12/31      13241.41                    13327.59
  1992/01/31      13277.13                    13357.98
  1992/02/29      13284.28                    13362.25
  1992/03/31      13283.29                    13367.20
  1992/04/30      13422.55                    13486.16
  1992/05/31      13590.12                    13644.90
  1992/06/30      13809.30                    13873.86
  1992/07/31      14243.73                    14289.80
  1992/08/31      14095.30                    14150.47
  1992/09/30      14170.76                    14243.01
  1992/10/31      13952.95                    14103.01
  1992/11/30      14285.52                    14355.59
  1992/12/31      14448.21                    14502.16
  1993/01/31      14638.55                    14670.82
  1993/02/28      15212.51                    15201.46
  1993/03/31      15039.19                    15040.79
  1993/04/30      15185.64                    15192.55
  1993/05/31      15278.52                    15277.93
  1993/06/30      15537.21                    15532.92
  1993/07/31      15518.17                    15553.27
  1993/08/31      15907.61                    15877.08
  1993/09/30      16141.47                    16057.92
  1993/10/31      16149.56                    16088.92
  1993/11/30      16011.63                    15947.17
  1993/12/31      16352.50                    16283.82
  1994/01/31      16565.65                    16469.78
  1994/02/28      16163.41                    16043.21
  1994/03/31      15452.21                    15389.93
  1994/04/30      15532.65                    15520.44
  1994/05/31      15707.50                    15655.00
  1994/06/30      15681.61                    15559.35
  1994/07/31      15934.40                    15844.55
  1994/08/31      15988.88                    15899.37
  1994/09/30      15762.15                    15665.97
  1994/10/31      15490.91                    15387.74
  1994/11/30      15122.46                    15109.53
  1994/12/31      15529.04                    15442.09
  1995/01/31      16004.78                    15883.43
  1995/02/28      16488.98                    16345.32
  1995/03/31      16721.99                    16533.13
  1995/04/30      16771.67                    16552.64
  1995/05/31      17219.74                    17080.83
  1995/06/30      17051.36                    16932.23
  1995/07/31      17200.67                    17092.74
  1995/08/31      17382.55                    17309.48
  1995/09/30      17578.09                    17419.05
  1995/10/31      17793.14                    17672.32
  1995/11/30      18072.59                    17965.51
  1995/12/31      18236.70                    18138.15
  1996/01/31      18416.54                    18275.10
  1996/02/29      18282.63                    18151.74
  1996/03/31      18031.41                    17919.76
  1996/04/30      17949.58                    17869.05
  1996/05/31      17921.94                    17861.90
  1996/06/30      18100.65                    18056.42
  1996/07/31      18264.76                    18220.73
  1996/08/31      18271.67                    18216.36
  1996/09/30      18488.27                    18471.39
  1996/10/31      18689.64                    18680.30
  1996/11/30      19032.84                    19022.15
  1996/12/31      18969.10                    18942.25
  1997/01/31      18994.34                    18978.06
  1997/02/28      19156.06                    19152.27
  1997/03/31      18905.90                    18896.97
  1997/04/30      19037.04                    19055.14
  1997/05/31      19281.24                    19341.73
  1997/06/30      19467.81                    19547.72
  1997/07/31      20008.92                    20089.19
  1997/08/31      19807.95                    19900.96
  1997/09/30      20033.36                    20137.18
  1997/10/31      20130.96                    20266.66
  1997/11/30      20226.30                    20385.83
  1997/12/31      20550.90                    20683.26
  1998/01/31      20762.92                    20896.71
  1998/02/28      20742.16                    20902.98
  1998/03/31      20724.08                    20921.38
  1998/04/30      20627.59                    20827.02
  1998/05/31      20919.80                    21156.71
  1998/06/30      21055.00                    21240.07
  1998/07/31      21056.94                    21293.38
  1998/08/31      21390.38                    21622.36
  1998/09/30      21683.73                    21891.78
  1998/10/31      21665.60                    21891.34
  1998/11/30      21704.35                    21968.18
  1998/12/31      21735.73                    22023.54
IMATRL PRASUN   SHR__CHT 19981231 19990113 121937 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $21,736 - a 117.36% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,024 - a 120.24% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally
move in the opposite
direction of interest rates. In
turn, the share price, return
and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                         YEARS ENDED DECEMBER 31,

                  1998   1997                      1996    1995    1994

Dividend returns  4.55%  4.99%                     5.01%   6.52%   5.73%

Capital returns   1.22%  3.35%                     -0.99%  10.92%  -10.77%

Total returns     5.77%  8.34%                     4.02%   17.44%  -5.04%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.08(cents)   24.26(cents)   48.27(cents)

Annualized dividend rate         4.39%         4.41%          4.45%

30-day annualized yield          3.91%         -              -

30-day annualized                6.29%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.95 over the past one month, $10.91 over the past six months and $10.85 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1998 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Thanks to volatile and
unpredictable equity markets
worldwide, new money flowed
steadily into bond funds throughout
1998. Bond performance, however,
varied widely from sector to sector.
For the 12-month period ending
December 31, 1998, the Lehman
Brothers Municipal Bond Index -
a popular measure of the
municipal bond market -
returned 6.48%. In contrast, the
Lehman Brothers Aggregate Bond
Index - a widely followed
measure of taxable-bond
performance - returned 8.69%
during the period. In fact, according
to research conducted by
Morningstar, Inc. - a leading
provider of investment information
and analysis - munis lagged the
majority of bond investments over
the course of the year, trailing
Treasuries, long-term corporate
bonds and international bonds,
among others. While Treasuries in
particular reaped the benefits of
equity investors' flight to safety,
municipal bond returns in general
were somewhat tempered by
record-high issuance that was met
with only subdued demand.
Fortunately, the outlook for
municipal bonds improved during
the fourth quarter. Towards the end
of the 12-month period, municipals
were priced quite attractively
compared to their U.S. Treasury
counterparts and were yielding
about the same as 30-year
Treasuries. Also, municipal bonds
- along with the majority of
fixed-income issues - were
bolstered by three recent
interest-rate cuts by the Federal
Reserve Board, which dropped
the fed funds rate to 4.75%.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the 12-month period that ended December 31, 1998, the fund had a total return of 5.77%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned 5.04% during the same one-year period, according to Lipper Inc. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 6.17% for the same 12-month period.

Q. WHAT HELPED THE FUND BEAT ITS PEERS?

A. One of the main factors for the fund's stronger performance had to do with Fidelity's credit research, which kept the fund out of poor-performing bonds issued by Allegheny Health Education and Research Foundation (AHERF), a large system of hospitals with operations in Pittsburgh and Philadelphia. The Philadelphia area has struggled with too many hospital beds and is a highly competitive hospital environment. AHERF's Philadelphia hospitals came under pressure as medical insurers reduced reimbursements. It ultimately declared bankruptcy and AHERF's bonds suffered extensive losses in response.

Q. GIVEN THAT THEY FACE INCREASING COMPETITIVE AND COST-CUTTING
PRESSURES, HOW DO YOU CHOOSE PENNSYLVANIA-BASED HEALTH CARE
ORGANIZATIONS - WHICH MADE UP ONE OF THE FUND'S LARGEST SECTOR
CONCENTRATIONS THROUGHOUT MOST OF THE PERIOD?

A. There are a number of things I like to see. The first is a health care organization's ability to deal effectively with costs. Government and insurance reimbursements are continually under pressure and health care organizations must find a way to improve efficiencies in order to remain viable. I also look for organizations that are competitive in their service area and offer state-of-the-art services. Because of my emphasis on high-quality investments, roughly half of the fund's hospital bonds are insured.

Q. WHAT ARE INSURED BONDS AND WHY ARE THEY ATTRACTIVE?

A. In the past decade, a growing portion of new municipal-bond issuance has been insured, with a record-setting 58% of all new issuance becoming insured nationwide in 1998. Municipal-bond insurance, which is underwritten by private insurers, guarantees the timely payment of a bond's interest and principal. In an environment where lower-quality securities were priced expensively, insured bonds were attractive largely because of that guarantee. Another factor that makes them currently attractive is that an investor doesn't really have to give up much yield for buying insured, rather than lower-quality bonds. Shareholders should remember, however, that municipal bond insurance doesn't immunize a bond from price changes. Insured bonds, like all bonds, will rise and fall in value in response to changes in interest rates, supply, demand and other factors.

Q. WHAT OTHER INVESTMENTS MADE A POSITIVE CONTRIBUTION TO THE FUND'S PERFORMANCE DURING THE PERIOD?

A. The fund's emphasis on bonds with intermediate maturities of between five and 15 years was a strategy that generally was a plus for performance during the past year. Based on Fidelity's quantitative analysis, intermediate-maturity bonds offered the most attractive value for their given interest-rate sensitivity - the magnitude with which their prices go up and down as interest rates fluctuate.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. No individual security proved to be particularly disappointing, although I would point to the fund's relatively low stake in bonds rated Baa as a disappointment. In the face of falling interest rates, investors increasingly sought out Baa-rated bonds because they offered the combination of yield in excess of higher-quality bonds, and investment-grade credit quality. Growing demand coupled with weaker supply helped Baa-rated securities outpace their higher-rated counterparts during much of the year. However, I chose to keep the fund's stake in Baa-rated bonds relatively light because I didn't think that they offered enough additional yield, especially given my concerns that they potentially could lag their higher-rated counterparts if the U.S. economy were to slow.

Q. CHRISTINE, WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. From historical measures, municipals were priced quite attractively compared to their U.S. Treasury counterparts at the end of the period. One indication of munis' cheap prices was their yields, which were roughly 100% of Treasury yields; historically, municipals yield between 65% and 85% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON
PENNSYLVANIA'S ECONOMY AND
FISCAL SITUATION:

"Pennsylvania's economy hasn't
grown as much as the nation as a
whole over the past year, which is
mainly attributable to job losses
stemming from mergers and
acquisitions among some of the
state's leading employers in the
health care, banking,
transportation and utility
industries. Those actions have
kept the state's employment
growth rate below the national
level and housing demand is
slower than the nation as a whole.
That said, the state's economy is
one of the most industrially
diversified in the U.S, with
employment gains in growing
industries such as tourism,
software manufacturing,
biotechnology and business
services. In addition, the state's
budget also is in good condition,
and it is expected to end the 1998
fiscal year with a surplus of more
than $500 million."

(solid bullet) General obligation bonds
(GOs) made up the fund's largest
sector concentration at 34.9% of
investments at the end of the
period. GOs are backed by the full
faith and credit - which includes
the taxing power - of the
municipal issuer, be it a city,
county, state or other municipality.
A GO is repaid with general
revenue and borrowings, in
contrast to revenue generated
from a facility, such as a tunnel
system.

FUND FACTS

GOAL: to provide high current
income exempt from federal
and Pennsylvania personal
income taxes by investing
normally in investment-grade
municipal securities

FUND NUMBER: 402

TRADING SYMBOL: FPXTX

START DATE: August 6, 1986
SIZE: as of December 31,
1998, more than $269
million

MANAGER: Christine
Thompson, since 1998;
manager, various Fidelity and
Spartan municipal income
funds; joined Fidelity in
1985
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF
DECEMBER 31, 1998

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            34.9                     31.5

Health Care                    16.2                     14.7

Water & Sewer                  12.1                     13.5

Escrowed/Pre-Refunded          7.8                      11.0

Education                      6.7                      6.8

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1998

                                                        6 MONTHS AGO

Years                          11.1                     11.5


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF DECEMBER 31,
1998

                                    6 MONTHS AGO

Years                         6.5   6.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF DECEMBER 31, 1998 AS OF JUNE 30, 1998
Aaa 66.0%
Aa, A 21.3%
Baa 8.4%
Not Rated 0.9%
Short-term
investments 3.4%
Aaa 66.4%
Aa, A 22.8%
Baa 8.0%
Not Rated 1.0%
Short-term
investments 1.8%
Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 21.3
Row: 1, Col: 3, Value: 8.4
Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 3.4
Row: 1, Col: 1, Value: 66.40000000000001
Row: 1, Col: 2, Value: 22.8
Row: 1, Col: 3, Value: 8.0
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 1.8

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 96.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - 95.8%

Abington School District          Aaa       $ 4,000,000                     $ 4,001,480
Rfdg. 5.125% 5/15/26 (FGIC
Insured)

Allegheny County Arpt. Rev.
Rfdg. (Pittsburgh Int'l.
Arpt.) Series A:

5.75% 1/1/08 (MBIA Insured)       Aaa        1,000,000                       1,099,610
(d)

5.75% 1/1/14 (MBIA Insured)       Aaa        3,000,000                       3,271,380
(d)

Allegheny County Higher Ed.       Aaa        400,000                         472,884
Bldg. Auth. Univ. Rev.
(Duquesne Univ. Proj.) 6.5%
3/1/10 (AMBAC Insured)

Allegheny County Hosp. Dev.
Auth. Rev. Rfdg.:

(Univ. of Pittsburgh Health       Aaa        2,845,000                       3,079,257
Ctr.) Series A, 5.55% 4/1/12
(MBIA Insured)

(UPMC Health Sys.) Series A:

4.625% 8/1/13 (MBIA Insured)      Aaa        3,885,000                       3,793,431

4.625% 8/1/14 (MBIA Insured)      Aaa        4,060,000                       3,929,877

Allegheny County Ind. Dev.        -          2,325,000                       2,510,140
Auth. Rev. (YMCA Pittsburgh
Proj.) Series A, 8.75% 3/1/10

Allegheny County Residential      Aaa        1,080,000                       1,125,835
Fin. Auth. Mtg. Rev. (Single
Family) Series M, 7.95%
6/1/23, LOC Govt. Nat'l.
Mtg. Assoc. (d)

Allegheny County San. Auth.       Aaa        2,260,000                       1,181,890
Swr. Rev. 0% 12/1/12 (FGIC
Insured) (Escrowed to
Maturity) (e)

Bethlehem Area School             Aaa        3,500,000                       3,527,230
District Rfdg. 5% 9/1/15
(FGIC Insured)

Central Bucks School District     Aa3        1,215,000                       1,297,243
5.25% 5/15/05

Chester County Health & Ed.       Aaa        600,000                         632,244
Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys.)
 Series B, 5% 5/15/08 (AMBAC
Insured)

Delaware County Auth. Hosp.
Rev.  (Crozer-Chester Med.
Ctr.):

6% 12/15/09                       Baa1       1,500,000                       1,591,965

6% 12/15/20                       Baa1       2,700,000                       2,816,235

Delaware County Gen. Oblig.       Aa3        2,200,000                       2,296,360
Rfdg. 5.3% 11/15/01

Delaware County Ind. Dev.         Baa1       1,300,000                       1,394,224
Auth. Rev. Rfdg. (Resource
Recovery Facility) Series A,
6.1% 7/1/13

Harrisburg Auth. Rev. (Pooled     Aaa        3,000,000                       3,169,740
Bond Prog.)  Series I,
5.625% 4/1/15 (MBIA Insured)

Keystone Oaks School District     Aaa        5,900,000                       6,386,101
5.829% 9/1/16 (AMBAC
Insured) (Pre-Refunded to
9/4/02 @ 102) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Lehigh County Gen. Purp.          Aaa       $ 1,000,000                     $ 991,360
Auth. Rev. (Lehigh Valley
Health Network) Series A, 5%
7/1/18 (MBIA Insured)

Meadville Gen. Oblig. Rfdg.       Aaa        3,210,000                       3,573,565
Series B, 6% 10/1/05 (AMBAC
Insured)

Montgomery County Higher Ed.
& Health Auth. Rev. Rfdg.
(Healthcare-Holy Redeemer
Health) Series A:

5.5% 10/1/05 (AMBAC Insured)      Aaa        2,240,000                       2,417,274

5.5% 10/1/08 (AMBAC Insured)      Aaa        1,000,000                       1,089,910

Northumberland County Auth.       Aaa        1,000,000                       592,260
Commonwealth Lease Rev.
(Cap. Appreciation)
(Correctional Facility) 0%
10/15/10 (MBIA Insured)
(Escrowed to Maturity) (e)

Pennsbury School District:

Rfdg. 6% 8/15/05 (FGIC            Aaa        1,605,000                       1,783,765
Insured)

6.8% 8/15/14 (FGIC Insured)       Aaa        1,025,000                       1,173,389
(Pre-Refunded to 8/15/04 @
100) (e)

Pennsylvania Convention Ctr.
Auth. Rev. Rfdg. Series A:

6.6% 9/1/09 (MBIA Insured)        Aaa        9,150,000                       10,387,355

6.7% 9/1/14 (MBIA Insured)        Aaa        3,965,000                       4,518,792

6.75% 9/1/19 (MBIA Insured)       Aaa        2,670,000                       3,036,538

Pennsylvania Gen. Oblig.:

(Cap. Appreciation) 2nd           Aaa        1,770,000                       1,238,593
Series, 0% 7/1/07 (AMBAC
Insured)

1st Series, 6.125% 9/15/03        Aa3        2,000,000                       2,161,860

2nd Series:

5% 10/15/09                       Aa3        4,000,000                       4,244,840

5.6% 7/1/02                       Aa3        1,000,000                       1,059,920

6.25% 7/1/10                      Aa3        2,000,000                       2,338,160

6.25% 7/1/11                      Aa3        1,200,000                       1,406,232

3rd Series, 6.1% 11/15/04         Aaa        1,000,000                       1,115,700
(FGIC Insured) (b)

Pennsylvania Higher Edl.
Facilities Auth. College &
Univ. Rev. Rfdg.:

(RIDC Reg'l.                      AA-        1,000,000                       1,101,970
Growth/Carnegie-Mellon
Univ.) 6% 11/1/05

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Higher Edl.
Facilities Auth. College &
Univ. Rev. Rfdg.: - continued

(Univ. of Pennsylvania):

Series A:

5.9% 9/1/15                       Aa2       $ 1,200,000                     $ 1,289,796

6.5% 9/1/02                       Aa2        2,750,000                       3,005,750

6.5% 9/1/04                       Aa2        2,650,000                       2,993,043

7% 9/1/01                         Aa2        2,000,000                       2,167,820

Series B:

6.5% 9/1/02                       Aa2        1,950,000                       2,131,350

6.5% 9/1/04                       Aa2        2,100,000                       2,371,845

7% 9/1/05                         Aa2        2,000,000                       2,348,620

Pennsylvania Higher Edl.          A1         4,000,000                       4,208,960
Facilities Auth. Health
Svcs. Rev. Rfdg. (Univ. of
Pennsylvania) Series A,
5.35% 1/1/08

Pennsylvania Hsg. Fin. Agcy.
Rev.:

(Single Family Mtg.):

Series 51, 5.65% 4/1/20 (d)       Aa2        2,320,000                       2,374,404

Series 52 B, 5.55% 10/1/12 (d)    Aa         1,570,000                       1,617,461

Series 53 A, 5.4% 10/1/27 (d)     Aa         1,000,000                       1,025,620

Rfdg. (Single Family Mtg.)        Aa2        1,765,000                       1,812,337
Series 54 A, 5.375% 10/1/28
(d)

6.1% 10/1/13 (d)                  Aa         5,000,000                       5,214,000

Pennsylvania Ind. Dev. Auth.
Rev. (Econ. Dev.):

5.8% 1/1/08 (AMBAC Insured)       Aaa        2,000,000                       2,222,300

5.8% 7/1/09 (AMBAC Insured)       Aaa        1,295,000                       1,446,670

7% 7/1/06 (AMBAC Insured)         Aaa        1,000,000                       1,179,120

7% 1/1/07 (AMBAC Insured)         Aaa        1,500,000                       1,778,340

7% 7/1/07 (AMBAC Insured)         Aaa        2,650,000                       3,167,572

Pennsylvania Tpk. Commission      Aaa        3,000,000                       3,201,150
Tpk. Rev.  Series L, 6.25%
6/1/11 (AMBAC Insured)

Philadelphia Arpt. Rev. Rfdg.     Aaa        3,000,000                       3,368,670
(Philadelphia Arpt. Sys.)
Series A, 6% 6/15/08 (FGIC
Insured) (d)

Philadelphia Gas Works Rev.       Baa1       5,905,000                       6,495,323
Rfdg. 14th  Series A, 6.375%
7/1/26

Philadelphia Gen. Oblig.:

Rfdg. Series A, 5.125%            Aaa        8,000,000                       8,375,680
5/15/03  (FGIC Insured)

6.25% 5/15/10 (MBIA Insured)      Aaa        3,200,000                       3,628,288

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Hosp.
Rev. Rfdg. (Philadelphia
Hosp.):

6.05% 7/1/04 (Escrowed to         Baa3      $ 2,500,000                     $ 2,750,200
Maturity) (e)

6.15% 7/1/05 (Escrowed to         Baa3       2,100,000                       2,342,991
Maturity) (e)

6.25% 7/1/06 (Escrowed to         Baa3       2,600,000                       2,948,244
Maturity) (e)

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Rev.
(Jefferson Health Sys.)
Series A:

5% 5/15/09                        A1         1,500,000                       1,550,790

5.5% 5/15/08                      A1         1,000,000                       1,080,730

Philadelphia Ind. Dev. Arpt.      Aaa        3,000,000                       2,982,900
Rev. (Philadelphia Arpt.
Sys. Proj.) Series A, 5%
7/1/15  (FGIC Insured) (d)

Philadelphia Muni. Auth. Rev.     Aaa        1,000,000                       567,000
(Cap. Appreciation) (Muni.
Svcs. Bldg. Lease) 0%
3/15/11 (FSA Insured)

Philadelphia School District:

Rfdg. Series A, 5% 4/1/06         Aaa        5,505,000                       5,791,205
(AMBAC Insured)

Series A, 5.25% 7/1/02 (MBIA      Aaa        2,500,000                       2,620,625
Insured)

Philadelphia Wtr. & Swr. Rev.     Aaa        5,300,000                       3,485,916
(Cap. Appreciation) 14th
Series, 0% 10/1/08  (MBIA
Insured)

Philadelphia Wtr. & Wastewtr.
Rev.:

Rfdg.:

5.5% 6/15/15 (FSA Insured)        Aaa        3,000,000                       3,107,970

5.75% 6/15/13 (MBIA Insured)      Aaa        4,400,000                       4,722,696

6.75% 8/1/04 (MBIA Insured)       Aaa        2,085,000                       2,373,856

6.75% 8/1/05 (MBIA Insured)       Aaa        3,110,000                       3,589,997

Pittsburgh Gen. Oblig. Rfdg.:

Series A, 5.5% 9/1/14 (AMBAC      Aaa        5,310,000                       5,751,580
Insured)

Series D:

5% 9/1/10 (FGIC Insured)          Aaa        2,000,000                       2,079,760

5% 9/1/20 (FGIC Insured)          Aaa        2,285,000                       2,240,488

Pittsburgh School District
(Cap. Appreciation) Series C:

0% 8/1/07 (AMBAC Insured)         Aaa        2,610,000                       1,810,870

0% 8/1/08 (AMBAC Insured)         Aaa        2,000,000                       1,323,640

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr. Sys. Rev. Rfdg.:

(Cap. Appreciation) Series A,     Aaa        3,300,000                       2,623,467
0% 9/1/04 (FGIC Insured)
(Escrowed to Maturity) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr. Sys. Rev. Rfdg.:
- continued

Series A:

4.75% 9/1/16 (FGIC Insured)       Aaa       $ 3,000,000                     $ 2,895,150

6.5% 9/1/13 (FGIC Insured)        Aaa        10,000,000                      11,912,997

6.5% 9/1/14 (FGIC Insured)        Aaa        1,000,000                       1,089,550
(Pre-Refunded to 9/1/01 @
102) (e)

Scranton-Lackawanna Health &      Aaa        3,375,000                       3,605,243
Welfare Auth. Rev. Rfdg.
(Cmnty. Med. Ctr. Proj.)
5.5% 7/1/12 (MBIA Insured)

Southeastern Pennsylvania
Trans. Auth. Spl. Rev.:

Series A:

6.5% 3/1/03 (FGIC Insured)        Aaa        2,520,000                       2,767,691

6.5% 3/1/04 (FGIC Insured)        Aaa        1,485,000                       1,659,502

5.35% 3/1/09 (FGIC Insured)       Aaa        4,000,000                       4,310,040

Wilkens Area Ind. Dev. Auth.      Aaa        1,500,000                       1,509,195
Rev. Rfdg. (Fairview
Extended Care) Series B,
4.55% 1/1/21 (MBIA Insured),
LOC BankBoston NA

Wyoming Ind. Dev. Auth. Poll.     Aa2        5,000,000                       5,464,350
Cont. Rev. Rfdg. (Proctor &
Gamble Paper Proj.) 5.55%
5/1/10

York County Solid Waste &         Aaa        5,000,000                       5,345,500
Refuse Auth. Solid Waste
Sys. Rev. Rfdg. 5.25%
12/1/05  (FGIC Insured)

                                                                             255,536,871

PUERTO RICO - 0.8%

Puerto Rico Commonwealth Gen.     Baa1       1,000,000                       1,019,560
Oblig.  (Pub. Impt.) 5.375%
7/1/25

Puerto Rico Commonwealth          Baa        1,000,000                       1,047,240
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

                                                                             2,066,800

TOTAL MUNICIPAL BONDS                                                      257,603,671
(Cost $242,725,931)


MUNICIPAL NOTES - 3.4%

                                               PRINCIPAL AMOUNT             VALUE (NOTE 1)

PENNSYLVANIA - 3.4%

Allegheny County Ind. Dev.                   $ 900,000                    $ 900,000
Auth. Rev. Rfdg. (Longwood
at Oakmont, Inc. Proj.)
Series 1997 A, 4%, LOC
Dresdner Bank AG, VRDN (c)

Lehigh County Gen. Purp.                       200,000                      200,000
Auth. Rev. (Lehigh Valley
Hosp.) Series A, 4.05%
(AMBAC Insured) (BPA Chase
Manhattan Bank), VRDN (c)

Philadelphia Auth. Ind. Dev.                   1,700,000                     1,700,000
Rev. (Fox Chase Cancer Ctr.
Proj.) Series 1997, 4.1%,
LOC Morgan Guaranty Trust
Co., NY, VRDN (c)

Philadelphia Hosp. & Higher                    5,500,000                     5,500,000
Ed. Facilities Auth. Hosp.
Rev. (Children's Hosp.
Proj.) Series 1996 A, 4.1%
(BPA Morgan Guaranty Trust
Co., NY), VRDN (c)

Schuylkill County Ind. Dev.                    700,000                       700,000
Auth. Resource Recovery Rev.
 Rfdg. (Northeastern Pwr.
Co. Proj.) Series 1997 B,
4.2%, LOC Cr. Local De
France, VRDN (c)(d)

York Gen. Auth. Pooled Fing.                    200,000                      200,000
Rev. Series 1996, 3.85%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN (c)

TOTAL MUNICIPAL NOTES                                                        9,200,000
(Cost $9,200,000)

TOTAL INVESTMENT IN                                                      $ 266,803,671
SECURITIES - 100%
(Cost $251,925,931)



FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

40 U.S. Treasury Bond Contracts  Mar. 1999            $ 5,111,250                 $ (61,490)

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 1.9%


SECURITY TYPE ABBREVIATION
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $323,553.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   86.9%  AAA, AA, A   85.5%

Baa          8.4%   BBB          7.5%

Ba           0.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

The percentage not rated by Moody's or S&P amounted to 0.9%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         34.9%

Health Care                 16.2

Water & Sewer               12.1

Escrowed/Pre-Refunded       7.8

Education                   6.7

Transportation              5.2

Housing                     5.0

Others (individually less     12.1
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $251,925,931. Net unrealized appreciation aggregated $14,877,740, of which $15,070,247 related to appreciated investment securities and $192,507 related to depreciated investment securities.

The fund hereby designates approximately $2,374,000 as a capital gain dividend for the purpose of the dividend paid deduction.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                      DECEMBER 31, 1998

ASSETS

Investment in securities, at               $ 266,803,671
value (cost $251,925,931) -
See accompanying schedule

Cash                                        97,760

Receivable for fund shares                  40,500
sold

Interest receivable                         3,995,894

Redemption fees receivable                  210

 TOTAL ASSETS                               270,938,035

LIABILITIES

Payable for fund shares         $ 561,731
redeemed

Distributions payable            758,837

Accrued management fee           126,160

Payable for daily variation      5,000
on futures contracts

Other payables and accrued       2,647
expenses

 TOTAL LIABILITIES                          1,454,375

NET ASSETS                                 $ 269,483,660

Net Assets consist of:

Paid in capital                            $ 254,878,367

Accumulated undistributed net               (210,957)
realized gain (loss)  on
investments

Net unrealized appreciation                 14,816,250
(depreciation) on investments

NET ASSETS, for 24,879,353                 $ 269,483,660
shares outstanding

NET ASSET VALUE, offering                   $10.83
price and redemption price
per share ($269,483,660
(divided by) 24,879,353
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME                              $ 13,281,353

EXPENSES

Management fee                  $ 1,461,213

Non-interested trustees'         223
compensation

 Total expenses before           1,461,436
reductions

 Expense reductions              (2,847)      1,458,589

NET INTEREST INCOME                           11,822,764

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           2,778,430

 Futures contracts               45,716       2,824,146

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           210,156

 Futures contracts               (56,499)     153,657

NET GAIN (LOSS)                               2,977,803

NET INCREASE (DECREASE) IN                   $ 14,800,567
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                                 1998                     1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,822,764             $ 12,459,195

 Net realized gain (loss)         2,824,146                2,246,336

 Change in net unrealized         153,657                  6,488,138
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       14,800,567               21,193,669
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,822,764)             (12,459,195)
From net interest income

 From net realized gain           (2,636,886)              (730,281)

 TOTAL DISTRIBUTIONS              (14,459,650)             (13,189,476)

Share transactions Net            28,187,316               20,868,787
proceeds from sales of shares

 Reinvestment of distributions    10,944,008               9,945,954

 Cost of shares redeemed          (34,694,043)             (45,110,114)

 NET INCREASE (DECREASE) IN       4,437,281                (14,295,373)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

 Redemption fees                  12,418                   7,194

  TOTAL INCREASE (DECREASE)       4,790,616                (6,283,986)
IN NET ASSETS

NET ASSETS

 Beginning of period              264,693,044              270,977,030

 End of period                   $ 269,483,660            $ 264,693,044

OTHER INFORMATION
Shares

 Sold                             2,596,010                1,976,440

 Issued in reinvestment of        1,009,039                939,747
distributions

 Redeemed                         (3,205,514)              (4,279,810)

 Net increase (decrease)          399,535                  (1,363,623)



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.810                  $ 10.490   $ 10.670   $ 9.620    $ 11.130
of period

Income from Investment            .483                      .501       .520       .590       .652
Operations Net interest
income

 Net realized and unrealized      .126                      .350       (.109)     1.049      (1.201)
 gain (loss)

 Total from investment            .609                      .851       .411       1.639      (.549)
operations

Less Distributions

 From net interest income         (.483)                    (.501)     (.520)     (.590)     (.652)

 From net realized gain           (.107)                    (.030)     (.071)     -          (.310)

 Total distributions              (.590)                    (.531)     (.591)     (.590)     (.962)

Redemption fees added to paid     .001                      .000       .000       .001       .001
in capital

Net asset value, end of period   $ 10.830                  $ 10.810   $ 10.490   $ 10.670   $ 9.620

TOTAL RETURN A, B                 5.77%                     8.34%      4.02%      17.44%     (5.04)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 269,484                 $ 264,693  $ 270,977  $ 288,425  $ 241,729
(000 omitted)

Ratio of expenses to average      .55%                      .55%       .55%       .55%       .55%
net assets

Ratio of expenses to average      .55%                      .55%       .53% C     .55%       .55%
net assets after expense
reductions

Ratio of net interest income      4.45%                     4.74%      4.98%      5.73%      6.33%
to average net assets

Portfolio turnover rate           25%                       26%        53%        49%        26%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL MONEY         3.15%        16.94%        45.04%
MARKET

All Tax-Free Money Market          2.95%        15.74%        40.84%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 437 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL MONEY         3.15%        3.18%         3.79%
MARKET

All Tax-Free Money Market          2.95%        2.98%         3.51%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                                12/28/98  9/28/98  6/29/98  3/30/98  12/29/97

Spartan PA   Muni Money Market  3.19%     3.45%    3.23%    3.26%    3.64%



All Tax-Free   Money Market     2.98%     3.23%    3.05%    3.05%    3.38%
Funds Average



Spartan Pennsylvania            5.13%     5.55%    5.19%    5.24%    5.85%
Municipal Money Market -
Tax-equivalent



Portion of fund's income        2.51%     1.62%    2.44%    0%       0%
subject to state taxes



Row: 1, Col: 1, Value: 3.19
Row: 1, Col: 2, Value: 2.98
Row: 2, Col: 1, Value: 3.45
Row: 2, Col: 2, Value: 3.23
Row: 3, Col: 1, Value: 3.23
Row: 3, Col: 2, Value: 3.05
Row: 4, Col: 1, Value: 3.26
Row: 4, Col: 2, Value: 3.05
Row: 5, Col: 1, Value: 3.64
Row: 5, Col: 2, Value: 3.38
5% -
4% -
3% -
2% -
1% -
0%
Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds Average

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 37.79%. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
Pennsylvania Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE IN 1998?

A. The U.S. economy was very strong in 1998. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of the year. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages have started to creep upward as employers have increased wages to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for the year. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - this weakness was more than offset by solid domestic demand. Robust consumer activity in the holiday shopping season sustained growth through the end of the year.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A. The fund's maturity at the beginning of the year stood at 34 days. It rolled down to the low 20-day range in the third quarter, largely due to technicals, or supply factors in the municipal money market. Specifically, there was not a lot of fixed-rate, longer-term issuance. When supplies of fixed-rate paper declined, new issues of one-year notes came to market at higher prices. As a result, the fund was focused on short-term, variable-rate paper, which was more abundant and attractively priced. Amid expectations of further aggressive Fed rate cuts, I added fixed-rate securities to lock in higher rates. These purchases brought the fund's average maturity to 43 days in September. The maturity has since rolled down to 38 days at the end of the period.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on December 31, 1998, was 3.26%, compared to 3.66% 12 months ago. The latest yield was the equivalent of a 5.24% taxable yield for Pennsylvania investors in the 37.79% combined state and federal tax bracket. Through December 31, 1998, the fund's 12-month total return was 3.15%, compared to 2.95% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK FOR THE BEGINNING OF 1999?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering rates to a neutral stance. The Fed might reverse course and increase rates if continued strength in the economy finally is reflected in higher prices. On the other hand, there is still a risk that outside factors might threaten U.S. economic growth and encourage the Fed to ease credit by lowering rates once again. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS

GOAL: to seek high current
income exempt from federal
and Pennsylvania state
income tax by investing in
high-quality, short-term
municipal money market
securities, while maintaining
a $1.00 share price

FUND NUMBER: 401

TRADING SYMBOL: FPTXX

START DATE: August 6, 1986

SIZE: as of December 31,
1998, more than $216
million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/98  % OF FUND'S INVESTMENTS
                               12/31/98                                                  12/31/97

0 - 30                          79                       78                               80

31 - 90                         6                        15                               3

91 - 180                        6                        4                                10

181 - 397                       9                        3                                7

WEIGHTED AVERAGE MATURITY

                               12/31/98                 6/30/98                          12/31/97

Spartan Pennsylvania           38 DAYS                  30 Days                          35 Days
Municipal Money Money Market
Fund

All Tax-Free Money Market      46 DAYS                  41 Days                          48 Days
Funds Average *

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF DECEMBER 31, 1998  AS OF JUNE 30, 1998
Row: 1, Col: 1, Value: 71.0
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 7.0
Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 0.0
Variable rate demand
notes (VRDNs) 71%
Commercial paper
(including CP mode) 16%
Tender bonds 3%
Municipal notes 3%
Other 7%
Variable rate demand
notes (VRDNs) 77%
Commercial paper
(including CP mode) 15%
Tender bonds 5%
Municipal notes 3%
Other 0%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - 96.0%

Allegheny County Ind. Dev.
Auth. Rev.:

(Doren, Inc. Proj.) Series       $ 2,300,000                      $ 2,300,000
1997 C, 3.95%, LOC Nat'l.
City Bank (PA), VRDN (a)(d)

(R.I. Lampus Co. Proj.)           2,560,000                        2,560,000
Series 1997 A, 3.95%, LOC
Nat'l. City Bank (PA), VRDN
(a)(d)

(Union Elec. Steel Co. Proj.)     3,120,000                        3,120,000
Series 1996 A, 4.05%, LOC
PNC Bank NA, VRDN (a)(d)

Beaver County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds:

(Duquesne Lt. Co. Mansfield       930,000                          930,000
Proj.) Series 1990 C, 3.15%
3/9/99, LOC Barclays Bank
PLC, CP mode

(Duquesne Lt. Co. Proj.)          3,000,000                        3,000,000
Series 1994, 3.3% 1/13/99,
LOC UBS AG, CP mode

Berks County Ind. Dev. Auth.
Manufacturing Facilities Rev.:

(Bachman Co. Proj.) Series        2,225,000                        2,225,000
1994, 4.25%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)(d)

(Construction Fastener Proj.)     970,000                          970,000
Series 1996 B, 4.25%, LOC
First Union Nat'l. Bank of
North Carolina, VRDN (a)(d)

(Grafika Commercial Printing,     1,410,000                        1,410,000
Inc.) Series 1995, 4.2%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN
(a)(d)

(RAM Industries, Inc.) Series     3,250,000                        3,250,000
1996, 4.2%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)(d)

Berks County Ind. Dev. Auth.
Rev.:

(Continental Assurance Co.        2,300,000                        2,300,000
Proj.) Series 82, 3.45%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Bonds (Citizens Utils.)           4,200,000                        4,200,000
Series 1996, 3.1% 3/8/99, CP
mode (d)

Boyertown Area School             2,300,000                        2,301,643
District TRAN Series 1998,
4% 6/30/99

Bucks County Ind. Dev. Auth.
Rev.:

(Associates Proj.) Series         1,840,000                        1,840,000
1993, 4.25%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)(d)

(Double H Plastics, Inc.          1,950,000                        1,950,000
Proj.) Series 1993, 4.25%,
LOC  First Union Nat'l. Bank
of North Carolina, VRDN
(a)(d)

Butler County Ind. Dev. Auth.     1,200,000                        1,200,000
Rev. (Armco, Inc. Proj.)
Series 1996 A, 4.05%, LOC
Chase Manhattan Bank, VRDN
(a)(d)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990 B:

3% 4/12/99, LOC Nat'l.            2,200,000                        2,200,000
Westminster Bank PLC,  CP
mode (d)

3% 4/7/99, LOC Nat'l.             2,200,000                        2,200,000
Westminster Bank PLC,  CP
mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.): - continued

Series 1990 B:

3.15% 3/9/99, LOC Nat'l.         $ 1,000,000                      $ 1,000,000
Westminster Bank PLC,  CP
mode (d)

Series 1991 A:

3% 4/7/99, LOC Nat'l.             2,100,000                        2,100,000
Westminster Bank PLC,  CP
mode (d)

3% 4/8/99, LOC Nat'l.             4,000,000                        4,000,000
Westminster Bank PLC,  CP
mode (d)

Series 1992 A, 3.15% 3/9/99,      2,100,000                        2,100,000
LOC Nat'l. Westminster Bank
PLC, CP mode (d)

Chester County Ind. Dev.          3,500,000                        3,500,000
Auth. Rfdg. Rev. Bonds (Gen.
Motors Corp. Proj.) Series
1996, 3.85%, VRDN (a)

Coatesville Area School           1,200,000                        1,200,849
District TRAN 4.05% 6/30/99

Cumberland County Ind. Dev.       2,100,000                        2,100,000
Auth. Rev. (Lane
Enterprises, Inc. Proj.)
4.2%, LOC First Union Nat'l.
Bank of North Carolina, VRDN
(a)(d)

Dauphin County Gen. Auth.         3,600,000                        3,600,000
Rev. (School District Pooled
Fing. Prog.) 4.15% (AMBAC
Insured) (BPA Commerzbank
AG), VRDN (a)

Delaware County Gen. Oblig.       2,080,000                        2,086,323
Bonds Series 1999,  3.5%
10/1/99 (f)

Delaware County Ind. Dev.
Auth. Bonds (Philadelphia
Elec.):

Series 1988 A, 3.45% 2/10/99      3,100,000                        3,100,000
(FGIC Insured), CP mode

Series 1988 C, 3.4% 1/8/99        2,100,000                        2,100,000
(FGIC Insured), CP mode

Downingtown Area School           1,000,000                        1,000,663
District TRAN 4.04% 6/30/99

Doylestown Hosp. Auth. Hosp.      10,098,000                       10,098,000
Rev. Participating VRDN
Series BTP 63, 4.09%
(Liquidity Facility
Automatic Data Processing,
Inc.) (a)(e)

Erie County Ind. Dev. Auth.       1,000,000                        1,000,000
Rev. (Carlisle Corp. Proj.)
Series 1993, 4.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Lancaster Higher Ed. Auth.        1,435,000                        1,435,000
College Rev. (Franklin &
Marshall College) 3.87% (BPA
Chase Manhattan Bank), VRDN
(a)

Lehigh County Ind. Dev. Auth.
Poll. Cont. Rev. (Allegheny
Elec. Coop., Inc. Proj.):

Series 1984 A, 3.4%, LOC          500,000                          500,000
Rabobank Nederland Coop.
Central, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Lehigh County Ind. Dev. Auth.
Poll. Cont. Rev. (Allegheny
Elec. Coop., Inc. Proj.): -
continued

Series 1984 B, 3.4%, LOC         $ 900,000                        $ 900,000
Rabobank Nederland Coop.
Central, VRDN (a)

Montgomery County Ind. Dev.
Auth. Rev.:

(H.P. Cadwallader, Inc.           930,000                          930,000
Proj.) Series 1995, 4.25%,
LOC  First Union Nat'l. Bank
of North Carolina, VRDN
(a)(d)

(RJI Ltd. Partnership Proj.)      1,465,000                        1,465,000
Series 1992, 4.2%, LOC First
Union Nat'l. Bank of North
Carolina, VRDN (a)(d)

(Sirius Dev. Assoc. Proj.)        1,600,000                        1,600,000
4.05%, LOC PNC Bank NA, VRDN
(a)(d)

North Pennsylvania Wtr. Auth.     10,000,000                       10,000,000
Wtr. Rev. Participating VRDN
Series SGA 30, 4.15%
(Liquidity Facility Societe
Generale, France) (a)(e)

Northampton County Ind. Dev.
Auth. Rev.:

(Bedford Park Proj.):

Series 1996 A, 3.9%, LOC          1,765,000                        1,765,000
Harris Trust & Savings Bank,
VRDN (a)(d)

Series 1996 B, 3.9%, LOC          950,000                          950,000
Harris Trust & Savings Bank,
VRDN (a)(d)

(Binney & Smith, Inc. Proj.)      2,350,000                        2,350,000
Series 1997 A, 4.2%, LOC
First Nat'l. Bank of
Chicago, VRDN (a)(d)

(Victoria Vogue Proj.) 4.2%,      2,330,000                        2,330,000
LOC PNC Bank NA, VRDN (a)(d)

Bonds (Citizens Utils. Co.        1,100,000                        1,100,000
Proj.) Series 1991, 3.3%
1/12/99, CP mode (d)

Northhampton Ind. Dev. Auth.      2,000,000                        2,000,000
(Ultra-Poly Corp./Portland
Ind. Park Proj.) 4.2%, LOC
PNC Bank NA, VRDN (a)(d)

Northumberland County Ind.
Dev. Auth. Rev. (Foster
Wheeler Mount Carmel, Inc.):

Series 1987 B, 4.05%, LOC UBS     2,340,000                        2,340,000
AG, VRDN (a)(d)

4.05%, LOC UBS AG, VRDN (a)(d)    15,340,000                       15,339,999

Pennsylvania Econ. Dev. Fing.
Auth. Econ. Dev. Rev.:

(Dodge-Regupol, Inc. Proj.)       1,200,000                        1,200,000
Series D4, 4.05%, LOC PNC
Bank NA, VRDN (a)(d)

(Esschem, Inc.) Series 1991       500,000                          500,000
D10, 4.05%, LOC PNC Bank NA,
VRDN (a)(d)

(McDowell Manufacturing Co.)      1,000,000                        1,000,000
Series 1996 F4, 4.05%,  LOC
PNC Bank NA, VRDN (a)(d)

(Pappafava Proj. ) Series         150,000                          150,000
1989 D7, 4.05%, LOC PNC Bank
NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Econ. Dev. Fing.
Auth. Econ. Dev. Rev.: -
continued

(Payne Printery Proj.) Series    $ 225,000                        $ 225,000
1989 B8, 4.05%, LOC PNC Bank
NA, VRDN (a)(d)

(Port Erie Plastics) Series       450,000                          450,000
1989 D9, 4.05%, LOC PNC Bank
NA, VRDN (a)(d)

(Respironics, Inc. Proj.)         600,000                          600,000
Series 1989 F, 4.05%, LOC
PNC Bank NA, VRDN (a)(d)

(Sun Star, Inc. Proj.) Series     800,000                          800,000
1994 A5, 4.05%, LOC PNC Bank
NA, VRDN (a)(d)

Series 1996 A1, 4.05%, LOC        575,000                          575,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A2, 4.05%, LOC        1,900,000                        1,900,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A3, 4.05%, LOC        900,000                          900,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A7, 4.05%, LOC        725,000                          725,000
PNC Bank NA, VRDN (a)(d)

Series 1996 A8, 4.05%, LOC        700,000                          700,000
PNC Bank NA, VRDN (a)(d)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(ASK Foods, Inc.) Series A1,      335,000                          335,000
4.05%, LOC PNC Bank NA, VRDN
(a)(d)

(Babcock & Wilcox Co. Proj.)      4,800,000                        4,800,000
Series 1989 A2, 4.05%,  LOC
PNC Bank NA, VRDN (a)(d)

(Suntory Wtr. Group, Inc.)        4,900,000                        4,900,000
Series 1992 D, 3.9%,  LOC
Wachovia Bank NA, VRDN (a)(d)

Pennsylvania Gen. Oblig.:

Bonds 1st Series, 6% 9/15/99      1,750,000                        1,784,988

Bonds 2nd Series, 5% 11/15/99     2,100,000                        2,134,743

Participating VRDN:

4.12% (Liquidity Facility         7,100,000                        7,100,000
Citibank, New York NA) (a)(e)

Series PA 274, 3.85%              4,000,000                        4,000,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Pennsylvania Higher Ed.
Assistance Agcy. Student Ln.
Rev.:

Series 1994, 4.05%, LOC           1,200,000                        1,200,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

4.05%, LOC Student Ln.            1,000,000                        1,000,000
Marketing Assoc., VRDN (a)(d)

Pennsylvania Higher Edl.
Facilities Auth. Council of
Independent Colleges & Univ.
Fin. Prog. Rev. Bonds:

(Rosemont College) Series         2,800,000                        2,800,000
1997 B4, 2.95%, tender
11/1/99, LOC PNC Bank NA

(Kings College) Series B6,        3,000,000                        3,000,000
2.95%, tender 11/1/99,  LOC
PNC Bank NA

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Arpt. Rev.          $ 2,000,000                      $ 2,000,000
Participating VRDN Series SG
118, 3.9% (Liquidity
Facility Societe Generale,
France) (a)(d)(e)

Philadelphia Hosp. & Higher       1,300,000                        1,300,000
Ed. Facilities Auth. Hosp.
Rev. (Children's Hosp.
Proj.) Series 1996 A, 4.1%
(BPA Morgan Guaranty Trust
Co., NY), VRDN (a)

Philadelphia Ind. Dev. Auth.      2,100,000                        2,100,000
Rev. Participating VRDN
Series PT 221, 3.9%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Philadelphia School District      3,230,000                        3,230,000
Participating VRDN Series PA
151, 3.85% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Philadelphia Wtr. & Wastewtr.     3,250,000                        3,250,000
Rev. Participating VRDN
Series 1997 Q, 3.85%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Pittsburgh Gen. Oblig.            1,500,000                        1,500,000
Participating VRDN Series SG
71, 3.85% (Liquidity
Facility Societe Generale,
France) (a)(e)

Red Lion Area School District     2,500,000                        2,501,768
TRAN Series 1998, 4.05%
6/30/99

Schuylkill County Ind. Dev.
Auth. Rev.:

(Craftex Mills, Inc. Proj.)       3,800,000                        3,800,000
Series 1996, 4.2%, LOC First
 Union Nat'l. Bank of North
Carolina, VRDN (a)(d)

(Metal Sales Manufacturing        1,050,000                        1,050,000
Corp.) Series 1995, 3.9%,
LOC Star Bank NA, VRDN (a)(d)

(Prime Packaging, Inc. Proj.)     1,785,000                        1,785,000
Series 1995, 4.2%, LOC
First Union Nat'l. Bank of
North Carolina, VRDN (a)(d)

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 A, 3.15% 3/9/99,      1,900,000                        1,900,000
LOC Nat'l. Westminster Bank
PLC, CP mode (d)

Series 1990 B:

3% 4/9/99, LOC Nat'l.             1,400,000                        1,400,000
Westminster Bank PLC, CP
mode (d)

3.4% 1/13/99, LOC Nat'l.          1,500,000                        1,500,000
Westminster Bank PLC, CP
mode (d)

Series 1993, 3% 4/9/99, LOC       2,000,000                        2,000,000
Nat'l. Westminster Bank PLC,
CP mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Westmoreland County Ind. Dev.    $ 11,500,000                     $ 11,500,000
Auth. Rev. (Nat'l. Waste &
Energy Corp.) Series 1993,
4.15%, LOC Fleet Bank NA,
VRDN (a)(d)

York Gen. Auth. Pooled Fing.      2,500,000                        2,500,000
Rev. (City of Reading Proj.)
Series 1996 A, 4.05% (AMBAC
Insured), VRDN (a)

                                                                   208,043,976

                                 SHARES

OTHER - 4.0%

Municipal Central Cash Fund       8,693,181                        8,693,181
(b)(c)

TOTAL INVESTMENT IN                                            $ 216,737,157
SECURITIES - 100%

Total Cost for Income Tax Purposes                             $  216,737,246


SECURITY TYPE ABBREVIATIONS
TRAN - TAX AND REVENUE
  ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.75%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the fund had a capital loss carryforward of approximately $53,000 of which $17,000, $10,000 and $26,000 will expire on December 31, 2002, 2003 and 2004, respectively.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       DECEMBER 31, 1998

ASSETS

Investment in securities, at                $ 216,737,157
value -  See accompanying
schedule

Cash                                         875

Receivable for fund shares                   1,207,538
sold

Interest receivable                          1,178,276

 TOTAL ASSETS                                219,123,846

LIABILITIES

Payable for investments        $ 2,090,165
purchased on a delayed
delivery basis

Payable for fund shares         441,235
redeemed

Distributions payable           14,031

Accrued management fee          88,849

Other payables and accrued      2,977
expenses

 TOTAL LIABILITIES                           2,637,257

NET ASSETS                                  $ 216,486,589

Net Assets consist of:

Paid in capital                             $ 216,540,606

Accumulated net realized gain                (54,017)
(loss) on investments

NET ASSETS, for 216,538,459                 $ 216,486,589
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($216,486,589
(divided by) 216,538,459
shares)

STATEMENT OF OPERATIONS
                            YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME                              $ 7,835,232

EXPENSES

Management fee                  $ 1,088,367

Non-interested trustees'         843
compensation

 Total expenses before           1,089,210
reductions

 Expense reductions              (7,349)      1,081,861

NET INTEREST INCOME                           6,753,371

NET REALIZED GAIN (LOSS) ON                   6,043
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 6,759,414
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 6,753,371                   $ 7,562,382

 Net realized gain (loss)         6,043                         4,847

 NET INCREASE (DECREASE) IN       6,759,414                     7,567,229
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (6,753,371)                   (7,562,382)
from net interest income

Share transactions at net         150,634,446                   169,686,586
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  6,502,673                     7,292,005
distributions from net
interest income

 Cost of shares redeemed          (170,125,710)                 (189,900,683)

 NET INCREASE (DECREASE) IN       (12,988,591)                  (12,922,092)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (12,982,548)                  (12,917,245)
IN NET ASSETS

NET ASSETS

 Beginning of period              229,469,137                   242,386,382

 End of period                   $ 216,486,589                 $ 229,469,137



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .031                      .033       .032       .035       .026
Operations Net interest
income

Less Distributions

 From net interest income         (.031)                    (.033)     (.032)     (.035)     (.026)

Net asset value, end of period   $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 3.15%                     3.36%      3.21%      3.56%      2.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 216,487                 $ 229,469  $ 242,386  $ 241,643  $ 257,608
(000 omitted)

Ratio of expenses to average      .50%                      .50%       .50%       .50%       .50%
net assets

Ratio of expenses to average      .50%                      .50%       .48% C     .50%       .50%
net assets after expense
reductions

Ratio of net interest income      3.10%                     3.31%      3.17%      3.50%      2.58%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

 INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $63,964,986 and $65,869,610, respectively.
The market value of futures contracts opened and closed during the period amounted to $30,183,945 and $31,293,190, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.

At a Special Meeting of the Shareholders of the income fund held on December 16, 1998, shareholders approved an amended management contract (Amended Contract). Under the Amended Contract, which will become effective on or about January 1, 1999, FMR will receive a monthly fee that is calculated on the basis of a group fee rate plus an individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates will range from .1100% to .3700%. The annual individual fund fee rate is 0.25%. Under the Amended Contract, the management fee is no longer all-inclusive. The fund will be responsible for paying all other expenses unless they are borne by FMR under a voluntary expense limit.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from the money market fund's shareholders which amounted to $4,874 for the period.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income and money market funds' expenses were reduced by $2,847 and $7,349, respectively under these arrangements.

Effective January 1, 1999, after the end of the period, FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.53% of the fund's average net assets through December 31, 2000.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund and Spartan Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Spartan Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 5, 1999

DISTRIBUTIONS


The Board of Trustees of Spartan Pennsylvania Municipal Income Fund voted to pay on February 8, 1999 to shareholders of record at the opening of business on February 5, 1999, a distribution of $.016 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 1998, 100% of the income and money market funds' income dividends were free from federal income tax, and 8.86% and 62.02%, respectively, of the funds' income dividends were subject to the federal alternative minimum tax.

Spartan Pennsylvania Municipal Income Fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS


A special meeting of Spartan Pennsylvania Municipal income Fund's shareholders was held on December 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF             % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
Affirmative    941,676,281.56   96.946

Withheld       29,667,606.92    3.054

TOTAL          971,343,888.48   100.000

PHYLLIS BURKE DAVIS
Affirmative    941,015,539.45   96.878

Withheld       30,328,349.03    3.122

TOTAL          971,343,888.48   100.000

ROBERT M. GATES
Affirmative    940,616,433.83   96.837

Withheld       30,727,454.65    3.163

TOTAL          971,343,888.48   100.000

EDWARD C. JOHNSON 3D
Affirmative    940,665,834.51   96.842

Withheld       30,678,053.97    3.158

TOTAL          971,343,888.48   100.000

E. BRADLEY JONES
Affirmative    937,879,239.66   96.555

Withheld       33,464,648.82    3.445

TOTAL          971,343,888.48   100.000

DONALD J. KIRK
Affirmative    941,794,381.77   96.958

Withheld       29,549,506.71    3.042

TOTAL          971,343,888.48   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
Affirmative    941,809,883.91   96.959

Withheld       29,534,004.57    3.041

TOTAL          971,343,888.48   100.000

WILLIAM O. MCCOY
Affirmative    941,735,873.46   96.952

Withheld       29,608,015.02    3.048

TOTAL          971,343,888.48   100.000

GERALD C. MCDONOUGH
Affirmative    939,119,647.40   96.683

Withheld       32,224,241.08    3.317

TOTAL          971,343,888.48   100.000

MARVIN L. MANN
Affirmative    942,029,292.87   96.982

Withheld       29,314,595.61    3.018

TOTAL          971,343,888.48   100.000

ROBERT C. POZEN
Affirmative    941,499,581.49   96.928

Withheld       29,844,306.99    3.072

TOTAL          971,343,888.48   100.000

THOMAS R. WILLIAMS
Affirmative    939,450,603.85   96.717

Withheld       31,893,284.63    3.283

TOTAL          971,343,888.48   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    158,999,629.18   96.207

Against        2,533,160.12     1.532

Abstain        3,735,984.66     2.261

TOTAL          165,268,773.96   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         838,802,769.40   88.254

Against             59,832,161.19    6.295

Abstain             51,803,661.60    5.451

TOTAL               950,438,592.19   100.000

Broker Non-Votes    20,905,296.29

PROPOSAL 4

To adopt a new fundamental investment policy for the fund permitting the fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         142,387,107.40   86.666

Against             13,501,029.55    8.218

Abstain             8,405,474.71     5.116

TOTAL               164,293,611.66   100.000

Broker Non-Votes    975,162.30

PROPOSAL 5

To approve an amended management contract for the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    144,394,861.30   87.370

Against        10,600,808.17    6.414

Abstain        10,273,104.49    6.216

TOTAL          165,268,773.96   100.000

PROPOSAL 6

To replace the fund's fundamental 80% investment policy with a non-fundamental policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         137,652,843.82   83.785

Against             16,432,944.59    10.002

Abstain             10,207,823.25    6.213

TOTAL               164,293,611.66   100.000

Broker Non-Votes    975,162.30

PROPOSAL 7

To eliminate the fund's fundamental investment policy regarding investment in below investment-grade debt securities.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         135,287,492.92   82.345

Against             19,490,809.32    11.863

Abstain             9,515,309.42     5.792

TOTAL               164,293,611.66   100.000

Broker Non-Votes    975,162.30

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT\
ACCOUNTS

BUYING SHARES

Fidelity Investments
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OVERNIGHT EXPRESS
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Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

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Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
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SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER, MONEY MARKET FUND
Fidelity Investments Money
Management Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President - INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Christine J. Thompson, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

PFR-ANN-0299  70456
1.540037.101

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Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO

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Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

THE FIDELITY TELEPHONE CONNECTION
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SPARTAN(REGISTERED TRADEMARK)
MICHIGAN MUNICIPAL INCOME
FUND
AND
FIDELITY
MICHIGAN MUNICIPAL MONEY
MARKET FUND

ANNUAL REPORT
DECEMBER 31, 1998

(FIDELITY_LOGO_GRAPHIC)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN MICHIGAN MUNICIPAL
INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments with their
                                 market values.

 FINANCIAL STATEMENTS        19  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

FIDELITY MICHIGAN MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE                 23  How the fund has done over
                                 time.

 FUND TALK                   25  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          27  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 28  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        34  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        38  Notes to the financial
                                 statements.

REPORT OF INDEPENDENT        42  The auditors' opinion.
ACCOUNTANTS

PROXY VOTING RESULTS         43

OF SPECIAL NOTE              46

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

SPARTAN MICHIGAN MUNICIPAL INCOME FUND


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MI MUNICIPAL INCOME        5.71%        27.19%        105.90%

LB Michigan Municipal Bond         6.49%        36.85%        n/a

Michigan Municipal Debt Funds      5.23%        28.96%        107.77%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a market value-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MI MUNICIPAL INCOME        5.71%        4.93%         7.49%

LB Michigan Municipal Bond         6.49%        6.48%         n/a

Michigan Municipal Debt Funds      5.23%        5.22%         7.58%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan MI Muni Income      LB Municipal Bond
             00081                       LB015
  1988/12/31      10000.00                    10000.00
  1989/01/31      10143.00                    10206.80
  1989/02/28      10081.07                    10090.34
  1989/03/31      10084.82                    10066.22
  1989/04/30      10380.14                    10305.20
  1989/05/31      10592.49                    10519.24
  1989/06/30      10729.03                    10662.09
  1989/07/31      10827.78                    10807.20
  1989/08/31      10742.98                    10701.40
  1989/09/30      10718.07                    10669.51
  1989/10/31      10826.28                    10799.99
  1989/11/30      10976.34                    10988.99
  1989/12/31      11021.49                    11078.88
  1990/01/31      10953.51                    11026.48
  1990/02/28      11046.87                    11124.62
  1990/03/31      11042.36                    11127.95
  1990/04/30      10851.79                    11047.39
  1990/05/31      11109.18                    11288.55
  1990/06/30      11204.29                    11387.78
  1990/07/31      11361.55                    11555.18
  1990/08/31      11189.65                    11387.40
  1990/09/30      11245.41                    11393.89
  1990/10/31      11351.96                    11600.57
  1990/11/30      11574.24                    11833.86
  1990/12/31      11588.94                    11885.34
  1991/01/31      11699.06                    12044.84
  1991/02/28      11786.52                    12149.63
  1991/03/31      11809.88                    12154.00
  1991/04/30      12005.97                    12315.65
  1991/05/31      12061.14                    12425.14
  1991/06/30      12043.33                    12412.84
  1991/07/31      12233.33                    12564.02
  1991/08/31      12380.33                    12729.49
  1991/09/30      12516.23                    12895.23
  1991/10/31      12652.44                    13011.29
  1991/11/30      12699.01                    13047.59
  1991/12/31      12983.92                    13327.59
  1992/01/31      13030.93                    13357.98
  1992/02/29      13052.69                    13362.25
  1992/03/31      13067.50                    13367.20
  1992/04/30      13183.31                    13486.16
  1992/05/31      13326.16                    13644.90
  1992/06/30      13560.11                    13873.86
  1992/07/31      14055.19                    14289.80
  1992/08/31      13856.74                    14150.47
  1992/09/30      13950.82                    14243.01
  1992/10/31      13715.08                    14103.01
  1992/11/30      14050.56                    14355.59
  1992/12/31      14222.10                    14502.16
  1993/01/31      14430.55                    14670.82
  1993/02/28      15010.58                    15201.46
  1993/03/31      14839.26                    15040.79
  1993/04/30      14997.67                    15192.55
  1993/05/31      15097.62                    15277.93
  1993/06/30      15356.85                    15532.92
  1993/07/31      15345.52                    15553.27
  1993/08/31      15709.25                    15877.08
  1993/09/30      15908.00                    16057.92
  1993/10/31      15932.19                    16088.92
  1993/11/30      15828.24                    15947.17
  1993/12/31      16189.18                    16283.82
  1994/01/31      16409.05                    16469.78
  1994/02/28      15935.20                    16043.21
  1994/03/31      15214.86                    15389.93
  1994/04/30      15290.43                    15520.44
  1994/05/31      15368.69                    15655.00
  1994/06/30      15323.55                    15559.35
  1994/07/31      15593.60                    15844.55
  1994/08/31      15632.22                    15899.37
  1994/09/30      15421.06                    15665.97
  1994/10/31      15101.24                    15387.74
  1994/11/30      14625.84                    15109.53
  1994/12/31      14974.21                    15442.09
  1995/01/31      15424.68                    15883.43
  1995/02/28      15869.25                    16345.32
  1995/03/31      15737.21                    16533.13
  1995/04/30      15767.69                    16552.64
  1995/05/31      16276.05                    17080.83
  1995/06/30      16087.07                    16932.23
  1995/07/31      16189.81                    17092.74
  1995/08/31      16408.72                    17309.48
  1995/09/30      16535.69                    17419.05
  1995/10/31      16783.03                    17672.32
  1995/11/30      17104.20                    17965.51
  1995/12/31      17282.20                    18138.15
  1996/01/31      17402.40                    18275.10
  1996/02/29      17262.35                    18151.74
  1996/03/31      17006.09                    17919.76
  1996/04/30      16942.92                    17869.05
  1996/05/31      16926.84                    17861.90
  1996/06/30      17122.32                    18056.42
  1996/07/31      17273.90                    18220.73
  1996/08/31      17240.88                    18216.36
  1996/09/30      17437.26                    18471.39
  1996/10/31      17621.34                    18680.30
  1996/11/30      17944.45                    19022.15
  1996/12/31      17865.97                    18942.25
  1997/01/31      17878.98                    18978.06
  1997/02/28      18058.21                    19152.27
  1997/03/31      17799.83                    18896.97
  1997/04/30      17938.22                    19055.14
  1997/05/31      18191.92                    19341.73
  1997/06/30      18394.44                    19547.72
  1997/07/31      18907.14                    20089.19
  1997/08/31      18706.19                    19900.96
  1997/09/30      18959.80                    20137.18
  1997/10/31      19069.42                    20266.66
  1997/11/30      19193.83                    20385.83
  1997/12/31      19477.55                    20683.26
  1998/01/31      19658.36                    20896.71
  1998/02/28      19662.64                    20902.98
  1998/03/31      19676.10                    20921.38
  1998/04/30      19602.04                    20827.02
  1998/05/31      19870.42                    21156.71
  1998/06/30      19948.53                    21240.07
  1998/07/31      19995.22                    21293.38
  1998/08/31      20300.24                    21622.36
  1998/09/30      20551.50                    21891.78
  1998/10/31      20493.97                    21891.34
  1998/11/30      20573.16                    21968.18
  1998/12/31      20590.27                    22023.54
IMATRL PRASUN   SHR__CHT 19981231 19990111 110606 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $20,590 - a 105.90% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,024 - a 120.24% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
                        YEARS ENDED DECEMBER 31,

                    1998   1997   1996    1995    1994

Dividend returns    4.91%  5.27%  5.63%   6.15%   5.40%

Capital returns     0.80%  3.75%  -2.25%   9.26%  -12.90%

Total returns       5.71%  9.02%  3.38%   15.41%  -7.50%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.68(cents)   27.87(cents)   55.69(cents)

Annualized dividend rate         4.69%         4.72%          4.77%

30-day annualized yield          4.08%         -              -

30-day annualized                6.67%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.76 over the past one month, $11.72 over the past six months and $11.68 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Thanks to volatile and
unpredictable equity markets
worldwide, new money flowed
steadily into bond funds throughout
1998. Bond performance, however,
varied widely from sector to sector.
For the 12-month period ending
December 31, 1998, the Lehman
Brothers Municipal Bond Index -
a popular measure of the
municipal bond market -
returned 6.48%. In contrast, the
Lehman Brothers Aggregate Bond
Index - a widely followed
measure of taxable-bond
performance - returned 8.69%
during the period. In fact, according
to research conducted by
Morningstar, Inc. - a leading
provider of investment information
and analysis - munis lagged the
majority of bond investments over
the course of the year, trailing
Treasuries, long-term corporate
bonds and international bonds,
among others. While Treasuries in
particular reaped the benefits of
equity investors' flight to safety,
municipal bond returns in general
were somewhat tempered by
record-high issuance that was met
with only subdued demand.
Fortunately, the outlook for
municipal bonds improved during
the fourth quarter. Towards the end
of the 12-month period, municipals
were priced quite attractively
compared to their U.S. Treasury
counterparts and were yielding
about the same as 30-year
Treasuries. Also, municipal bonds
- along with the majority of
fixed-income issues - were
bolstered by three recent
interest-rate cuts by the Federal
Reserve Board, which dropped
the fed funds rate to 4.75%.

An interview with Norm Lind, Portfolio Manager of Spartan Michigan Municipal Income Fund

(photograph of Norm Lind)

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period that ended December 31, 1998, the fund had a total return of 5.71%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned 5.23% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Michigan Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 6.49% for the same one-year period.

Q. WHAT HELPED THE FUND BEAT ITS COMPETITORS DURING THE YEAR?

A. I think it comes down to two factors. First, the fund had a relatively large weighting in bonds rated Baa by Moody's Investors Service. Baa-rated securities were in low supply and high demand throughout the year, which generally helped them outperform their higher-quality counterparts.

Q. WHAT WAS THE SECOND FACTOR THAT HELPED THE FUND'S PERFORMANCE?

A. The fund had a relatively large weighting in non-callable bonds, which can't be redeemed by their issuers before maturity. When an issuer "calls" a bond, it's like refinancing the mortgage on your house. When interest rates fall, you save by paying off the old loan with money borrowed at lower interest rates. While refinancing is good for homeowners and municipal issuers, it can be troublesome for bondholders. When a bond is called, or retired, it potentially leaves bondholders to reinvest the proceeds, most often at lower interest rates. Because rates were falling, there was relatively strong demand for non-callable securities given their protection against inopportune calls, and they performed quite well as a result.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Yes, there was one. Because of my focus on non-callable bonds, I missed out on some of the appreciation that occurred in bonds that could be called through pre-refundings. A pre-refunding involves retiring some older municipal bonds, backing them with U.S. Treasury bonds, and then issuing new bonds at lower prevailing interest rates. When the original bond becomes backed by the Treasury, it assumes the higher credit rating of that Treasury, and generally its price appreciates as a result. The Michigan market had its share of bonds that appreciated because of pre-refundings, although the fund didn't really participate in that activity.

Q. WITH ALL THE COMPETITIVE AND COST-CUTTING PRESSURES FACING HEALTH CARE ORGANIZATIONS, HOW DO YOU APPROACH CHOOSING INVESTMENTS IN THAT SECTOR - WHICH MADE UP THE FUND'S LARGEST SECTOR CONCENTRATION AT THE END OF THE PERIOD?

A. I take a cautious, but opportunistic, approach. The Michigan health care environment recently has been marked by a lot of consolidation as hospitals have merged, acquired other hospitals or have been acquired themselves. Against that backdrop, it has become increasingly more difficult to separate the potential survivors from those that will be out of business at some point down the road. With the help of Fidelity's research team, I try to identify those organizations that I believe will emerge as survivors and that will benefit from further industry consolidation. One factor I analyze is a hospital's service region and whether it is in a period of growth or one of contraction. Obviously, regions with stronger economic and population growth are more attractive than those that are experiencing a slowdown. I also look for organizations that may have a specific niche - such as heart surgery or orthopedics - that would be attractive to a potential acquirer.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?

A. After lagging Treasuries during most of 1998, municipals may be in for a fairly strong period of performance in 1999 as they play catch-up to the U.S. Treasury market. That said, the direction of interest rates will be the primary determinant of municipal performance, and it's anybody's guess where they will be six months or a year from now. As far as the fund is concerned, I'll continue to emphasize bonds that I think offer good value given their yields and their risk. I'm comfortable sticking with a fairly large weighting in high-quality bonds for the time being, because I feel that lower-quality securities currently do not offer enough additional yield to adequately compensate for their added risk.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON THE ROLE OF
MUNICIPAL BOND INSURANCE:

"The role of municipal bond
insurance has grown dramatically
during the past decade as the
number of municipal bonds with
insurance has mushroomed.
Throughout 1998, for example,
roughly half of all municipal bonds
issued in Michigan were insured.
Municipal bond insurance,
underwritten by private insurers,
guarantees the timely payment of
interest and principal should the
issuer default on the underlying
debt. Insurance can be purchased
either by the issuer or an investor.
Because they generally enjoy the
highest credit rating (Aaa, AAA or
other, depending on the insurer),
insured bonds tend to be more
popular than uninsured bonds
among many types of investors.

"There are a couple of
characteristics that investors should
understand about insured bonds.
They tend to offer lower yields
than similarly rated uninsured
bonds because the cost of
insurance is passed on to the
investor. Second, insurance
doesn't protect a bond from
suffering price losses. Like all
bonds, insured bond prices fluctuate
in response to supply, demand,
interest rate movements and
other factors."

FUND FACTS

GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
personal income tax

FUND NUMBER: 081

TRADING SYMBOL: FMHTX

START DATE: November 12,
1985

SIZE: as of December 31,
1998, more than $479
million

MANAGER: Norm Lind, since
1998; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1986
(checkmark)

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF
DECEMBER 31, 1998

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

Health Care                    29.5                     30.1

General Obligations            15.8                     17.4

Electric Utilities             10.1                     9.3

Special Tax                    8.8                      8.8

Escrowed/Pre-Refunded          7.8                      7.0

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1998

                                                        6 MONTHS AGO

Years                          13.8                     14.8


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF DECEMBER 31,
1998

                                    6 MONTHS AGO

Years                         6.8   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF DECEMBER 31, 1998 AS OF JUNE 30, 1998
Aaa 43.2%
Aa, A 44.0%
Baa 7.5%
Not Rated 1.5%
Short-term
investments 3.8%
Aaa 43.4%
Aa, A 47.3%
Baa 7.2%
Not Rated 1.6%
Short-term
investments 0.5%
Row: 1, Col: 1, Value: 43.2
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 7.5
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 3.8
Row: 1, Col: 1, Value: 43.4
Row: 1, Col: 2, Value: 47.0
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 1.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 96.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - 95.6%

Anchor Bay School District        Aaa       $ 2,720,000                     $ 2,821,157
5.5% 5/1/18  (MBIA Insured)

Central Michigan Univ. Rev.       Aaa        1,750,000                       1,928,325
5.5% 10/1/17 (FGIC Insured)
(Pre-Refunded to 4/1/07 @
101) (f)

Clarkston Cmnty. Schools          Aaa        2,600,000                       2,843,152
5.55% 5/1/10 (FGIC Insured)
(Pre-Refunded to 5/1/05 @
101) (f)

Clintondale Cmnty. Schools        Aa2        2,205,000                       2,322,218
Rfdg. 5.5% 5/1/15

Comstock Pub. Schools (Cap.       Aaa        1,300,000                       1,006,148
Appreciation) 0% 5/1/05 (FSA
Insured)

Davison Cmnty. School             Aaa        1,000,000                       1,028,060
District 5.375% 5/1/16 (FGIC
Insured)

Dearborn Swr. Disp. Sys. Rev.     Aaa        1,625,000                       1,669,363
Series A, 5.1% 4/1/12 (MBIA
Insured)

Detroit Local Dev. Fin. Auth.     A2         3,000,000                       3,061,590
Rfdg. Sr. Series A, 5.375%
5/1/18

Detroit Convention Facilities     A          12,700,000                      12,920,853
Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25%
9/30/12

Detroit Gen. Oblig.:

Rfdg. (Distributable State
Aid):

5.2% 5/1/07 (AMBAC Insured)       Aaa        4,000,000                       4,261,600

5.25% 5/1/09 (AMBAC Insured)      Aaa        4,500,000                       4,804,740

Series A, 5% 4/1/05 (MBIA         Aaa        1,765,000                       1,850,302
Insured)

Detroit Swr. Disp. Rev.:

(Wtr. Supply Sys. Proj.)          Aaa        1,885,000                       2,088,203
Series A, 6% 7/1/05 (MBIA
Insured)

Rfdg. Series B, 6.25% 7/1/07      Aaa        1,130,000                       1,286,460
(MBIA Insured)

Detroit Wtr. Supply Sys. Rev.
Rfdg.:

6.2% 7/1/04 (FGIC Insured)        Aaa        3,795,000                       4,134,159

6.5% 7/1/15 (FGIC Insured)        Aaa        6,000,000                       7,183,500

Eastern Michigan Univ. Rev.       Aaa        1,000,000                       1,065,740
Rfdg. 5.9% 6/1/02 (AMBAC
Insured)

Ferndale School District          Aaa        1,300,000                       1,473,940
Rfdg. 6% 5/1/09  (FGIC
Insured)

Flint Hosp. Bldg. Auth. Rev.      Baa1       5,570,000                       5,818,144
(Hurley Med. Ctr.) 6.5%
7/1/20 (Pre-Refunded to
7/1/00 @ 100) (f)

Grand Rapids San. Swr. Sys.
Rev. Rfdg. Series A:

5.375% 1/1/09 (FGIC Insured)      Aaa        1,000,000                       1,082,740

5.375% 1/1/10 (FGIC Insured)      Aaa        1,000,000                       1,084,780

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Greater Detroit Resource
Recovery Auth. Rev. Rfdg.:

Series A, 6.25% 12/13/05          Aaa       $ 4,000,000                     $ 4,517,240
(AMBAC Insured)

Series B, 6.25% 12/13/05          Aaa        2,000,000                       2,258,620
(AMBAC Insured)

Hastings School District          Aaa        1,000,000                       1,046,140
5.625% 5/1/18  (FGIC Insured)

Holly Area School District:

6.625% 5/1/03 (FGIC Insured)      Aaa        1,225,000                       1,356,957

6.625% 5/1/06 (FGIC Insured)      Aaa        1,150,000                       1,327,342

Howell Pub. Schools Rfdg.         Aaa        1,130,000                       681,413
(Cap. Appreciation) 0%
5/1/10 (AMBAC Insured)

Huron Valley School District      Aaa        5,830,000                       3,321,934
Rfdg. (Cap. Appreciation) 0%
5/1/11 (FGIC Insured)

Imlay City Cmnty. School          Aaa        1,375,000                       1,014,791
District Rfdg. (Cap.
Appreciation) 0% 5/1/06
(FGIC Insured)

Kent County Rfdg. (Refuse         Aa2        2,000,000                       2,090,260
Disp. Sys.) Series A, 5%
11/1/10

Kent Hosp. Fin. Auth. Hosp.       Aa3        3,685,000                       4,594,163
Facilities Rev. (Butterworth
Hosp.) Series A, 7.25%
1/15/13

Kent Hosp. Fin. Auth. Rev.
Rfdg. (Spectrum Health
Proj.) Series A:

5.375% 1/15/10                    Aa3        2,200,000                       2,345,310

5.375% 1/15/11                    Aa3        2,420,000                       2,560,578

5.375% 1/15/12                    Aa3        2,505,000                       2,622,935

Lakeshore Pub. Schools            Aaa        1,000,000                       1,165,160
(Berrien County) 6.8% 5/1/06
(MBIA Insured)

Lansing Bldg. Auth. Rev. 0%       Aaa        3,000,000                       1,601,610
6/1/12  (AMBAC Insured)

Lowell Area Schools (Cap.         Aaa        11,375,000                      4,307,258
Appreciation) 0% 5/1/15
(FGIC Insured) (Pre-Refunded
to 5/1/05 @ 49.0888) (c)(f)

Marquette City Hosp. Fin.         Aaa        2,750,000                       3,003,220
Auth. Rev.  (Marquette Gen.
Hosp.) Series P, 5.875%
4/1/11 (FSA Insured)

Michigan Bldg. Auth. Rev.:

(Cap. Appreciation) Series I:

0% 10/1/01 (Escrowed to           Aaa        1,000,000                       898,020
Maturity) (f)

0% 10/1/02 (Escrowed to           Aaa        2,000,000                       1,725,540
Maturity) (f)

0% 10/1/04 (Escrowed to           Aaa        6,820,000                       5,425,515
Maturity) (f)

(Facilities Prog.):

Series I, 5.3% 10/1/10 (AMBAC     Aaa        1,300,000                       1,394,081
Insured)

Series II, 5.5% 10/15/09          Aa2        5,000,000                       5,454,850

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Bldg. Auth. Rev.: -
continued

Rfdg. Series I:

6% 10/1/00                        Aa2       $ 1,375,000                     $ 1,432,324

6.25% 10/1/20                     Aa2        1,500,000                       1,593,705

Series II, 6.75% 10/1/11          Aa2        1,000,000                       1,087,650

Michigan Comprehensive Trans.     Aa3        1,275,000                       1,366,724
Rev. Rfdg.  Series B, 5.75%
5/15/04

Michigan Gen. Oblig. (College     Aa1        1,045,000                       951,055
Savings) 0% 8/1/01

Michigan Hosp. Fin. Auth. Rev.:

(Daughters of Charity Health      Aa2        1,000,000                       1,106,970
Sys.) 7% 11/1/21
(Pre-Refunded to 11/1/01 @
102) (f)

(Mercy Health Svcs., Inc.):

Series Q:

5.375% 8/15/26 (AMBAC Insured)    Aaa        2,000,000                       2,044,860

6% 8/15/08 (AMBAC Insured)        Aaa        1,130,000                       1,260,233

6% 8/15/10 (AMBAC Insured)        Aaa        1,265,000                       1,399,507

Series R, 5.25% 8/15/10           Aaa        2,195,000                       2,315,769
(AMBAC Insured)

(Presbyterian Villages):

6.4% 1/1/15                       -          1,000,000                       1,067,950

6.5% 1/1/25                       -          1,225,000                       1,307,871

(St. John Hosp. & Med. Ctr.)
Series A:

6% 5/15/08 (AMBAC Insured)        Aaa        1,615,000                       1,822,576

6% 5/15/09 (AMBAC Insured)        Aaa        1,710,000                       1,936,455

Rfdg.:

(Bay Med. Ctr.) Series A,         A3         3,000,000                       3,233,280
8.25% 7/1/12

(Botsford Hosp.) Series A, 5%     Aaa        2,410,000                       2,527,030
2/15/05 (MBIA Insured)

(Crittenton Hosp.) Series A,      A1         6,520,000                       6,573,268
5.25% 3/1/14

(Daughters of Charity Health      Aa2        3,125,000                       3,373,094
Sys.)  5.5% 11/1/05

(Detroit Med. Ctr. Oblig.
Group):

Series A:

6.375% 8/15/09                    A3         1,000,000                       1,077,890

6.5% 8/15/18                      A3         9,000,000                       9,700,380

Series B, 5.5% 8/15/23            A3         3,400,000                       3,359,370

(Genesys Reg'l. Hosp.) Series
A:

5.5% 10/1/18                      Baa2       3,000,000                       3,015,330

5.5% 10/1/27                      Baa2       8,500,000                       8,511,135

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Hosp. Fin. Auth.
Rev.: - continued

Rfdg.:

(Henry Ford Health Sys.)          Aa3       $ 13,100,000                    $ 13,150,038
Series A, 5.25% 11/15/25

(McLaren Health Care Corp.)       A1         5,000,000                       4,856,400
Series A, 5% 6/1/19

(McLaren Oblig. Group) Series     A1         9,250,000                       9,413,633
A, 5.375% 10/15/13

(Mercy Health Svcs., Inc.)        Aa3        1,250,000                       1,385,025
Series T, 6% 8/15/06

(Pontiac Osteopathic Hosp.)       Baa1       3,000,000                       3,116,790
Series A, 6% 2/1/24

(Sisters of Mercy Health          Aaa        9,950,000                       10,696,947
Corp.) 5.375% 8/15/14 (MBIA
Insured)

(St. John Health Sys.) Series     Aaa        3,000,000                       2,923,890
A, 5% 5/15/28 (AMBAC Insured)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev. Series B:

5.8% 4/1/19                       AA-        4,650,000                       4,824,329

7.55% 4/1/23                      AA-        4,750,000                       4,983,510

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.:

Series A:

5.15% 12/1/26 (AMBAC Insured)     Aaa        2,380,000                       2,416,152
(e)

6.8% 12/1/16                      AA+        6,550,000                       6,866,234

Series C:

5.95% 12/1/14                     AA+        2,500,000                       2,618,600

6% 12/1/16                        AA+        2,500,000                       2,621,950

Michigan Job Dev. Auth. Poll.     A2         8,825,000                       8,993,469
Cont. Rev. (Gen. Motors
Corp.) 5.55% 4/1/09

Michigan Muni. Bond Auth. Rev.:

(Local Govt.) 7.5% 11/1/09        Aaa        65,000                          67,082
(AMBAC Insured)

(Revolving Fund) 5.1% 10/1/11     Aa1        4,000,000                       4,187,720

Rfdg.:

(Cap. Appreciation) Series A:

0% 12/1/04 (FGIC Insured)         Aaa        2,000,000                       1,578,740

0% 12/1/05 (FGIC Insured)         Aaa        1,855,000                       1,397,557

0% 12/1/06 (FGIC Insured)         Aaa        5,000,000                       3,574,400

0% 12/1/07 (FGIC Insured)         Aaa        1,000,000                       682,270

4.75% 12/1/09 (FGIC Insured)      Aaa        6,000,000                       6,059,640

(State Revolving Fund) Series     Aa1        2,490,000                       2,710,838
A,  6% 10/1/03

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Pub. Pwr. Agcy. Rev.
Rfdg.  (Belle River Proj.)
Series A:

5.25% 1/1/18                      A1        $ 10,000,000                    $ 10,053,700

5.7% 1/1/03                       A1         2,000,000                       2,132,460

Michigan South Central Pwr.
Agcy. Supply Sys. Rev. Rfdg.:

5% 11/1/09 (AMBAC Insured)        Aaa        1,675,000                       1,678,869

5.9% 11/1/06 (MBIA Insured)       Aaa        4,510,000                       5,020,126

Michigan Strategic Fund Ltd.
Oblig. Rev. Rfdg.:

(Detroit Edison Co. Proj.)
Series BB:

6.5% 2/15/16 (FGIC Insured)       Aaa        1,250,000                       1,352,188

7% 7/15/08 (MBIA Insured)         Aaa        2,000,000                       2,421,100

7% 5/1/21 (AMBAC Insured)         Aaa        8,500,000                       10,894,875

(Envir. Research Institute):

6.25% 8/15/06 (Pre-Refunded       -          2,660,000                       2,905,624
to 8/15/02 @ 101) (f)

6.375% 8/15/12 (Pre-Refunded      -          1,770,000                       1,940,840
to 8/15/02 @ 101) (f)

(Ford Motor Co. Proj.) Series     A1         8,250,000                       9,684,180
A, 7.1% 2/1/06

Michigan Strategic Fund Rev.
Rfdg. (Detroit Edison Co.
Proj.):

Series A, 5.55% 9/1/29 (MBIA      Aaa        3,000,000                       3,045,150
Insured) (b)(e)

Series AA, 6.4% 9/1/25 (MBIA      Aaa        5,000,000                       5,593,350
Insured)(e)

Michigan Trunk Line:

Rfdg. Series A, 5.5% 11/1/16      Aa3        7,000,000                       7,564,410

Series A:

5.5% 10/1/21                      Aa3        9,750,000                       10,179,975

5.75% 10/1/04                     Aa3        4,145,000                       4,465,616

Michigan Underground Storage      Aaa        5,000,000                       5,565,500
Fin. Assurance Auth. Rev.
Rfdg. Series I, 6% 5/1/06
(AMBAC Insured)

Mona Shores School District       Aaa        2,220,000                       2,673,857
6.75% 5/1/10 (FGIC Insured)

Monroe County Poll. Cont.         Aaa        5,000,000                       5,307,850
Rev. (Detroit Edison Proj.)
Series CC, 7.5% 12/1/19
(AMBAC Insured) (e)

Okemos Pub. School District
Rfdg. (Cap. Appreciation):

0% 5/1/12 (MBIA Insured)          Aaa        2,500,000                       1,343,400

0% 5/1/13 (MBIA Insured)          Aaa        1,700,000                       859,792

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Pinckney Cmnty. Schools           Aaa       $ 3,075,000                     $ 3,230,072
Livingston & Washtenaw
Counties 5.5% 5/1/14  (FGIC
Insured)

Port Huron Area School            Aa2        1,975,000                       1,333,362
District (Cap. Appreciation)
(School Bldg. Site) 0% 5/1/08

Rochester Cmnty. School           Aaa        1,000,000                       1,101,190
District Rfdg. 5.625% 5/1/11
(FGIC Insured)

Romulus Cmnty. Schools (Cap.      Aaa        3,610,000                       2,664,288
Appreciation)  0% 5/1/06
(FSA Insured)

Royal Oak City School             Aaa        3,000,000                       2,321,880
District (School Bldg. &
Site) 0% 5/1/05 (AMBAC
Insured)

Royal Oak Hosp. Fin. Auth.
Rev.:

(William Beaumont Hosp.) 5.5%     Aa3        4,000,000                       4,185,520
1/1/14

Rfdg. (William Beaumont           Aa3        5,910,000                       4,430,727
Hosp.) Series K,  0% 11/15/05

St. Clair Shores Econ. Dev.       A2         1,700,000                       1,795,744
Corp. Rev. (Bon Secours
Health Sys.) Series B, 7.5%
9/1/15

St. John's Pub. Schools 6.5%      Aaa        1,400,000                       1,623,342
5/1/07  (FGIC Insured)

Univ. of Michigan Rev. Rfdg.:

(Univ. Hosp. Proj.) Series A:

5.25% 12/1/10                     Aa2        1,685,000                       1,785,932

5.75% 12/1/12                     Aa2        9,000,000                       9,559,440

Series A, 6.25% 8/15/15           Aa2        3,145,000                       3,435,409
(Pre-Refunded  to 8/15/02 @
101) (f)

Walled Lake Consolidated          Aaa        3,550,000                       3,768,467
School District Rfdg. 5.3%
5/1/09 (MBIA Insured)

Wayne Charter County Arpt.
Rev.:

(Detroit Metro Arpt.):

Series A, 5% 12/1/28 (MBIA        Aaa        8,400,000                       8,135,568
Insured) (e)

Series B, 6.875% 12/1/11          Aaa        1,500,000                       1,632,075
(MBIA Insured) (e)

Series C, 5.25% 12/1/13 (MBIA     Aaa        2,000,000                       2,078,340
Insured)

5.25% 12/1/12 (MBIA Insured)      Aaa        2,500,000                       2,604,775
(e)

Wayne County Series A, 8%         Baa2       2,250,000                       2,571,705
3/1/17  (Pre-Refunded to
3/1/02 @ 102) (f)

West Ottawa Pub. School
District:

(Cap. Appreciation) (School       Aaa        4,110,000                       3,040,989
Bldg. & Site)  0% 5/1/06
(MBIA Insured) (Pre-Refunded
 to 5/1/05 @ 95.9187) (f)

Rfdg. 5.25% 5/1/10 (FGIC          Aaa        3,875,000                       4,072,470
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Western Michigan Univ. Rev.:

Rfdg. 5.125% 11/15/22 (FGIC       Aaa       $ 2,365,000                     $ 2,374,436
Insured)

5.6% 7/15/17 (FGIC Insured)       Aaa        2,500,000                       2,597,800
(d)

Western Townships Util. Auth.     BBB+       9,950,000                       10,149,000
Swr. Disp. Sys. 8.2% 1/1/18

                                                                             456,813,144

PUERTO RICO - 0.6%

Puerto Rico Commonwealth          Baa        2,800,000                       2,932,272
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

TOTAL MUNICIPAL BONDS                                                        459,745,416
(Cost $429,160,250)


MUNICIPAL NOTES - 3.8%



MICHIGAN - 3.8%

Michigan Hsg. Dev. Auth. Ltd.    1,100,000                  1,100,000
Oblig. Rev. (Pine Ridge
Apts.) 4%, LOC Wachovia Bank
NA, VRDN (d)

Michigan Muni. Bond Auth.        3,000,000                  3,021,960
Rev. RAN Series 98 D, 4.25%
8/27/99

Michigan Strategic Fund Rev.     5,900,000                  5,900,000
Rfdg. (Dow Chemical Co.
Proj.) Series 1994, 4.1%,
VRDN (d)

Midland County Econ. Dev.        4,800,000                  4,800,000
Rev. (Dow Chemical Co.
Proj.) Series 1993 A, 4.15%,
VRDN (d)(e)

Univ. of Michigan Rev.:

(Hosp. Proj.) Series A, 4.1%,    2,150,000                  2,150,000
VRDN (d)

Series 1992 A, 4.1%, VRDN (d)    950,000                    950,000

TOTAL MUNICIPAL NOTES                                       17,921,960
(Cost $17,915,167)

TOTAL INVESTMENT IN                                       $ 477,667,376
SECURITIES - 100%
(Cost $447,075,417)


FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

65 Bond Buyer Municipal Bond  Mar. 1999            $ 8,125,000                 $ (53,828)
Index Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 1.7%


SECURITY TYPE ABBREVIATION
RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $297,248.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   79.9%  AAA, AA, A   83.3%

Baa          5.4%   BBB          6.3%

Ba           0.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

The percentage not rated by Moody's or S&P amounted to 1.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

Health Care                 29.5%

General Obligations         15.8

Electric Utilities          10.1

Special Tax                 8.8

Escrowed/Pre-Refunded       7.8

Industrial Development      6.8

Water & Sewer               6.0

Housing                     5.3

Others (individually less     9.9
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $447,075,417. Net unrealized appreciation aggregated $30,591,959, of which $30,600,228 related to appreciated investment securities and $8,269 related to depreciated investment securities.

At December 31, 1998, the fund had a capital loss carryforward of approximately $12,527,000 all of which will expire on December 31, 2006.

At December 31, 1998 the fund was required to defer approximately $1,880,000 of losses on futures contracts and options.

During the fiscal year ended December 31, 1998, 100% of the fund's income dividends was free from federal income tax, and 3.37% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

The Board of Trustees of Spartan Michigan Municipal Income Fund voted to pay on January 4, 1999 to shareholders of record at the opening of business on December 31, 1998, a distribution of $.003 per share derived from capital gains realized from sales of portfolio securities (unaudited).

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 477,667,376
value (cost $447,075,417) -
See accompanying schedule

Cash                                          3,439

Receivable for fund shares                    109,597
sold

Interest receivable                           6,234,664

 TOTAL ASSETS                                 484,015,076

LIABILITIES

Payable for investment          $ 3,000,000
purchased on a  delayed
delivery basis

Payable for fund shares          270,150
redeemed

Distributions payable            548,900

Accrued management fee           153,900

Payable for daily variation      4,063
on futures contracts

Other payables and accrued       102,615
expenses

 TOTAL LIABILITIES                            4,079,628

NET ASSETS                                   $ 479,935,448

Net Assets consist of:

Paid in capital                              $ 463,867,361

Accumulated undistributed net                 (14,470,044)
realized gain (loss) on
investments

Net unrealized appreciation                   30,538,131
(depreciation) on investments

NET ASSETS, for 40,938,890                   $ 479,935,448
shares outstanding

NET ASSET VALUE, offering                     $11.72
price and redemption price
per share ($479,935,448
(divided by) 40,938,890
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME                              $ 24,746,637

EXPENSES

Management fee                  $ 1,788,097

Transfer agent fees              494,880

Accounting fees and expenses     195,895

Non-interested trustees'         1,904
compensation

Custodian fees and expenses      24,625

Registration fees                9,279

Audit                            36,197

Legal                            19,066

Reports to shareholders          12,960

Miscellaneous                    1,437

 Total expenses before           2,584,340
reductions

 Expense reductions              (31,536)     2,552,804

NET INTEREST INCOME                           22,193,833

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           4,741,540

 Futures contracts               (128,658)    4,612,882

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (983,380)

 Futures contracts               (50,005)     (1,033,385)

NET GAIN (LOSS)                               3,579,497

NET INCREASE (DECREASE) IN                   $ 25,773,330
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 22,193,833                  $ 22,697,837

 Net realized gain (loss)         4,612,882                     (12,201,451)

 Change in net unrealized         (1,033,385)                   28,643,131
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       25,773,330                    39,139,517
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (22,193,833)                  (22,697,837)
From net interest income

 In excess of net interest        (122,449)                     -
income

 In excess of net realized        -                             (3,518,403)
gain

 TOTAL DISTRIBUTIONS              (22,316,282)                  (26,216,240)

Share transactions Net            79,777,925                    65,013,819
proceeds from sales of shares

 Reinvestment of distributions    16,665,701                    19,654,457

 Cost of shares redeemed          (77,897,152)                  (95,388,865)

 NET INCREASE (DECREASE) IN       18,546,474                    (10,720,589)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       22,003,522                    2,202,688
IN NET ASSETS

NET ASSETS

 Beginning of period              457,931,926                   455,729,238

 End of period                   $ 479,935,448                 $ 457,931,926

OTHER INFORMATION
Shares

 Sold                             6,827,560                     5,699,700

 Issued in reinvestment of        1,427,061                     1,717,007
distributions

 Redeemed                         (6,674,899)                   (8,380,550)

 Net increase (decrease)          1,579,722                     (963,843)



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.630                  $ 11.300   $ 11.560   $ 10.580   $ 12.340
of period

Income from Investment            .557                      .571       .630 C     .611       .687
Operations Net interest
income

 Net realized and unrealized      .093                      .420       (.258)     .980       (1.590)
 gain (loss)

 Total from investment            .650                      .991       .372       1.591      (.903)
operations

Less Distributions

 From net interest income         (.557)                    (.571)     (.630)     (.611)     (.687)

 In excess of net interest        (.003)                    -          (.002)     -          -
income

 From net realized gain           -                         -          -          -          (.080)

 In excess of net realized        -                         (.090)     -          -          (.090)
gain

 Total distributions              (.560)                    (.661)     (.632)     (.611)     (.857)

Net asset value, end of period   $ 11.720                  $ 11.630   $ 11.300   $ 11.560   $ 10.580

TOTAL RETURN A                    5.71%                     9.02%      3.38%      15.41%     (7.50)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 479,935                 $ 457,932  $ 455,729  $ 491,874  $ 433,694
(000 omitted)

Ratio of expenses to average      .55% B                    .56% B     .59%       .59%       .57%
net assets

Ratio of net interest income      4.77%                     5.08%      5.52%      5.49%      6.04%
to average net assets

Portfolio turnover rate           24%                       16%        29%        29%        18%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

C NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $0.049 RECEIVED FROM AN ISSUER THAT WAS IN BANKRUPTCY.

PERFORMANCE: THE BOTTOM LINE

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MI MUNICIPAL MONEY        3.00%        15.92%        33.96%
MARKET

All Tax-Free Money Market          2.95%        15.74%        n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 12, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 437 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MI MUNICIPAL MONEY        3.00%        3.00%         3.31%
MARKET

All Tax-Free Money Market          2.95%        2.98%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                             12/28/98  9/28/98  6/29/98  3/30/98  12/29/97

Fidelity Michigan Municipal  3.11%     3.29%    3.05%    3.08%    3.45%
Money Market Fund

All Tax-Free Money Market    2.98%     3.23%    3.05%    3.05%    3.38%
Funds Average

Fidelity Michigan Municipal  5.08%     5.38%    4.99%    5.03%    5.64%
Money Market Fund
Tax-Equivalent

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 38.82%. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
Michigan Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE IN 1998?

A. The U.S. economy was very strong in 1998. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of the year. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages have started to creep upward as employers have increased wages to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for the year. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - that weakness was more than offset by solid domestic demand. Robust consumer activity in the holiday shopping season sustained growth through the end of the year.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A. The fund's maturity at the beginning of the year stood at 40 days. It rolled down to 17 days in the summer, largely due to technicals, or supply factors in the municipal money market. Specifically, there was not a lot of fixed-rate, longer-term issuance. When supplies of fixed-rate paper declined, new issues of one-year notes came to market at higher prices. As a result, the fund was focused on short-term, variable-rate paper, which was more abundant and attractively priced. Amid expectations of further aggressive Fed rate cuts, I added fixed-rate securities to lock in higher rates. These purchases brought the fund's average maturity to 46 days in September. The maturity has since rolled down to 30 days at the end of the period.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on December 31, 1998, was 3.19%, compared to 3.46% 12 months ago. The latest yield was the equivalent of a 5.21% taxable yield for Michigan investors in the 38.82% combined state and federal tax bracket. Through December 31, 1998, the fund's 12-month total return was 3.00%, compared to 2.95% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK FOR THE BEGINNING OF 1999?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering interest rates to a neutral stance. The Fed might reverse course and increase rates if continued strength in the economy is finally reflected in higher prices. On the other hand, there is still a risk that outside factors might threaten U.S. economic growth and encourage the Fed to ease credit by lowering rates once again. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS

GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities

FUND NUMBER: 420

TRADING SYMBOL: FMIXX

START DATE: January 12, 1990

SIZE: as of December 31,
1998, more than $357 million

MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992
(checkmark)

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/98  % OF FUND'S INVESTMENTS
                               12/31/98                                                  12/31/97

  0 - 30                        82                       78                               77

 31 - 90                        2                        13                               8

 91 - 180                       10                       6                                4

181 - 397                       6                        3                                11

WEIGHTED AVERAGE MATURITY

                               12/31/98                 6/30/98                          12/31/97

Fidelity Michigan Municipal    30 DAYS                  27 Days                          40 Days
Money Market Fund

All Tax-Free Money  Market     46 DAYS                  41 Days                          48 Days
Funds Average *

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF DECEMBER 31, 1998  AS OF JUNE 30, 1998
Row: 1, Col: 1, Value: 81.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 9.0
Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 1, Value: 76.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 2.0
Variable rate demand
notes (VRDNs) 81%
Commercial paper
(including CP mode) 9%
Tender bonds 0%
Municipal
notes 9%
Other 1%
Variable rate demand
notes (VRDNs) 76%
Commercial paper
(including CP mode) 14%
Tender bonds 3%
Municipal
notes 5%
Other 2%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - 99.1%

Cornell Econ. Dev. Corp. Ind.    $ 1,300,000                      $ 1,300,000
Dev. Rev. Rfdg. Bonds Series
1990, 3.25% 1/13/99, LOC CS
First Boston, Inc., CP mode

Delta County Econ. Dev. Corp.
Envir. Impt. Rev.:

(Escanaba Paper) Series 85 D,     400,000                          400,000
4.1%, LOC CS First Boston,
Inc., VRDN (a)

(Mead-Escanaba Paper) Series      2,300,000                        2,300,000
E, 4.1%, LOC Bank of Nova
Scotia, VRDN (a)

Detroit School District           2,570,000                        2,570,000
Participating VRDN Series
PT-1115, 4.1% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Detroit Swr. Disp. Rev.           6,855,000                        6,855,000
Series 1998 B, 4.05% (MBIA
Insured) (BPA Morgan
Guaranty Trust Co., NY),
VRDN (a)

Detroit Wtr. Supply Sys. Rev.
Participating VRDN:

Series SG 64, 3.9% (Liquidity     3,500,000                        3,500,000
Facility Societe Generale,
France) (a)(e)

Series SGB 6, 3.96%               7,570,000                        7,570,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Flint Econ. Dev. Corp. Ltd.       700,000                          700,000
Oblig. Rev. (Genessee County
Real Estate Proj.) 3.8%, LOC
NBD Bank NA, Detroit, VRDN
(a)(d)

Genesee County Econ Dev.          3,000,000                        3,000,000
Corp. (Creative Foam Corp.
Proj.) Series 1994, 3.8%,
LOC NBD Bank NA, Detroit,
VRDN (a)(d)

Georgetown Charter Township       1,000,000                        1,000,000
Ind. Dev. Rev. (J&F Steel
Corp. Proj.) Series 1989,
4%, LOC Societe Generale,
France, VRDN (a)(d)

Jackson Cnty. Econ. Dev.          2,000,000                        2,000,000
Corp. Rev. (SPX Corp. Proj.)
3.35%, LOC NBD Bank NA,
Detroit, VRDN (a)

Kalamazoo City School             3,250,000                        3,257,763
District RAN Series C, 3.75%
9/16/99, LOC First of
America Bank NA

Lenawee School District TAN       2,500,000                        2,502,144
3.5% 4/1/99

Livingtson Gen. Oblig. TAN        2,900,000                        2,901,047
3.9% 4/1/99

Livonia Economic Dev. Corp.       1,600,000                        1,600,000
(Ajluni Proj.) 3.8%, LOC NBD
Bank NA, Detroit, VRDN (a)(d)

Michigan Higher Ed.               920,000                          920,000
Facilities Auth. Rev.
(Davenport College of Bus.)
Series 1997, 3.85%, LOC Old
Kent Bank, Michigan, VRDN (a)

Michigan Higher Ed. Student
Ln. Auth. Rev.:

Rfdg.:

Series XII B, 3.95% (AMBAC        5,500,000                        5,500,000
Insured) (BPA Kredietbank
NV), VRDN (a)(d)

Series XII F, 3.95% (AMBAC        6,700,000                        6,700,000
Insured) (BPA Kredietbank
NV), VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Higher Ed. Student
Ln. Auth. Rev.: - continued

Series XII D, 3.95% (AMBAC       $ 1,300,000                      $ 1,300,000
Insured) (BPA Kredietbank
NV), VRDN (a)(d)

Michigan Hosp. Fin. Auth. Rev.:

(Hosp. Equip. Ln. Prog.)
Series A:

4.1%, LOC First of America        9,680,000                        9,680,000
Bank NA, VRDN (a)

4.1%, LOC First of America        2,600,000                        2,600,000
Bank NA, VRDN (a)

(St. Mary's Hosp. of Livonia)     2,600,000                        2,600,000
Series 1996 A, 3.95%,  LOC
Comerica Bank, Detroit, VRDN
(a)

Participating VRDN Series         3,700,000                        3,700,000
1997 X, 4.2% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(e)

Michigan Hsg. Dev. Auth. Ltd.     3,500,000                        3,500,000
Oblig. Rev. (Shoal Creek
Apt. Proj.) 4%, LOC Wachovia
Bank NA, VRDN (a)

Michigan Hsg. Dev. Auth.
Multi-family Hsg. Rev.:

(Canton Club East Apts.)          4,000,000                        4,000,000
Series 1998 A, 3.9%, LOC Key
Bank, NA, VRDN (a)(d)

Bonds Series 1988 A:

3.05% 4/8/99, LOC Landesbank      2,500,000                        2,500,000
Hessen-Thuringen,  CP mode
(d)

3.35% 1/7/99, LOC Landesbank      1,500,000                        1,500,000
Hessen-Thuringen,  CP mode
(d)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev.
Participating VRDN:

Series 1997 N, 3.95%              3,220,000                        3,220,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Series PT 38, 3.95%               4,710,000                        4,710,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.
Participating VRDN:

Series PT 58, 3.95%               7,245,000                        7,245,000
(Liquidity Facility CS First
Boston, Inc.) (a)(d)(e)

3.95% (Liquidity Facility CS      2,120,000                        2,120,000
First Boston, Inc.) (a)(d)(e)

Michigan Muni. Bond Auth.         16,700,000                       16,775,140
Rev. RAN Series 98 D, 4.25%
8/27/99

Michigan Strategic Fund Ind.
Dev. Rev.:

(Althaus Family Investors II)     2,300,000                        2,300,000
Series 1997, 4.2%,  LOC
Huntington Nat'l. Bank,
Columbus, VRDN (a)

(C-TEC, Inc. Proj.) 4.1%, LOC     1,500,000                        1,500,000
SunTrust Bank of Atlanta,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.
Oblig. Rev.:

(B & G Realty Proj.) 3.75%,      $ 1,700,000                      $ 1,700,000
LOC Bank One, Wisconsin,
VRDN (a)(d)

(Hi-Tech Mold & Engineering)      700,000                          700,000
3.8%, LOC NBD Bank NA,
Detroit, VRDN (a)(d)

(Ultimate Hydroforming, Inc.      400,000                          400,000
Proj.) 3.8%, LOC NBD Bank
NA, Detroit, VRDN (a)(d)

(Unified-Boring Co., Inc.         1,600,000                        1,600,000
Proj.) Series 1992, 3.8%,
LOC NBD Bank NA, Detroit,
VRDN (a)(d)

Michigan Strategic Fund Rev.:

(BC & C Proj.) 4%, LOC            1,750,000                        1,750,000
Comerica Bank, Detroit, VRDN
(a)(d)

(Bosal Ind. Proj.) Series         3,000,000                        3,000,000
1998, 4.15%, LOC Bank of
New York NA, VRDN (a)(d)

(Consumers Pwr. Co. Proj.)        5,100,000                        5,100,000
Series 1988 A, 4.05%,  LOC
Union Bank of Switzerland,
VRDN (a)

(Conti Properties LLC Proj.)      3,800,000                        3,800,000
Series 1997, 4%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(Cyberplast Inds. Ltd.) 3.9%,     2,000,000                        2,000,000
LOC NBD Bank NA, Detroit,
VRDN (a)(d)

(Detroit Edison Co. Proj.)        5,900,000                        5,900,000
Series 1995 CC, 4.1%,  LOC
Barclays Bank PLC, VRDN (a)

(Doss Ind. Dev. Co.) 3.8%,        3,600,000                        3,600,000
LOC NBD Bank NA, Detroit,
VRDN (a)(d)

(Envir. Quality Co. Proj.)        2,100,000                        2,100,000
Series 1995, 4.15%,  LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(Future Fence Co. Proj.) 4%,      3,500,000                        3,500,000
LOC Comerica Bank, Detroit,
VRDN (a)(d)

(Gen. Motors Corp. Proj.)         18,525,000                       18,525,000
3.75%, VRDN (a)

(Gen. Motors) Series 1988 A,      11,730,000                       11,730,000
4.1%, VRDN (a)

(Grandview Plaza Riverview        3,200,000                        3,200,000
Assoc. One Ltd. Partnership)
3.95%, LOC First of America
Bank NA, VRDN (a)(d)

(John H. Dekker & Sons Proj.)     2,500,000                        2,500,000
Series 1998, 3.95%,  LOC
Michigan Nat'l. Bank,
Detroit, VRDN (a)(d)

(Mans Proj.) Series 1998, 4%,     3,200,000                        3,200,000
LOC Comerica Bank, Detroit,
VRDN (a)(d)

(Nat'l. Rubber Michigan,          2,400,000                        2,400,000
Inc.) Series 1995, 4.2%,
LOC Nat'l. Bank of Canada,
VRDN (a)(d)

(NFS Int'l Proj.) Series 1997     1,000,000                        1,000,000
B, 4%, LOC First of America
Bank NA, VRDN (a)

(PBL Enterprises, Inc. Proj.)     3,500,000                        3,500,000
Series 1997, 4%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Rev.:
- continued

(TEI Investments, LLC Proj.)     $ 1,000,000                      $ 1,000,000
4%, LOC Comerica Bank,
Detroit, VRDN (a)(d)

(The Spiratex Co. Proj.)          2,200,000                        2,200,000
Series 1994, 3.8%, LOC NBD
Bank NA, Detroit, VRDN (a)(d)

(Trilan LLC Proj.) 4.2%, LOC      5,000,000                        5,000,000
NBD Bank NA, Detroit, VRDN
(a)(d)

(United Waste Sys. Proj.)         4,300,000                        4,300,000
Series 1995, 4.05%, LOC Bank
of America Nat'l. Trust &
Savings Assoc., VRDN (a)(d)

(Vent-Rite Valve Corp. Proj.)     1,845,000                        1,845,000
4.2%, LOC Fleet Nat'l. Bank,
VRDN (a)(d)

Bonds (Dow Chemical Co. Proj.):

Series 1986:

3% 4/8/99, CP mode                700,000                          700,000

3.35% 3/5/99, CP mode             1,500,000                        1,500,000

Series 1988:

3% 4/12/99, CP mode (d)           1,000,000                        1,000,000

3% 4/7/99, CP mode (d)            4,200,000                        4,200,000

3% 4/7/99, CP mode (d)            8,200,000                        8,200,000

3% 4/8/99, CP mode (d)            4,000,000                        4,000,000

3% 4/9/99, CP mode (d)            2,600,000                        2,600,000

3.25% 2/12/99, CP mode (d)        3,250,000                        3,250,000

Participating VRDN Series         2,495,000                        2,495,000
PT-244, 4.1% (Liquidity
Facility Banque Nationale de
Paris) (a)(e)

Michigan Strategic Fund Solid
Waste Disp. Rev.:

(Grayling Gen. Station Proj.)     11,200,000                       11,200,000
Series 1990, 4.15%,  LOC
Barclays Bank PLC, VRDN
(a)(d)

(Great Lakes Recovery) 4.2%,      2,400,000                        2,400,000
LOC NBD Bank NA, Detroit,
VRDN (a)(d)

Michigan Trunk Line
Participating VRDN:

Series SG 44, 3.9% (Liquidity     5,830,000                        5,830,000
Facility Societe Generale,
France) (a)(e)

Series SG 87, 3.9% (Liquidity     6,415,000                        6,415,000
Facility Societe Generale,
France) (a)(e)

Mona Shores School District       8,175,000                        8,175,000
Participating VRDN Series SG
26, 3.9% (Liquidity Facility
Societe Generale, France)
(a)(e)

Monroe School District TAN        4,000,000                        4,003,104
3.95% 4/1/99

Monroe County Poll. Cont.
Rev. Participating VRDN:

Series 1997, 3.95% (Liquidity     3,405,000                        3,405,000
Facility Caisse des Depots
et Consignations) (a)(d)(e)

3.95% (Liquidity Facility         4,000,000                        4,000,000
Merrill Lynch & Co.)
(a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Oakland County Economic Dev.     $ 2,600,000                      $ 2,600,000
Crop. (Oakland Univ.
Foundation Proj.) 4%, LOC
Comerica Bank, Detroit, VRDN
(a)

Sterling Heights Econ. Dev.       5,000,000                        5,000,000
Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc.
Proj.) 3.9%, LOC Comerica
Bank, Detroit, VRDN (a)(d)

Tolfree Memorial Hosp. Corp.
Rev.:

Series 1996 B, 3.8%, LOC          3,200,000                        3,200,000
First of America Bank NA,
VRDN (a)

Series 1997 D, 3.8%, LOC          6,100,000                        6,100,000
First of America Bank NA,
VRDN (a)

Univ. of Michigan Regents         2,000,000                        2,000,000
3.1% 1/20/99, CP

Univ. of Michigan Rev.:

(Hosp. Proj.) Series A, 4.1%,     300,000                          300,000
VRDN (a)

Series 1992 A, 4.1%, VRDN (a)     600,000                          600,000

Waterford School District RAN     2,500,000                        2,502,111
3.9% 5/25/99

Wayne Charter County Arpt.
Rev.:

Participating VRDN:

Series PT 1061, 4.2%              7,800,000                        7,800,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(d)(e)

3.95% (Liquidity Facility         7,070,000                        7,070,000
Merrill Lynch & Co.)
(a)(d)(e)

Rfdg. (Detroit Metro. Wayne
Co.):

Series A, 4.15%, LOC              20,175,000                       20,174,999
Bayerische Landesbank
Girozentrale, VRDN (a)(d)

Series B, 3.95%, LOC              1,175,000                        1,175,000
Bayerische Landesbank
Girozentrale, VRDN (a)(d)

Wayne-Westland Cmnty. Schools     3,500,000                        3,500,000
Participating VRDN  Series
67, 4.15% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

                                                                   354,771,308

                                 SHARES

OTHER - 0.9%

Municipal Central Cash Fund       3,373,543                        3,373,543
(b)(c)

TOTAL INVESTMENT IN                                              $ 358,144,851
SECURITIES - 100%

Total Cost for Income Tax Purposes                               $ 358,144,851


SECURITY TYPE ABBREVIATION
CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.75%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At December 31, 1998, the fund had a capital loss carryforward of approximately $112,000 of which $2,000, $10,000, $39,000, $5,000,
$39,000, $11,000 and $6,000 will expire on December 31, 1999, 2001,
2002, 2003, 2004, 2005 and 2006, respectively.

During the fiscal year ended December 31, 1998, 100% of the fund's income dividends was free from federal income tax, and 53.97% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                      DECEMBER 31, 1998

ASSETS

Investment in securities, at               $ 358,144,851
value - See accompanying
schedule

Receivable for fund shares                  6,343,108
sold

Interest receivable                         1,765,959

 TOTAL ASSETS                               366,253,918

LIABILITIES

Payable to custodian bank      $ 359

Payable for investments         5,191,690
purchased

Payable for fund shares         3,462,009
redeemed

Distributions payable           41,721

Accrued management fee          110,939

Other payables and accrued      93,500
expenses

 TOTAL LIABILITIES                          8,900,218

NET ASSETS                                 $ 357,353,700

Net Assets consist of:

Paid in capital                            $ 357,465,333

Accumulated net realized gain               (111,633)
(loss) on investments

NET ASSETS, for 357,466,888                $ 357,353,700
shares outstanding

NET ASSET VALUE, offering                   $1.00
price and redemption price
per share ($357,353,700
(divided by) 357,466,888
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME                              $ 11,234,425

EXPENSES

Management fee                  $ 1,211,365

Transfer agent fees              507,077

Accounting fees and expenses     64,380

Non-interested trustees'         480
compensation

Custodian fees and expenses      17,810

Registration fees                41,822

Audit                            27,826

Legal                            9,156

 Total expenses before           1,879,916
reductions

 Expense reductions              (4,932)      1,874,984

NET INTEREST INCOME                           9,359,441

NET REALIZED GAIN (LOSS) ON                   (5,424)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 9,354,017
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,359,441                   $ 8,383,085

 Net realized gain (loss)         (5,424)                       (10,978)

 NET INCREASE (DECREASE) IN       9,354,017                     8,372,107
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,359,441)                   (8,383,085)
from net interest income

Share transactions at net         853,454,247                   611,337,739
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  9,020,140                     8,021,475
distributions from net
interest income

 Cost of shares redeemed          (793,055,319)                 (591,999,838)

 NET INCREASE (DECREASE) IN       69,419,068                    27,359,376
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       69,413,644                    27,348,398
IN NET ASSETS

NET ASSETS

 Beginning of period              287,940,056                   260,591,658

 End of period                   $ 357,353,700                 $ 287,940,056



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .030                      .031       .030       .033       .024
Operations Net interest
income



Less Distributions

 From net interest income         (.030)                    (.031)     (.030)     (.033)     (.024)

Net asset value, end of period   $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    3.00%                     3.18%      3.00%      3.38%      2.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 357,354                 $ 287,940  $ 260,592  $ 231,259  $ 221,735
(000 omitted)

Ratio of expenses to average      .60%                      .61%       .62%       .63%       .61%
net assets

Ratio of expenses to average      .59% B                    .61%       .61% B     .63%       .61%
net assets after expense
reductions

Ratio of net interest income      2.97%                     3.14%      2.96%      3.32%      2.45%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

differing treatments for futures transactions, market discount, and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS - CONTINUED

reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $119,493,241 and $107,502,140, respectively. The market value of futures contracts opened and closed during the period amounted to $52,079,897 and $45,270,829, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from 0.1100% to 0.3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of 0.38% of average net assets for the income fund and the money market fund.

SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

For the period, the transfer agent fees were equivalent to an annual rate of 0.11% and 0.16% of average net assets for the income fund and the money market fund, respectively.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.55% of average net assets. For the period, the reimbursement reduced the expenses by $25,744.

In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the custodian and transfer agent fees were reduced by $4,211 and $1,581, respectively for the income fund, and $2,996 and $1,936, respectively for the money market fund, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the shareholders of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 5, 1999

PROXY VOTING RESULTS


A special meeting of the income fund's shareholders was held on December 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF             % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
Affirmative    941,676,281.56   96.946

Withheld       29,667,606.92    3.054

TOTAL          971,343,888.48   100.000

PHYLLIS BURKE DAVIS
Affirmative    941,015,539.45   96.878

Withheld       30,328,349.03    3.122

TOTAL          971,343,888.48   100.000

ROBERT M. GATES
Affirmative    940,616,433.83   96.837

Withheld       30,727,454.65    3.163

TOTAL          971,343,888.48   100.000

EDWARD C. JOHNSON 3D
Affirmative    940,665,834.51   96.842

Withheld       30,678,053.97    3.158

TOTAL          971,343,888.48   100.000

E. BRADLEY JONES
Affirmative    937,879,239.66   96.555

Withheld       33,464,648.82    3.445

TOTAL          971,343,888.48   100.000

DONALD J. KIRK
Affirmative    941,794,381.77   96.958

Withheld       29,549,506.71    3.042

TOTAL          971,343,888.48   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
Affirmative    941,809,883.91   96.959

Withheld       29,534,004.57    3.041

TOTAL          971,343,888.48   100.000

WILLIAM O. MCCOY
Affirmative    941,735,873.46   96.952

Withheld       29,608,015.02    3.048

TOTAL          971,343,888.48   100.000

GERALD C. MCDONOUGH
Affirmative    939,119,647.40   96.683

Withheld       32,224,241.08    3.317

TOTAL          971,343,888.48   100.000

MARVIN L. MANN
Affirmative    942,029,292.87   96.982

Withheld       29,314,595.61    3.018

TOTAL          971,343,888.48   100.000

ROBERT C. POZEN
Affirmative    941,499,581.49   96.928

Withheld       29,844,306.99    3.072

TOTAL          971,343,888.48   100.000

THOMAS R. WILLIAMS
Affirmative    939,450,603.85   96.717

Withheld       31,893,284.63    3.283

TOTAL          971,343,888.48   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    317,293,362.56   96.474

Against        1,689,729.28     .513

Abstain        9,908,421.81     3.013

TOTAL          328,891,513.65   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         838,802,769.40   88.254

Against             59,832,161.19    6.295

Abstain             51,803,661.60    5.451

TOTAL               950,438,592.19   100.000

Broker Non-Votes    20,905,296.29

PROPOSAL 4

To adopt a new fundamental investment policy for the fund permitting the fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         273,838,625.72   84.268

Against             34,113,688.43    10.498

Abstain             17,008,283.98    5.234

TOTAL               324,960,598.13   100.000

Broker Non-Votes    3,930,915.52

PROPOSAL 5

To approve an amended management contract for the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    287,855,742.72   87.523

Against        23,632,939.98    7.186

Abstain        17,402,830.95    5.291

TOTAL          328,891,513.65   100.000

PROPOSAL 7

To replace the fund's fundamental 80% investment policy with a non-fundamental policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         270,243,108.27   83.162

Against             35,132,504.73    10.811

Abstain             19,584,985.13    6.027

TOTAL               324,960,598.13   100.000

Broker Non-Votes    3,930,915.52

PROPOSAL 8

To eliminate the fund's fundamental investment policy regarding investment in below investment-grade debt securities.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         267,140,014.12   82.207

Against             39,519,697.03    12.161

Abstain             18,300,886.98    5.632

TOTAL               324,960,598.13   100.000

Broker Non-Votes    3,930,915.52

PROPOSAL 9

To eliminate the fund's fundamental 20% investment policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         270,106,945.05   83.120

Against             34,772,091.45    10.700

Abstain             20,081,561.63    6.180

TOTAL               324,960,598.13   100.000

Broker Non-Votes    3,930,915.52

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investment Money
Management, Inc., (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President,
INCOME FUND
Boyce I. Greer, Vice President,
MONEY MARKET FUND
Norman U. Lind, Vice President,
INCOME FUND
Diane M. McLaughlin, Vice President,
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES

MIR-ANN-0299 70464
1.540080.101

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a
Kansas City, MO

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
OHIO MUNICIPAL INCOME
FUND

AND

FIDELITY (REGISTERED TRADEMARK)
OHIO MUNICIPAL MONEY MARKET
FUND
(Fidelity Logo)(registered trademark)

ANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

PRESIDENT'S MESSAGE            3   Ned Johnson on investing
                                   strategies.

SPARTAN OHIO MUNICIPAL INCOME
FUND

 PERFORMANCE                   4   How the fund has done over
                                   time.

 FUND TALK                     7   The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            10  A summary of major shifts in
                                   the fund's investments over
                                   the past six months.

 INVESTMENTS                   11  A complete list of the fund's
                                   investments with their
                                   market values.

 FINANCIAL STATEMENTS          21  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

FIDELITY OHIO MUNICIPAL MONEY
MARKET FUND

 PERFORMANCE                   25  How the fund has done over
                                   time.

 FUND TALK                     27  The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            29  A summary of major shifts in
                                   the fund's investments over
                                   the past six months and one
                                   year.

 INVESTMENTS                   30  A complete list of the fund's
                                   investments.

 FINANCIAL STATEMENTS          38  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

NOTES                          42  Notes to the financial
                                   statements.

REPORT OF INDEPENDENT          46  The auditor's opinion.
ACCOUNTANTS

DISTRIBUTIONS                  47

PROXY VOTING RESULTS           48

OF SPECIAL NOTE                51


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

SPARTAN OH MUNICIPAL INCOME     5.79%        31.81%        112.43%

LB Ohio 4 Plus Year Enhanced    6.31%        34.87%        n/a
Municipal Bond

Ohio Municipal Debt Funds       5.39%        29.74%        105.57%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

SPARTAN OH MUNICIPAL INCOME     5.79%        5.68%         7.83%

LB Ohio 4 Plus Year Enhanced    6.31%        6.17%         n/a
Municipal Bond

Ohio Municipal Debt Funds       5.39%        5.34%         7.47%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each funds total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan OH Muni Income      LB Municipal Bond
             00088                       LB015
  1988/12/31      10000.00                    10000.00
  1989/01/31      10144.08                    10206.80
  1989/02/28      10058.38                    10090.34
  1989/03/31      10059.34                    10066.22
  1989/04/30      10331.07                    10305.20
  1989/05/31      10555.77                    10519.24
  1989/06/30      10693.46                    10662.09
  1989/07/31      10781.85                    10807.20
  1989/08/31      10670.77                    10701.40
  1989/09/30      10620.29                    10669.51
  1989/10/31      10757.32                    10799.99
  1989/11/30      10912.51                    10988.99
  1989/12/31      10998.57                    11078.88
  1990/01/31      10895.37                    11026.48
  1990/02/28      11018.61                    11124.62
  1990/03/31      11031.14                    11127.95
  1990/04/30      10863.45                    11047.39
  1990/05/31      11144.89                    11288.55
  1990/06/30      11259.93                    11387.78
  1990/07/31      11429.20                    11555.18
  1990/08/31      11249.44                    11387.40
  1990/09/30      11335.37                    11393.89
  1990/10/31      11497.00                    11600.57
  1990/11/30      11767.02                    11833.86
  1990/12/31      11823.37                    11885.34
  1991/01/31      11954.47                    12044.84
  1991/02/28      12029.80                    12149.63
  1991/03/31      12051.85                    12154.00
  1991/04/30      12239.85                    12315.65
  1991/05/31      12340.02                    12425.14
  1991/06/30      12295.61                    12412.84
  1991/07/31      12464.96                    12564.02
  1991/08/31      12589.63                    12729.49
  1991/09/30      12738.57                    12895.23
  1991/10/31      12853.32                    13011.29
  1991/11/30      12875.67                    13047.59
  1991/12/31      13176.66                    13327.59
  1992/01/31      13200.09                    13357.98
  1992/02/29      13208.63                    13362.25
  1992/03/31      13198.89                    13367.20
  1992/04/30      13305.09                    13486.16
  1992/05/31      13485.25                    13644.90
  1992/06/30      13723.13                    13873.86
  1992/07/31      14119.43                    14289.80
  1992/08/31      13961.91                    14150.47
  1992/09/30      14044.84                    14243.01
  1992/10/31      13789.23                    14103.01
  1992/11/30      14156.65                    14355.59
  1992/12/31      14318.21                    14502.16
  1993/01/31      14505.29                    14670.82
  1993/02/28      15022.00                    15201.46
  1993/03/31      14846.53                    15040.79
  1993/04/30      14982.74                    15192.55
  1993/05/31      15058.17                    15277.93
  1993/06/30      15308.63                    15532.92
  1993/07/31      15331.34                    15553.27
  1993/08/31      15688.22                    15877.08
  1993/09/30      15875.91                    16057.92
  1993/10/31      15886.35                    16088.92
  1993/11/30      15751.25                    15947.17
  1993/12/31      16116.40                    16283.82
  1994/01/31      16312.29                    16469.78
  1994/02/28      15879.25                    16043.21
  1994/03/31      15207.37                    15389.93
  1994/04/30      15323.30                    15520.44
  1994/05/31      15427.38                    15655.00
  1994/06/30      15403.82                    15559.35
  1994/07/31      15647.31                    15844.55
  1994/08/31      15696.93                    15899.37
  1994/09/30      15505.72                    15665.97
  1994/10/31      15204.12                    15387.74
  1994/11/30      14870.20                    15109.53
  1994/12/31      15222.47                    15442.09
  1995/01/31      15679.26                    15883.43
  1995/02/28      16114.50                    16345.32
  1995/03/31      16281.09                    16533.13
  1995/04/30      16314.87                    16552.64
  1995/05/31      16794.34                    17080.83
  1995/06/30      16648.96                    16932.23
  1995/07/31      16740.87                    17092.74
  1995/08/31      16936.52                    17309.48
  1995/09/30      17070.07                    17419.05
  1995/10/31      17297.22                    17672.32
  1995/11/30      17566.47                    17965.51
  1995/12/31      17717.96                    18138.15
  1996/01/31      17852.99                    18275.10
  1996/02/29      17736.00                    18151.74
  1996/03/31      17484.33                    17919.76
  1996/04/30      17416.06                    17869.05
  1996/05/31      17396.01                    17861.90
  1996/06/30      17575.68                    18056.42
  1996/07/31      17727.46                    18220.73
  1996/08/31      17724.59                    18216.36
  1996/09/30      18004.02                    18471.39
  1996/10/31      18222.69                    18680.30
  1996/11/30      18566.71                    19022.15
  1996/12/31      18467.27                    18942.25
  1997/01/31      18511.59                    18978.06
  1997/02/28      18662.00                    19152.27
  1997/03/31      18397.19                    18896.97
  1997/04/30      18522.23                    19055.14
  1997/05/31      18781.15                    19341.73
  1997/06/30      18988.83                    19547.72
  1997/07/31      19515.89                    20089.19
  1997/08/31      19311.00                    19900.96
  1997/09/30      19538.15                    20137.18
  1997/10/31      19666.56                    20266.66
  1997/11/30      19759.33                    20385.83
  1997/12/31      20080.66                    20683.26
  1998/01/31      20279.20                    20896.71
  1998/02/28      20238.71                    20902.98
  1998/03/31      20248.99                    20921.38
  1998/04/30      20135.46                    20827.02
  1998/05/31      20441.70                    21156.71
  1998/06/30      20484.61                    21240.07
  1998/07/31      20529.94                    21293.38
  1998/08/31      20873.70                    21622.36
  1998/09/30      21163.88                    21891.78
  1998/10/31      21119.81                    21891.34
  1998/11/30      21197.79                    21968.18
  1998/12/31      21243.17                    22023.54
IMATRL PRASUN   SHR__CHT 19981231 19990113 123449 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $21,243 a 112.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,024 - a 120.24% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example,
generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                    YEARS ENDED DECEMBER 31,

                    1998                      1997   1996    1995    1994

Dividend returns    4.69%                     5.08%  4.98%   6.22%   5.37%

Capital returns     1.10%                     3.66%  -0.75%  10.17%  -10.92%

Total returns       5.79%                     8.74%  4.23%   16.39%  -5.55%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1998

Dividends per share         4.54(cents)   26.96(cents)   53.79(cents)

Annualized dividend rate    4.51%         4.53%          4.58%

30-day annualized yield     3.98%         -              -

30-day annualized           6.67%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.86 over the past one month, $11.80 over the past six months and $11.75 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.35% combined effective 1999 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

SPARTAN OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

Thanks to volatile and unpredictable
equity markets worldwide, new
money flowed steadily into bond
funds throughout 1998. Bond
performance, however, varied widely
from sector to sector. For the 12-month
period ending December 31, 1998, the
Lehman Brothers Municipal Bond
Index - a popular measure of the
municipal bond market - returned
6.48%. In contrast, the Lehman
Brothers Aggregate Bond Index - a
widely followed measure of
taxable-bond performance -
returned 8.69% during the period.
In fact, according to research
conducted by Morningstar, Inc. - a
leading provider of investment
information and analysis - munis
lagged the majority of bond
investments over the course of the
year, trailing Treasuries, long-term
corporate bonds and international
bonds, among others. While
Treasuries in particular reaped the
benefits of equity investors' flight to
safety, municipal bond returns in
general were somewhat tempered by
record-high issuance that was met
with only subdued demand.
Fortunately, the outlook for municipal
bonds improved during the fourth
quarter. Towards the end of the
12-month period, municipals were
priced quite attractively compared to
their U.S. Treasury counterparts and
were yielding about the same as
30-year Treasuries. Also, municipal
bonds - along with the majority of
fixed-income issues - were
bolstered by three recent
interest-rate cuts by the Federal
Reserve Board, which dropped the
fed funds rate to 4.75%.

(photograph of George Fischer)

An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the 12-month period that ended December 31, 1998, the fund had a total return of 5.79%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned 5.39% for the same one-year period, according to Lipper Inc. Additionally, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 6.31% for the same 12-month period.

Q. WHAT FACTORS HELPED THE FUND OUTPACE ITS PEERS?

A. The fund benefited both from what it owned and, in at least one case, what it didn't own. First, the fund's holdings in some bonds issued by the Ohio Turnpike Authority performed very well when they were advance refunded. Issuers undertake advance refundings in order to cut their debt costs by retiring older bonds with higher interest rates and replacing them with new municipal bonds issued at lower, prevailing interest rates. The proceeds from the sale of the new bonds are used to purchase U.S. Treasury securities that eventually back the old bonds. An advance refunding results in higher prices for the original bonds because they assume the higher credit rating of the U.S. Treasuries that back them. In addition, the fund avoided bonds issued by a financially troubled large hospital system, which performed quite poorly.

Q. WERE THERE OTHER STRATEGIES THAT HELPED THE FUND'S PERFORMANCE?

A. The fund's relatively large stake in intermediate-term bonds with maturities of between five and 15 years performed well. I emphasized intermediate-maturity bonds because I felt they offered the best combination of reward - or income - for the risk. Of course, longer-term bonds generally carry more risk than shorter-term securities because they are more sensitive to changes in interest rates; their prices usually fall more when interest rates rise, and vice versa. In my view, investors were paid an appropriate amount of added income for each additional year of maturity up to about 15 years. However, I didn't feel that the extra income for each successive year offered by longer-term bonds was adequate given the level of risk inherent in longer-term bonds.

Q. WERE THERE ANY DISAPPOINTMENTS OVER THE PAST 12 MONTHS?

A. Bonds that were sensitive to prepayments - such as student loan bonds and housing bonds - generally lagged other sectors of the municipal market as interest rates fell and more consumers refinanced or paid off their loans. When early payment occurs, the securities backed by such loans are redeemed by their issuers prior to maturity, potentially forcing bondholders to reinvest the proceeds at lower interest rates. The threat of inopportune issuer redemptions caused investors to keep pressure on student loan and housing bond prices throughout much of the period.

Q. GEORGE, WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. Municipal bonds are priced relatively cheaply right now, which could bode well for their prospects. Economic turmoil overseas, combined with falling interest rates, significantly boosted U.S. Treasury prices - considered a safe haven among global investors in times of uncertainty. But because their appeal is mostly from domestic investors, municipals didn't rally as much as Treasuries, even though they too benefited from falling rates. That's why municipals were as cheap relative to Treasuries at the end of the period as they have been in nearly a decade. The yield on a high-quality, long-term municipal bond was about 100% of the yield of a U.S. Treasury bond. Using history as a guide, we know that such municipals typically yield about 85% of Treasuries. Since bond yields and bond prices move in the opposite direction, municipals should gain ground on their Treasury counterparts if that yield ratio moves closer to the historical 85% average.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current income for
Ohio residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income and Ohio personal
income tax

FUND NUMBER: 088

TRADING SYMBOL: FOHFX

START DATE: November 15,
1985

SIZE: as of December 31,
1998, more than $396
million

MANAGER: George Fischer,
since 1997; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1989

GEORGE FISCHER ON OHIO'S
ECONOMY:

"Like any state, Ohio has its share of
economic strengths and
weaknesses. In the plus column,
home construction, home sales and
retail spending all have been quite
strong and the state's
unemployment rate is low. In
addition, Ohio is ranked very high
on a national level in terms of
industrial diversity. That said, the
state does face some future
challenges. Manufacturing has
slowed as the world economy
weakened, and exports are down
from a year ago. Furthermore, if the
U.S. economy weakens, Ohio's
automobile industry could face
slower sales. For those reasons, I
expect that Ohio will continue to
grow, but will likely lag the
national rate of growth."

(solid bullet) At the end of the period, 5.5% of the fund's investments were in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue municipal debt that is free from federal and state income taxes.
Because the supply of Ohio
municipals was limited, the manager
bought higher-yielding Puerto Rico
bonds.

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF
DECEMBER 31, 1998

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            33.7                     35.3

Water & Sewer                  14.0                     12.3

Escrowed/Pre-Refunded          9.6                      6.4

Electric Utilities             9.1                      7.8

Education                      7.6                      9.8

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1998

                                                       6 MONTHS AGO

Years                          12.6                     12.2


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF DECEMBER 31,
1998

                                   6 MONTHS AGO

Years                         7.0   7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF DECEMBER 31, 1998

Aaa 61.6%
Aa, A 27.4%
Baa 6.8%
Not Rated 2.4%
Short-term
investments 1.8%

Row: 1, Col: 1, Value: 61.6
Row: 1, Col: 2, Value: 27.4
Row: 1, Col: 3, Value: 6.8
Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 1.8

AS OF JUNE 30, 1998

Aaa 58.2%
Aa, A 30.5%
Baa 6.7%
Not Rated 2.5%
Short-term
investments 2.1%

Row: 1, Col: 1, Value: 58.2
Row: 1, Col: 2, Value: 30.5
Row: 1, Col: 3, Value: 6.7
Row: 1, Col: 4, Value: 2.5
Row: 1, Col: 5, Value: 2.1

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1998
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 98.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - 92.7%

Adams County Valley Local
School District Impt.:

6.65% 12/1/03 (MBIA Insured)      Aaa       $ 1,000,000                     $ 1,122,240

6.65% 12/1/04 (MBIA Insured)      Aaa        1,000,000                       1,140,190

6.65% 12/1/05 (MBIA Insured)      Aaa        1,000,000                       1,154,560

Akron Gen. Oblig. (Parking        A2         160,000                         193,424
Facilities) 8.75% 11/1/03

Akron Summit County Pub.          Aaa        5,000,000                       5,024,550
Library Series A, 5% 12/1/15
(FGIC Insured)

Akron Wtrwks. Rev. Rfdg.          Aaa        2,000,000                       2,030,340
4.875% 3/1/12 (MBIA Insured)

Alliance Wtrwks. Rev. (Cap.       Aaa        765,000                         551,642
Appreciation) 0% 10/15/06
(FGIC Insured) (Escrowed to
Maturity) (e)

Bedford Hosp. Impt. Rev.          -          695,000                         740,731
Rfdg. (Bedford Cmnty. Hosp.)
8.5% 5/15/09 (Pre-Refunded
to 5/15/00 @ 102) (e)

Buckeye Local School District
Rfdg. (Cap. Appreciation):

0% 12/1/06 (AMBAC Insured)        Aaa        375,000                         269,539

0% 12/1/07 (AMBAC Insured)        Aaa        760,000                         521,702

Buckeye Valley Local School       Aaa        2,500,000                       3,085,500
District Delaware County
Series A, 6.85% 12/1/15
(MBIA Insured)

Butler County Sales Tax 5%        Aaa        2,000,000                       2,006,780
12/15/19 (AMBAC Insured)

Butler County Trans. Impt.        Aaa        1,000,000                       1,050,710
District Series A, 5% 4/1/06
(FSA Insured)

Cincinnati Student Ln.
Funding Corp.  Student Ln.
Rev.:

Rfdg. Series A:

5.75% 8/1/02 (d)                  A          3,475,000                       3,607,363

7.25% 2/1/08 (d)                  A          4,000,000                       4,161,520

Series A, 5.5% 12/1/01 (d)        A1         5,180,000                       5,302,248

Cleveland Arpt. Sys. Rev.
Series A:

5.5% 1/1/08 (FSA Insured) (d)     Aaa        1,500,000                       1,618,335

6% 1/1/10 (FGIC Insured) (d)      Aaa        2,620,000                       2,839,818

Cleveland Gen. Oblig. Rfdg.:

5.375% 9/1/11 (AMBAC Insured)     Aaa        1,960,000                       2,076,326

5.5% 9/1/16 (AMBAC Insured)       Aaa        2,000,000                       2,098,200

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Cleveland Pub. Pwr. Sys. Rev.:

(Cap. Appreciation) Series A:

0% 11/15/08 (MBIA Insured)        Aaa       $ 5,480,000                     $ 3,575,097

0% 11/15/10 (MBIA Insured)        Aaa        2,685,000                       1,564,227

0% 11/15/11 (MBIA Insured)        Aaa        2,685,000                       1,475,971

Rfdg. Series 1:

5% 11/15/20 (MBIA Insured)        Aaa        1,145,000                       1,137,466

5.125% 11/15/18 (MBIA Insured)    Aaa        2,000,000                       2,010,460

5.25% 11/15/14 (MBIA Insured)     Aaa        1,000,000                       1,043,620
(b)

Cleveland Wtrwks. Rev.:

Rfdg. & Impt. Series I, 5%        Aaa        9,520,000                       9,481,629
1/1/23  (FSA Insured)

Rfdg.:

Series F 92B: 6.125% 1/1/03       Aaa        1,000,000                       1,079,080
(AMBAC Insured)

 6.25% 1/1/05 (AMBAC Insured)     Aaa        1,000,000                       1,078,740

Series I, 5% 1/1/28 (FSA          Aaa        4,100,000                       4,045,347
Insured)

Series 92 A:

6.25% 1/1/15 (AMBAC Insured)      Aaa        125,000                         134,585

6.25% 1/1/15 (AMBAC Insured)      Aaa        2,875,000                       3,131,996
(Pre-Refunded to 1/1/02 @
102) (e)

Series H:

5.75% 1/1/16 (MBIA Insured)       Aaa        45,000                          48,773

5.75% 1/1/16 (MBIA Insured)       Aaa        2,455,000                       2,751,834
(Pre-Refunded to 1/1/06 @
102) (e)

Columbus Gen. Oblig.:

(Swr. Impt. #26) Series E,        Aaa        2,000,000                       2,147,400
6.5% 9/15/01

(Various Purp.) Series 1, 6%      Aaa        1,000,000                       1,116,870
5/15/10 (Pre-Refunded to
5/15/04 @ 102) (e)

(Wtrwks. Enlargement #44) 6%      Aaa        1,250,000                       1,379,775
5/1/12 (Pre-Refunded to
5/1/03 @ 102) (e)

Series 1, 5.25% 9/15/11           Aaa        2,000,000                       2,098,540

Cuyahoga County Gen. Oblig.:

Rfdg. (Cap. Appreciation)
Series A:

0% 10/1/08 (MBIA Insured)         Aaa        4,000,000                       2,638,440

0% 10/1/09 (MBIA Insured)         Aaa        4,200,000                       2,613,156

0% 10/1/11 (MBIA Insured)         Aaa        2,400,000                       1,336,776

0% 10/1/12 (MBIA Insured)         Aaa        1,505,000                       789,990

0% 10/1/13 (MBIA Insured)         Aaa        1,500,000                       740,550

5.5% 11/15/05                     Aa2        2,400,000                       2,618,472

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Delaware City School District:

(Cap. Appreciation) 0%            Aaa       $ 1,000,000                     $ 619,610
12/1/09  (FGIC Insured)

5.5% 12/1/08 (FGIC Insured)       Aaa        1,400,000                       1,511,538

Dublin City School District:

(Various Purp.) 6.2% 12/1/19      Aaa        1,400,000                       1,550,318
(AMBAC Insured)
(Pre-Refunded to 12/1/02 @
102) (e)

Rfdg. (Cap. Appreciation) 0%      Aaa        1,930,000                       1,525,260
12/1/04 (AMBAC Insured)

Fairfield City School District:

7.1% 12/1/07 (FGIC Insured)       Aaa        1,120,000                       1,339,643

7.45% 12/1/14 (FGIC Insured)      Aaa        1,000,000                       1,301,640

Franklin County Convention        Aaa        2,000,000                       1,991,340
Facilities Auth. Tax & Lease
Rev. 5% 12/1/27 (MBIA
Insured)

Franklin County Gen. Oblig.:

5.5% 12/1/15                      Aaa        1,225,000                       1,292,216

5.5% 12/1/16                      Aaa        1,290,000                       1,355,984

Franklin County Gen. Oblig.
Rev. (Online Computer
Library Ctr., Inc. Proj.):

6% 4/15/13                        -          3,500,000                       3,640,840

7.2% 7/15/06                      -          1,000,000                       1,070,410

Franklin County Hosp. Rev.        Baa3       5,000,000                       4,882,750
(Ohio Health Corp.) Series
A, 5.6% 12/1/28

Gallia County Hosp.               Aaa        3,000,000                       3,051,840
Facilities Rev.  (Holzer
Med. Ctr. Proj.) 5.125%
10/1/13 (AMBAC Insured)

Gateway Economic Dev. Corp.       -          3,000,000                       3,151,410
Greater Cleveland Stadium
Rev. 6.5% 9/15/14 (d)

Greater Cleveland Reg'l.          Aaa        1,800,000                       1,907,226
Trans. Auth. 5.65% 12/1/16
(FGIC Insured)

Greene County Gen. Oblig.         Aaa        2,650,000                       2,661,978
Rev. Rfdg. (Fairview
Extended) Series B, 4.5%
1/1/11 (MBIA Insured), LOC
BankBoston NA

Greene County Swr. Sys. Rev.      Aaa        775,000                         476,617
(Cap. Appreciation) 0%
12/1/09 (AMBAC Insured)

Greene County Wtr. Sys. Rev.      Aaa        2,500,000                       2,812,825
Series A, 6% 12/1/16 (FGIC
Insured)

Hamilton County Gen. Oblig.:

5.25% 12/1/15                     Aa2        1,795,000                       1,854,307

5.25% 12/1/16                     Aa2        1,900,000                       1,955,233

5.25% 12/1/17                     Aa2        2,005,000                       2,063,285

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Hamilton County Health Care
Sys. Rev. (Sisters of
Charity Health Care) Series A:

6.25% 5/15/08 (AMBAC Insured)     Aaa       $ 4,220,000                     $ 4,667,236
(Pre-Refunded to 5/15/03 @
101) (e)

6.25% 5/15/14 (AMBAC Insured)     Aaa        1,000,000                       1,105,980
(Pre-Refunded to 5/15/03 @
101) (e)

Hamilton County Health Sys.       Baa1       5,000,000                       5,390,700
Rev. Rfdg. (Providence Hosp.
/ Franciscan Sisters Poor
Health Sys.) 6.875% 7/1/15

Hamilton County Swr. Sys.
Rev. Rfdg.:

(Metro. Swr. District) Series     Aaa        1,000,000                       1,088,860
A, 5.45% 12/1/09 (FGIC
Insured)

Series A, 6% 12/1/05 (FGIC        Aaa        4,500,000                       5,015,115
Insured)

Hamilton Elec. Sys. Mtg. Rev.
Rfdg. Series A:

6% 10/15/09 (FGIC Insured)        Aaa        2,920,000                       3,152,490

6% 10/15/12 (FGIC Insured)        Aaa        2,000,000                       2,156,320

Hilliard School District
Series A:

5% 12/1/09 (FGIC Insured)         Aaa        1,000,000                       1,044,760

6% 12/1/05 (FGIC Insured)         Aaa        1,415,000                       1,578,786

Lakewood Gen. Oblig. Series A:

6.6% 12/1/08                      Aa3        1,525,000                       1,817,053

6.6% 12/1/11                      Aa3        1,630,000                       1,976,261

Lakota Local School District
Rfdg. (Cap. Appreciation):

0% 12/1/00                        A1         625,000                         584,088

0% 12/1/01                        A1         590,000                         529,077

0% 12/1/02                        A1         555,000                         477,522

0% 12/1/03                        A1         260,000                         214,097

0% 12/1/04                        A1         730,000                         575,240

0% 12/1/05                        A1         690,000                         518,086

0% 12/1/06                        A1         650,000                         464,672

0% 12/1/07                        A1         610,000                         416,185

0% 12/1/99                        A1         445,000                         431,125

Lima Swr. Sys. Rev. Rfdg.         Aaa        5,000,000                       5,497,200
6.3% 12/1/12 (AMBAC Insured)

Lowellville San. Swr. Sys.        A-         1,000,000                       1,075,360
Rev. (Browning-Ferris
Industries, Inc.) 7.25%
6/1/06 (d)

Lucas County Hosp. Rev. Rfdg.     Aaa        4,000,000                       4,406,720
(Promedica Healthcare Oblig.
Group) 6% 11/15/04 (MBIA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Marion County Hosp. Impt.
Rev. Rfdg.  (Cmnty. Hosp.):

5.7% 5/15/02                      BBB+      $ 1,500,000                     $ 1,561,125

5.8% 5/15/03                      BBB+       1,825,000                       1,920,721

6.1% 5/15/06                      BBB+       1,000,000                       1,081,690

6.375% 5/15/11                    BBB+       1,500,000                       1,642,605

Mason City School District:

6.05% 12/1/09 (FGIC Insured)      Aaa        1,225,000                       1,401,547

6.15% 12/1/10 (FGIC Insured)      Aaa        1,420,000                       1,643,636

Mentor Exempted Village
School District Rfdg. (Cap.
Appreciation):

0% 12/1/00 (MBIA Insured)         Aaa        755,000                         706,899

0% 12/1/01 (MBIA Insured)         Aaa        795,000                         714,944

0% 12/1/03 (MBIA Insured)         Aaa        840,000                         694,369

Middleburg Heights Hosp. Rev.     A2         2,000,000                       2,214,060
(Southwest Gen. Hosp.) 7.2%
8/15/19 (Pre-Refunded to
8/15/01 @ 102) (e)

Montgomery County Solid Waste     Aaa        1,940,000                       2,159,686
Rev. Rfdg. 6% 11/1/05 (MBIA
Insured)

Newark Gen. Oblig. (Wtr. Sys.     Aaa        455,000                         312,335
Impt.) 0% 12/1/07 (AMBAC
Insured)

North Canton School District      Aaa        2,000,000                       2,240,860
Impt. 5.9% 12/1/14 (AMBAC
Insured) (Pre-Refunded to
12/1/04 @ 102) (e)

Northeast Reg'l. Swr.             Aaa        1,000,000                       1,117,380
Wastewtr. Rev. Rfdg. 6.25%
11/15/04 (AMBAC Insured)

Ohio Air Quality Dev. Auth.
Poll. Cont. Rev.:

(Columbus & Southern Pwr. Co.     Aaa        3,000,000                       3,281,220
Proj.) Series A, 6.375%
12/1/20 (FGIC Insured)

Rfdg.:

(Dayton Pwr. & Lt. Co. Proj.)     A1         4,000,000                       4,317,640
6.1% 9/1/30

(Ohio Pwr. Co. Proj.) Series      Baa1       3,250,000                       3,366,188
B, 7.4% 8/1/09

Ohio Bldg. Auth. Facilities:

(Administration Bldg. Fund)       Aa3        1,000,000                       1,039,990
Series A, 4.875% 10/1/10

(Adult Correctional               Aaa        1,930,000                       2,147,376
Facilities) Series A, 6%
4/1/06 (AMBAC Insured)

(Ohio Ctr. Arts) Series A,        Aa3        2,000,000                       2,193,940
5.45% 10/1/07

(W. Green Bldg. A) 4.75%          A2         4,620,000                       4,594,082
4/1/14

Rfdg. (State Correctional
Facilities) Series A:

5.25% 10/1/09                     Aa3        3,000,000                       3,247,140

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Bldg. Auth. Facilities:
- continued

Rfdg. (State Correctional
Facilities) Series A:

5.7% 10/1/04                      Aa3       $ 1,125,000                     $ 1,226,700

5.75% 10/1/05                     Aa3        3,080,000                       3,391,480

6.5% 10/1/03                      Aa3        2,750,000                       2,996,675

Ohio Cap. Corp. for Hsg.          AAA        1,000,000                       1,044,510
Multi-family Rev. Rfdg.
Series A, 7.5% 1/1/24

Ohio Expositions Commission       -          955,000                         1,020,284
Ctfs. of Prtn. (Agricenter
Facilities) 8.25% 10/1/06
(Pre-Refunded to 4/1/00 @
101) (e)

Ohio Gen. Oblig.:

(Infrastructure Impt.):

0% 8/1/09                         Aa1        2,290,000                       1,457,791

0% 8/1/10                         Aa1        2,000,000                       1,206,280

0% 8/1/14                         Aa1        1,375,000                       665,363

5.75% 8/1/04                      Aa1        1,000,000                       1,094,200

6.15% 8/1/10 (Pre-Refunded to     Aa1        3,530,000                       4,007,962
 8/1/05 @ 102) (e)

6.5% 9/1/01                       Aa1        1,000,000                       1,071,900

6.5% 8/1/04                       Aa1        5,670,000                       6,415,548

6.65% 8/1/05                      Aa1        3,000,000                       3,468,330

6.65% 9/1/09                      Aa1        1,000,000                       1,183,800

Rfdg. (Infrastructure Impt.)      Aa1        2,350,000                       2,512,949
Series R,  5.45% 9/1/03

Ohio Higher Edl. Facilities
Rev.:

(Case Western Reserve Univ.
Proj.):

Series B, 6.5% 10/1/20            Aa3        2,250,000                       2,671,155

Series C, 5.125% 10/1/17          Aa3        2,985,000                       3,021,656

6% 10/1/22                        Aa3        650,000                         683,664

(Denison Univ. Proj.) 5.3%        A1         3,775,000                       3,823,094
11/1/21

Rfdg. (Case Western Reserve
Univ. Proj.):

6% 10/1/14                        Aa3        1,500,000                       1,702,365

6.125% 10/1/15                    Aa3        2,000,000                       2,297,300

6.25% 10/1/16                     Aa3        2,500,000                       2,906,550

Series II, 5.9% 12/1/06           Aaa        1,000,000                       1,066,240
(AMBAC Insured)

Ohio Hsg. Fin. Agcy. Mtg.
Rev. (Residential Proj.):

Series A 1, 5.3% 9/1/26 (d)       AAA        1,390,000                       1,425,167

Series B 2, 5.375% 9/1/19 (d)     AAA        3,905,000                       3,988,567

Series C, 4.9% 9/1/26 (d)         AAA        1,475,000                       1,498,202

Ohio Poll. Cont. Rev.             Aa2        3,100,000                       3,741,917
(Standard Oil Co.)  6.75%
12/1/15

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Pub. Facilities
Commission Higher Ed. Cap.
Facilities:

(Mental Health Cap.) Series       Aaa       $ 2,600,000                     $ 2,674,880
II B, 5.125% 6/1/11 (FSA
Insured)

Series II A, 6.3% 5/1/03          Aaa        2,000,000                       2,155,840
(AMBAC Insured)
(Pre-Refunded to 5/1/01 @
102) (e)

Ohio Tpk. Commission Tpk. Rev.:

Rfdg. Series A, 5.5% 2/15/21      Aaa        5,000,000                       5,431,300
(FGIC Insured)

Series A:

5.5% 2/15/26 (MBIA Insured)       Aaa        5,000,000                       5,518,900
(Pre-Refunded to 2/15/06 @
102) (e)

5.6% 2/15/12 (MBIA Insured)       Aaa        2,840,000                       3,064,161

5.7% 2/15/13 (MBIA Insured)       Aaa        2,660,000                       2,896,181

5.7% 2/15/17 (MBIA Insured)       Aaa        2,000,000                       2,232,060
(Pre-Refunded to 2/15/06 @
102) (e)

6% 2/15/04 (FSA Insured)          Aaa        5,140,000                       5,613,959

6% 2/15/05 (FSA Insured)          Aaa        2,000,000                       2,205,440

6% 2/15/06 (FSA Insured)          Aaa        2,200,000                       2,444,046

6% 2/15/07 (FSA Insured)          Aaa        3,100,000                       3,473,798

Ohio Wtr. Dev. Auth. Poll.
Cont. Rev.:

(Wtr. Cont. Ln. Fund):

State Match Series:

6.5% 12/1/04 (MBIA Insured)       Aaa        1,000,000                       1,131,240

6.5% 12/1/05 (MBIA Insured)       Aaa        2,735,000                       3,129,688

Wtr. Quality Series:  5.25%       Aaa        2,325,000                       2,476,613
6/1/05 (MBIA Insured)

 5.125% 6/1/19 (MBIA Insured)     Aaa        4,000,000                       4,039,800

Ohio Wtr. Dev. Auth. Rev.:

(Fresh Wtr.):

6.25% 12/1/02 (AMBAC Insured)     Aaa        1,915,000                       2,085,052

6.25% 12/1/03 (AMBAC Insured)     Aaa        2,025,000                       2,234,770

(Pure Wtr.) Series I, 6%          Aaa        1,685,000                       1,894,934
12/1/16 (AMBAC Insured)
(Escrowed to Maturity) (e)

Rfdg. & Impt. (Pure Wtr.)         Aaa        2,500,000                       2,598,800
5.5% 12/1/18 (AMBAC Insured)

Rfdg. (Safe Wtr.) 6% 6/1/07       Aaa        2,000,000                       2,248,580
(AMBAC Insured)

Ohio Wtr. Dev. Auth. Solid        Aa3        6,350,000                       6,944,551
Waste Disp. Rev. (North Star
BHP Steel / Cargill) 6.3%
9/1/20 (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ottawa County Gen. Oblig.         Aaa       $ 500,000                       $ 526,010
(San. Swr.) 7.5% 10/1/14
(AMBAC Insured)

Ottawa County San. Sew Sys.       Aaa        1,445,000                       1,041,094
Rev. Rfdg. (Cap.
Appreciation)(Danbury Proj.)
0% 10/1/06 (AMBAC Insured)

Pickerington Local School         Aaa        1,000,000                       1,122,610
District Construction &
Impt. 5.8% 12/1/09 (FGIC
Insured)

Portage County Hosp. Rev.         Aaa        1,080,000                       1,200,258
(Robinson Memorial Hosp.
Proj.) 6.5% 11/15/03 (MBIA
Insured)

Scioto County Marine Term.        Baa1       3,000,000                       3,042,480
Facilities Rev. Rfdg.
(Norfolk Southern Corp.
Proj.) 5.3% 8/15/13

South-Western City School         Aaa        1,000,000                       1,089,780
District Rfdg. (Franklin &
Pickway Counties) Series A,
6.2% 12/1/06 (AMBAC Insured)

Springboro Cmnty. City School     Aaa        915,000                         657,674
District  Rfdg. (Cap.
Appreciation) 0% 12/1/06
(AMBAC Insured)

Stark County Rfdg. 5.6%           Aaa        1,150,000                       1,234,226
11/15/08  (AMBAC Insured)

Toledo Gen. Oblig.:

5.5% 12/1/08 (FGIC Insured)       Aaa        1,000,000                       1,098,040

5.5% 12/1/09 (FGIC Insured)       Aaa        1,000,000                       1,093,360

6.1% 12/1/14 (AMBAC Insured)      Aaa        1,750,000                       1,917,423

7.625% 12/1/04 (AMBAC Insured)    Aaa        1,000,000                       1,188,190

Warren County Gen. Oblig.:

Swr. Impt. (P&G Co./Lower         Aa2        1,455,000                       1,524,316
Miami)  5.5% 12/1/16

6.1% 12/1/12                      Aa2        500,000                         580,240

6.65% 12/1/11                     Aa2        500,000                         599,885

Westlake City School District     Aa3        1,060,000                       1,200,376
Series A, 6.15% 12/1/05

Wyoming City School District      Aaa        1,680,000                       1,661,285
Series B, 5% 12/1/23 (FGIC
Insured)

                                                                             369,294,637

PUERTO RICO - 5.5%

Puerto Rico Commonwealth
Infrastructure Fing. Auth.
Spl. Tax Rev. Series A:

5% 7/1/28 (AMBAC Insured)         Aaa        7,810,000                       7,826,401

5.5% 7/1/08 (AMBAC Insured)       Aaa        5,000,000                       5,526,850

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth Pub.     Baa1      $ 4,000,000                     $ 4,278,120
Impt.  Rev. 5.25% 7/1/09

Puerto Rico Elec. Pwr. Auth.      Aaa        4,000,000                       4,008,840
Pwr. Rev. 5% 7/1/28 (MBIA
Insured)

                                                                             21,640,211

TOTAL MUNICIPAL BONDS                                                        390,934,848
(Cost $369,339,255)


MUNICIPAL NOTES - 1.8%



OHIO - 1.8%

Cuyahoga County Hosp. Rev.                      900,000                       900,000
(Cleveland Clinic
Foundation) Series 1997 D,
4.1%, VRDN (c)

Ohio Air Quality Dev. Auth.
Poll. Cont. Rev. (Cincinnati
Gas & Elec. Proj.):

Series 1985 B, 4.15%, LOC                       400,000                       400,000
Morgan Guaranty Trust Co.,
NY, VRDN (c)

Series B, 4%, LOC Canadian                     4,900,000                      4,900,000
Imperial Bank of Commerce,
VRDN (c)

Ohio Solid Waste Rev. 4.2%,                     1,100,000                     1,100,000
VRDN (c)(d)

TOTAL MUNICIPAL NOTES                                                         7,300,000
(Cost $7,300,000)

TOTAL INVESTMENT IN                                                           $ 398,234,848
SECURITIES - 100%
(Cost $376,639,255)

SECURITY TYPE ABBREVIATION

VRDN VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        86.6%  AAA, AA, A    80.2%

Baa               5.2%   BBB           3.7%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 2.4%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         33.7%

Water & Sewer               14.0

Escrowed/Pre-Refunded       9.6

Electric Utilities          9.1

Education                   7.6

Transportation              7.4

Health Care                 7.2

Others (individually less    11.4
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $376,639,255. Net unrealized appreciation aggregated $21,595,593, of which $21,738,421 related to appreciated investment securities and $142,828 related to depreciated investment securities.

The fund hereby designates approximately $3,870,000 as a capital gain dividend for the purpose of the dividend paid deduction.
During the fiscal year ended December 31, 1998, 100% of the fund's income dividends was free from federal income tax, and 11.68% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN OHIO MUNICIPAL INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 398,234,848
value (cost $376,639,255) -
See accompanying schedule

Cash                                          51,274

Receivable for fund shares                    879,330
sold

Interest receivable                           4,892,875

 TOTAL ASSETS                                 404,058,327

LIABILITIES

Payable for investments         $ 4,968,745
purchased Regular delivery

 Delayed delivery                1,051,824

Payable for fund shares          385,681
redeemed

Distributions payable            1,268,181

Accrued management fee           133,493

Other payables and accrued       84,666
expenses

 TOTAL LIABILITIES                            7,892,590

NET ASSETS                                   $ 396,165,737

Net Assets consist of:

Paid in capital                              $ 374,211,639

Accumulated undistributed net                 358,505
realized gain (loss)  on
investments

Net unrealized appreciation                   21,595,593
(depreciation) on investments

NET ASSETS, for 33,757,548                   $ 396,165,737
shares outstanding

NET ASSET VALUE, offering                     $11.74
price and redemption price
per share ($396,165,737
(divided by) 33,757,548
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME                              $ 20,022,153

EXPENSES

Management fee                  $ 1,501,901

Transfer agent fees              404,088

Accounting fees and expenses     166,327

Non-interested trustees'         1,012
compensation

Custodian fees and expenses      21,490

Registration fees                11,679

Audit                            32,765

Legal                            15,458

Interest                         781

Reports to shareholders          10,211

Miscellaneous                    1,293

 Total expenses before           2,167,005
reductions

 Expense reductions              (27,735)     2,139,270

NET INTEREST INCOME                           17,882,883

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           4,412,243

 Futures contracts               473,303      4,885,546

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (923,486)

 Futures contracts               17,426       (906,060)

NET GAIN (LOSS)                               3,979,486

NET INCREASE (DECREASE) IN                   $ 21,862,369
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 17,882,883                  $ 18,300,385

 Net realized gain (loss)         4,885,546                     3,344,711

 Change in net unrealized         (906,060)                     10,248,077
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       21,862,369                    31,893,173
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (17,882,883)                  (18,300,385)
From net interest income

 From net realized gain           (3,506,383)                   (3,475,777)

 In excess of net realized        -                             (592,404)
gain

 TOTAL DISTRIBUTIONS              (21,389,266)                  (22,368,566)

Share transactions Net            66,919,917                    56,972,543
proceeds from sales of shares

 Reinvestment of distributions    15,535,211                    16,711,470

 Cost of shares redeemed          (75,669,488)                  (75,927,932)

 NET INCREASE (DECREASE) IN       6,785,640                     (2,243,919)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       7,258,743                     7,280,688
IN NET ASSETS

NET ASSETS

 Beginning of period              388,906,994                   381,626,306

 End of period                   $ 396,165,737                 $ 388,906,994

OTHER INFORMATION
Shares

 Sold                             5,687,666                     4,952,639

 Issued in reinvestment of        1,322,589                     1,451,189
distributions

 Redeemed                         (6,432,601)                   (6,606,322)

 Net increase (decrease)          577,654                       (202,494)


FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 11.720                  $ 11.430   $ 11.590   $ 10.520   $ 12.020
of period

Income from Investment            .538                      .554       .560       .618       .657
Operations Net interest
income

 Net realized and unrealized      .125                      .413       (.090)     1.070      (1.310)
 gain (loss)

 Total from investment            .663                      .967       .470       1.688      (.653)
operations

Less Distributions

 From net interest income         (.538)                    (.554)     (.560)     (.618)     (.657)

 From net realized gain           (.105)                    (.105)     (.070)     -          (.190)

 In excess of net realized        -                         (.018)     -          -          -
gain

 Total distributions              (.643)                    (.677)     (.630)     (.618)     (.847)

Net asset value, end of period   $ 11.740                  $ 11.720   $ 11.430   $ 11.590   $ 10.520

TOTAL RETURN A                    5.79%                     8.74%      4.23%      16.39%     (5.55)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 396,166                 $ 388,907  $ 381,626  $ 404,443  $ 350,267
(000 omitted)

Ratio of expenses to average      .55% B                    .56% B     .59%       .58%       .57%
net assets

Ratio of net interest income      4.58%                     4.83%      4.93%      5.52%      5.88%
to average net assets

Portfolio turnover rate           19%                       15%        43%        48%        22%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY OH MUNICIPAL MONEY        3.09%        16.42%        38.13%
MARKET

Ohio Tax-Free Money Market         3.04%        16.17%        n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 12 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY OH MUNICIPAL MONEY        3.09%        3.09%         3.52%
MARKET

Ohio Tax-Free Money Market         3.04%        3.06%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               12/28/98  9/28/98  6/29/98  3/30/98  12/29/97



Fidelity Ohio Municipal        3.18%     3.37%    3.08%    3.25%    3.50%
Money Market Fund



Ohio Tax-Free Money Market     3.02%     3.26%    3.05%    3.07%    3.40%
Funds Average



Ohio Municipal Money   Market  5.33%     5.65%    5.16%    5.45%    5.87%
Tax-equivalent





Row: 1, Col: 1, Value: 3.18
Row: 1, Col: 2, Value: 3.02
Row: 2, Col: 1, Value: 3.37
Row: 2, Col: 2, Value: 3.26
Row: 3, Col: 1, Value: 3.08
Row: 3, Col: 2, Value: 3.05
Row: 4, Col: 1, Value: 3.25
Row: 4, Col: 2, Value: 3.07
Row: 5, Col: 1, Value: 3.5
Row: 5, Col: 2, Value: 3.4

Ohio Municipal
Money Market
Fund

Ohio Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 40.35%. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. And
there is no assurance that a
money fund will maintain a $1
share price.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Fidelity Ohio
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?

A. It was a very interesting period, marked by volatility in global markets from the summer of 1998 through the end of the year. During this time, the Federal Reserve Board lowered the rate banks charge each other for overnight loans - known as the fed funds rate - three times. Each move consisted of an "easing" of 0.25 percentage points, and the fed funds rate fell from 5.50% to 4.75%. These significant moves were unanticipated early in the summer given the investment climate of the first seven months of the reporting period. During that span, market sentiment reflected an expectation of a fed "tightening," or raising of short-term interest rates. Although inflation had been generally non-existent, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for the build-up of inflationary pressures. International problems, especially in Asia, helped dampen economic growth enough to keep the Fed on the sidelines
- leaving interest rates unchanged - through the second quarter of 1998. However, the problems in global markets intensified starting in August.

Q. WHAT HAPPENED IN AUGUST TO CHANGE THE BACKDROP?

A. Russia defaulted on some of its outstanding debt and the value of its currency, the ruble, plummeted, sparking concerns that currency devaluations would take place in other emerging-market countries, such as those in Latin America. Global stock markets went into a freefall, and investors worldwide flocked to U.S. Treasuries in pursuit of a haven safe enough to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market. Market sentiment quickly swung to an anticipation of Fed rate cuts. The board followed through with 0.25 percentage point decreases at the end of September, in a surprise move on October 15 between meetings of its Open Market Committee, and again on November 17. These moves were an attempt to bring stability back to world markets, and appear to have succeeded.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND WHILE THIS TRANSPIRED?

A. Given the uncertainty of the markets, I maintained a neutral stance relative to its competitors with the fund's average maturity, recognizing that the interest-rate picture was changing in the late summer and early fall. At the same time, I opportunistically purchased one-year, fixed-rate notes when I felt that they offered attractive yields given the outlook for interest rates. Earlier on, that meant buying one-year notes that I felt fairly compensated the fund for what looked like an eventual rate hike. Later, after the turmoil hit the market, I purchased one-year notes that I felt were appealing in a falling interest-rate environment. The fund started the period with an average maturity of 62 days, and that rolled down to the mid-30-day range in mid-summer before extending out again to the mid 50s in August and September. The fund's maturity - which ended the period at 66 days - was slightly longer than the average of its competitors at the end of the period, but reflected a flexible position generally in line with that of other funds.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on December 31, 1998, was 3.22%, compared to 3.51% 12 months ago. The more recent seven-day yield was the equivalent of a 5.40% taxable rate of return for Ohio investors in the 40.35% combined state and federal income tax bracket. Through December 31, 1998, the fund's 12-month total return was 3.09%, compared to 3.04% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. At the end of the period, the Fed appeared content with its interest-rate stance, adopting a "wait and see" attitude in order to determine what effect its moves would have on the economy. The Fed probably won't need to lower rates further, but appears ready to do so if the U.S. economy slows or a global credit crunch starts to develop. On the other hand, the Fed may become wary if the economy continues to thrive and inflationary pressures arise, and remains ready to switch gears and raise interest rates in response to these kinds of events. If we see continued economic expansion, the market may begin to anticipate that the Fed's next move will be a tightening, but I'm not ready to jump on that bandwagon yet. Rather, I expect rates to remain unchanged for at least six months unless we see compelling economic news one way or the other.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income while maintaining a
stable $1.00 share price by
investing in high-quality,
short-term municipal money
market securities whose
interest is free from federal
income tax and Ohio
personal income tax

FUND NUMBER: 419

TRADING SYMBOL: FOMXX

START DATE: August 29, 1989
SIZE: as of December 31,
1998, more than $400
million

MANAGER: Scott Orr, since
1996; manager, various
Fidelity and Spartan money
market funds: joined Fidelity
in 1989


FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS  % OF FUND  INVESTMENTS 6/30/98  % OF FUND  INVESTMENTS 12/31/97
                               12/31/98

  0 - 30                        69                      80                              65

 31 - 90                        7                       10                              7

 91 - 180                       8                       6                               18

181 - 397                       16                      4                               10

WEIGHTED AVERAGE MATURITY

                               12/31/98                 6/30/98                         12/31/97

Fidelity Ohio Municipal Money  66 DAYS                  33 Days                         62 Days
Market Fund

Ohio Tax-Free Money Market     59 DAYS                  50 Days                         61 Days
Funds Average *

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF 12/31/98
Row: 1, Col: 1, Value: 63.0
Row: 1, Col: 2, Value: 8.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 25.0
Row: 1, Col: 5, Value: 2.0
Variable rate demand
notes (VRDNs) 63%
Commercial paper
(including CP mode) 8%
Tender bonds 2%
Municipal notes 25%
Other 2%

AS OF 6/30/98
Row: 1, Col: 1, Value: 75.0
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 0.0
Variable rate demand
notes (VRDNs) 75%
Commercial paper
(including CP mode) 4%
Tender bonds 3%
Municipal notes 18%
Other 0%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - 99.8%

Akron Spl. Assessment TAN        $ 1,915,000                      $ 1,915,000
(Street Impt.) Series 1998,
3.12% 12/17/99

Allen County Gen. Oblig. BAN:

3.5% 1/5/00                       3,865,000                        3,878,025

3.5% 11/23/99                     4,720,000                        4,730,202

American Muni. Pwr., Inc. BAN     3,800,000                        3,800,000
(Cleveland Pub. Pwr. Proj.)
3.85% 9/3/99

Ashland County BAN (Jail          2,400,000                        2,404,902
Construction) Series 1998 B,
 3.32% 12/17/99

Ashland Gen. Oblig. BAN 3.95%     1,750,000                        1,752,250
7/15/99

Ashtabula County Ind. Dev.        2,325,000                        2,325,000
Rev. (Plasticolors, Inc.
Proj.)  Series 1996 A, 4.2%,
LOC Key Bank, NA, VRDN (a)(d)

Athens Gen. Oblig. BAN 3.25%      3,900,000                        3,906,203
12/21/99

Bedford Heights Ind. Dev.         1,000,000                        1,000,000
(Olympic Steel) Series 1989,
4.05%, LOC Nat'l. City Bank,
VRDN (a)(d)

Blue Ash Gen. Oblig. BAN          2,500,000                        2,501,228
4.05% 5/6/99

Bowling Green Gen. Oblig. BAN     2,310,000                        2,313,982
Series 1995, 3.9% 9/9/99

Brooklyn Gen. Oblig. BAN 4%       4,025,000                        4,034,848
9/2/99

Cambridge Hosp. Facilities        7,560,000                        7,560,000
Rev. Bonds (Southeastern
Reg'l. Med. Ctr.) 3.7%,
tender 1/4/99, LOC Nat'l.
City Bank

Canton Gen. Oblig. BAN Series     1,400,000                        1,400,000
1998, 3.5% 7/15/99

Cincinnati Student Ln. Fund
Corp. Student Ln. Rev.:

Series 1998 A 1, 4.05% (BPA       17,400,000                       17,400,000
Bank of America Nat'l. Trust
& Savings Assoc.), VRDN
(a)(d)

Series 1998 A 2, 4.05% (BPA       23,000,000                       22,999,998
Bank of America Nat'l. Trust
& Savings Assoc.), VRDN
(a)(d)

Clermont County Ind. Dev.         4,535,000                        4,535,000
Rev. (American Micro
Products Proj.) 4%, LOC Star
Bank NA, VRDN (a)(d)

Cleveland Parking Facilities      2,340,000                        2,340,000
Rev. Rfdg. Participating
VRDN Series 1996, 3.9%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Cleveland Wtrwks. Rev.            8,000,000                        8,000,000
Participating VRDN Series
58, 4.1% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (a)(e)

Cuyahoga County Ind. Dev.         5,700,000                        5,700,000
Rev. (The Great Lakes
Brewing Co.) 4.2%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

Dayton Gen. Oblig. BAN Series     3,500,000                        3,502,771
1998, 3.65% 6/15/99

Euclid Gen. Oblig. BAN Series     2,115,000                        2,118,450
1998, 3.22% 12/30/99

Fairfield County Gen. Oblig.
BAN:

3.8% 8/27/99                      1,000,000                        1,001,131

4.45% 7/27/99                     1,175,000                        1,179,818

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Franklin County Ind. Dev.        $ 800,000                        $ 800,000
Rev. (Inland Products, Inc.)
4.05%, LOC PNC Bank NA, VRDN
(a)(d)

Franklin County Multi-family      2,500,000                        2,500,000
Rev. (Colonial Courts)
4.25%, LOC Fed. Home Ln.
Bank Indianapolis, VRDN
(a)(d)

Geauga County Gen. Oblig. BAN     3,200,000                        3,206,658
3.375% 12/16/99

Greene County BAN:

(Juvenile Justice Ctr.) 3.75%     3,800,000                        3,801,542
3/2/99

Gen. Oblig. 3.9% 9/9/99           3,800,000                        3,807,809

Hamilton County Ind. Dev.         1,975,000                        1,975,000
Rev. (Metro Containers, Inc.
Proj.) 3.9%, LOC Bank One,
NA, VRDN (a)(d)

Hamilton County Sales Tax         3,710,000                        3,710,000
Participating VRDN Series
15, 4.15% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Holmes County Ind. Dev. Rev.      1,000,000                        1,000,000
(Poultry Processing, Inc.)
Series 1990, 4.15%, LOC
RaboBank Nederland Coop.
Central, VRDN (a)(d)

Independence Gen. Oblig. BAN      3,000,000                        3,000,522
3.75% 5/13/99

Lake County Ind. Dev. Rev.:

(American Bus. Co.) 4.2%, LOC     1,350,000                        1,350,000
Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

(Norshar Co. Proj.) 3.9%, LOC     3,430,000                        3,430,000
Bank One, NA,  VRDN (a)(d)

Lebanon Ind. Park BAN:

(Telecommunications Sys.)         1,200,000                        1,202,011
3.91% 9/2/99

3.95% 5/27/99                     1,000,000                        1,000,000

4.07% 5/27/99                     3,100,000                        3,103,233

Licking Valley Gen. Oblig.        2,800,000                        2,805,154
BAN (School Bldg.
Construction) 3.75% 4/15/99

Lucas County Multi-family Rev.:

(Beacon Place/Cubbon Proj.)       3,725,000                        3,725,000
3.87%, LOC Star Bank NA,
VRDN (a)

(Lakewoods Proj.) 4.2%, LOC       4,000,000                        4,000,000
Key Bank, NA, VRDN (a)(d)

Medina County Ind. Dev. Rev.:

(Firdex, Inc.) Series 1997,       1,080,000                        1,080,000
4.2%, LOC Key Bank, NA, VRDN
(a)(d)

(North American Roto              265,000                          265,000
Engravers, Inc. Proj.)
Series 1988, 4.15%, LOC Bank
One, NA, VRDN (a)(d)

(Rembond Proj.) Series 1996,      2,855,000                        2,855,000
3.9%, LOC Bank One, NA, VRDN
(a)(d)

Mentor Gen. Oblig. BAN 4%         2,225,000                        2,228,556
7/22/99

Middletown Ind. Dev. Rev.         1,800,000                        1,800,000
(Pilot Chemical Proj.) 3.9%,
LOC Bank One, NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Montgomery County Health Care    $ 3,655,000                      $ 3,655,000
Rev. (Eastway Corp. &
Property Resource) 4.2%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

Montgomery County
Multi-family Hsg. Rev.:

(Pedcor Investments - Lyons       3,000,000                        3,000,000
Gate) 3.9%, LOC Fed.  Home
Ln. Bank, Cincinnati, VRDN
(a)(d)

(Timber Creek Village Apts.)      3,700,000                        3,700,000
Series 1998, 3.87%,  LOC Key
Bank, NA, VRDN (a)(d)

Ohio Air Quality Dev. Auth.
Poll. Cont. Rev.:

(Cincinnati Gas & Elec. Proj.):

Series 1985-A, 4.15%, LOC         1,100,000                        1,100,000
Union Bank of Switzerland,
VRDN (a)

Series B, 4%, LOC Canadian        500,000                          500,000
Imperial Bank of  Commerce,
VRDN (a)

Bonds:

(Cleveland Elec. Proj.)           2,000,000                        2,000,000
Series 1988 B, 3.4% 2/17/99
(FGIC Insured), CP mode

(Duquesne Lt. Co. Proj.)
Series 1988:

3.3% 1/22/99, LOC Toronto         3,800,000                        3,800,000
Dominion Bank, CP mode (d)

3.4% 1/29/99, LOC Toronto         2,000,000                        2,000,000
Dominion Bank, CP mode (d)

Ohio Bldg. Auth. Facilities       4,010,000                        4,065,918
(Correctional Facilities)
Series A, 5% 10/1/99

Ohio Hsg. Fin. Agcy. Mtg.
Rev. Participating VRDN:

Series 1998 B, 4.15%              14,695,000                       14,695,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Series FR 15, 4.1% (Liquidity     15,000,000                       15,000,000
Facility Bank of New York
NA) (a)(d)(e)

Series PA 93, 3.95%               4,685,000                        4,685,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 228, 4.13%              6,400,000                        6,400,000
(Liquidity Facility CS First
Boston, Inc.) (a)(d)(e)

Series PT 241, 4.13%              4,000,000                        4,000,000
(Liquidity Facility
Bayerische  Hypo-und
Vereinsbank AG) (a)(d)(e)

3.95% (Liquidity Facility         3,180,000                        3,180,000
Banco Santander SA) (a)(d)(e)

4.1% (Liquidity Facility Bank     6,255,000                        6,255,000
of New York NA) (a)(d)(e)

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Hunter's Glen Apt. Proj.)        2,000,000                        2,000,000
Series 1996, 4%, LOC PNC
Bank NA, VRDN (a)(d)

(Pedcor Invt. Willowlakes         3,200,000                        3,200,000
Apt. Proj.) Series A, 3.9%,
LOC Bank One, NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.: -
continued

(Pedcor Invt. Willowlake
Apts. Proj.):

Series B, 4%, LOC Fed. Home      $ 500,000                        $ 500,000
Ln. Bank Indianapolis, VRDN
(a)(d)

Series C, 4%, LOC Fed. Home       625,000                          625,000
Ln. Bank Indianapolis, VRDN
(a)(d)

Series D, 4%, LOC Fed. Home       625,000                          625,000
Ln. Bank Indianapolis, VRDN
(a)(d)

Ohio Hsg. Fin. Agcy. Single
Family Mtg. Rev.
Participating VRDN:

Series 96 5, 4.1% (Liquidity      4,600,000                        4,600,000
Facility Bank of New York
NA) (a)(d)(e)

Series 96 6, 4.1% (Liquidity      7,450,000                        7,450,000
Facility Bank of New York
NA) (a)(d)(e)

4.1% (Liquidity Facility Bank     3,800,000                        3,800,000
of New York NA) (a)(d)(e)

Ohio Ind. Dev. Rev.:

(Aerolite Extrusion) Series       165,000                          165,000
1991 IA, 4.15%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Anomatic Corp.) Series 1989      165,000                          165,000
I, 4.15%, LOC Nat'l. City
Bank, VRDN (a)(d)

(Arthur Corp.) Series 1989        105,000                          105,000
III A, 4.15%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Burnham Corp. Proj.) Series      90,000                           90,000
1988 II, 4.15%, LOC PNC Bank
NA, VRDN (a)(d)

(Carpenter/ Clapp & Haney         240,000                          240,000
Tool Co.) Series 1987 P,
4.15%, LOC Bank One, NA,
VRDN (a)(d)

(CCE, Inc.) Series 1989 I,        715,000                          715,000
4.15%, LOC Nat'l. City Bank,
VRDN (a)(d)

(Die Matic, Inc.) Series 1987     130,000                          130,000
O, 4.15%, LOC Bank One, NA,
VRDN (a)(d)

(Dramex Int'l., Inc.):

Series 1988 I, 4.15%, LOC         1,000,000                        1,000,000
Bank One, NA, VRDN (a)(d)

Series 1988 II, 4.15%, LOC        200,000                          200,000
PNC Bank NA, VRDN (a)(d)

(Gary W. James) Series 1986       190,000                          190,000
B, 4.15%, LOC Nat'l. City
Bank, Cleveland, VRDN (a)(d)

(Hydro Tube Corp.) 4.15%, LOC     80,000                           80,000
Nat'l. City Bank, VRDN (a)(d)

(K&S Realty) Series 1989 I,       230,000                          230,000
4.15%, LOC Nat'l. City Bank,
VRDN (a)(d)

(K&S Realty/Starr                 205,000                          205,000
Fabricating, Inc.) Series
1989 III, 4.15%, LOC Nat'l.
City Bank, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Ind. Dev. Rev.: -
continued

(Kaufmans Bakery) Series 1987    $ 500,000                        $ 500,000
K, 4.15%, LOC Bank One, NA,
VRDN (a)(d)

(Midwest Acoust-A-Fiber,          375,000                          375,000
Inc.) Series 1989 I, 4.15%,
LOC Nat'l. City Bank, VRDN
(a)(d)

(Morrow Macke Realty) Series      400,000                          400,000
1988 C, 4.15%, LOC Bank One,
NA, VRDN (a)(d)

(Plasticos Co.) Series 1989       395,000                          395,000
III A, 4.15%, LOC Nat'l.
City Bank, VRDN (a)(d)

(Prentke Romich) Series 1989      50,000                           50,000
III, 4.15%, LOC Nat'l. City
Bank, VRDN (a)(d)

(Samuel and Annie Sherman)        150,000                          150,000
Series 1989 III A, 4.15%,
LOC Nat'l. City Bank, VRDN
(a)(d)

(SBD Properties Co.) Series       155,000                          155,000
1986 L, 4.15%, LOC Nat'l.
City Bank, Cleveland, VRDN
(a)(d)

(Southwest Fin. Svcs.) Series     60,000                           60,000
1986 J, 4.15%, LOC Nat'l.
City Bank, Cleveland, VRDN
(a)(d)

(Standby Screw) Series 1991       650,000                          650,000
IA, 4.15%, LOC Nat'l. City
Bank, VRDN (a)(d)

(Steubenville Area) Series        300,000                          300,000
1988 II, 4.15%, LOC PNC Bank
NA, VRDN (a)(d)

(United Steel Svc.) Series        405,000                          405,000
1988 J, 4.15%, LOC Bank One,
NA, VRDN (a)(d)

(VRE, Inc.) Series 1988 F,        130,000                          130,000
4.15%, LOC Bank One, NA,
VRDN (a)(d)

(Walker-Williams Lumber Co.)      770,000                          770,000
Series 1989 III A, 4.15%,
LOC Nat'l. City Bank, VRDN
(a)(d)

(Wooster Iron Metal Co.)          145,000                          145,000
Series 1988 R, 4.15%,  LOC
Bank One, NA, VRDN (a)(d)

Ohio Pub. Facilities              2,300,000                        2,326,857
Commission Higher Ed. Cap.
Facilities Series II B, 4.5%
11/1/99

Ohio Solid Waste Rev. 4.2%,       6,300,000                        6,300,000
VRDN (a)(d)

Ohio Tpk. Commission Tpk.         3,800,000                        3,800,000
Rev. Participating VRDN
4.15% (Liquidity Facility
Societe Generale, France)
(a)(e)

Ohio Wtr. Dev. Auth. Poll.
Cont. Rev. Bonds:

(Cleveland Elec. Proj.)
Series 1988 A:

3.2% 3/12/99 (FGIC Insured),      4,350,000                        4,350,000
CP mode

3.3% 1/13/99 (FGIC Insured),      1,000,000                        1,000,000
CP mode

3.4% 2/17/99 (FGIC Insured),      4,000,000                        4,000,000
CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Wtr. Dev. Auth. Poll.
Cont. Rev. Bonds: - continued

(Duquesne Lt. Co. Proj.):

3.15% 1/29/99, LOC Toronto       $ 3,800,000                      $ 3,800,000
Dominion Bank, CP mode (d)

3.2% 1/29/99, LOC Toronto         1,000,000                        1,000,000
Dominion Bank, CP mode (d)

3.3% 3/12/99, LOC Toronto         6,500,000                        6,500,000
Dominion Bank, CP mode (d)

3.4% 1/29/99, LOC Toronto         1,500,000                        1,500,000
Dominion Bank, CP mode (d)

3.4% 3/1/99, LOC Toronto          1,000,000                        1,000,000
Dominion Bank, CP mode (d)

Ohio Wtr. Dev. Auth. Rev.         4,830,000                        4,830,000
Participating VRDN 3.9%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Ohio Wtr. Dev. Auth. Solid        3,900,000                        3,900,000
Waste Disp. Rev. (American
Steel & Wire Corp.) 3.95%,
LOC Bank of America Nat'l.
Trust & Savings Assoc., VRDN
(a)(d)

Orange City School District       2,000,000                        2,004,176
BAN 3.46% 8/18/99

Oregon City Gen. Oblig. BAN       2,950,000                        2,951,634
Series 1998 1, 4% 5/5/99

Pickerington BAN:

(San. Swr. Sys. Impt.) 3.8%       3,000,000                        3,002,205
2/12/99

Gen. Oblig. 4.05% 6/25/99         2,075,000                        2,078,064

Pickerington Local School         3,000,000                        3,000,571
District Construction &
Impt. BAN 4.04% 1/22/99

Richland County Ind. Dev. Rev.:

(Carton Svc., Inc. Proj.)         1,430,000                        1,430,000
Series 1996, 3.95%,  LOC
Nat'l. City Bank, VRDN (a)(d)

(Sabin Robbins Paper Co.)         3,000,000                        3,000,000
Series 1997, 4.1%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)(d)

Sandusky Gen. Oblig. BAN          2,100,000                        2,106,086
3.875% 9/16/99

Shaker Heights City School        3,000,000                        2,999,433
District BAN 3.625% 3/19/99

South Euclid-Lyndhurst City       1,300,000                        1,300,323
School District BAN 3.98%
2/11/99

Springdale BAN (Street Impt.)     2,000,000                        2,003,003
3.75% 9/17/99

Stark County Ind. Dev. Rev.:

(H-P Products, Inc. Proj.)        3,200,000                        3,200,000
4.2%, LOC Key Bank, NA, VRDN
(a)(d)

(Kidd Dev. Proj.) 3.9%, LOC       3,700,000                        3,700,000
Bank One, NA, VRDN (a)(d)

(Liquid Cont. Corp. Proj.)        305,000                          305,000
Series 1987, 4.15%, LOC Bank
One, NA, VRDN (a)(d)

Summit County Civic               4,000,000                        4,000,000
Facilities Rev. (YMCA of
Akron) 4.05%, LOC Key Bank,
NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - CONTINUED

Summit County Ind. Dev. Rev.:

(Commercial Alloys Corp.)        $ 4,250,000                      $ 4,250,000
3.9%, LOC Star Bank NA, VRDN
(a)(d)

(Hampshire Properties) 4.15%,     1,000,000                        1,000,000
LOC Key Bank, NA, VRDN (a)(d)

(Kaiser Dev. Proj.) 3.9%, LOC     825,000                          825,000
Bank One, NA,  VRDN (a)(d)

(Keltec, Inc. Proj.) Series       315,000                          315,000
1987, 4.15%, LOC Bank One,
NA, VRDN (a)(d)

(Kuchar Proj.) Series 1987,       845,000                          845,000
4.15%, LOC Bank One, NA,
VRDN (a)(d)

(Mannix County Proj.) Series      1,735,000                        1,735,000
1987, 4.15%, LOC Bank One,
NA, VRDN (a)(d)

(SGS Tool Co. Proj.) 4.2%,        4,000,000                        4,000,000
LOC Nat'l. City Bank, VRDN
(a)(d)

(Summit Plastic Co. Proj.)        2,895,000                        2,895,000
3.95%, LOC Nat'l. City Bank,
VRDN (a)(d)

(Triumph Hldgs. Proj.) 3.95%,     1,770,000                        1,770,000
LOC Nat'l. City Bank, VRDN
(a)(d)

Bonds:

(Kuchar Proj.) 3.85%, tender      380,000                          380,000
4/1/99, LOC Bank One, NA (d)

(SGS Tool Co. Proj.) 3.7%,        650,000                          650,000
tender 4/1/99, LOC Bank One,
NA (d)

Sycamore Ohio Cmnty. School       4,000,000                        4,022,267
District BAN 4.2% 6/29/99

Toledo Gen. Oblig. BAN Series     4,145,000                        4,148,549
1998-2, 3.5% 5/19/99

Toledo-Lucas County Port          3,500,000                        3,500,000
Auth. Rev. (P & G Industries
Proj.) 4.2%, LOC Nat'l. City
Bank, VRDN (a)(d)

Trumbull County Ind. Dev.         1,600,000                        1,600,000
Rev. (McDonald Steel Corp.)
Series 1990, 4.05%, LOC PNC
Bank NA, VRDN (a)(d)

Union County Gen. Oblig. BAN      1,850,000                        1,852,113
4.01% 6/17/99

Univ. of Cincinnati BAN 3.26%     4,500,000                        4,509,716
12/21/99

Van Wert County Ind. Dev.         2,580,000                        2,580,000
Rev. (Toledo Molding & Die,
Inc.) Series 1994, 3.9%, LOC
Bank One, NA, VRDN (a)(d)

Walnut Hills High School          3,000,000                        3,000,000
Alumni Foundation Series
1998, 4.15%, LOC Fifth Third
Bank, Cincinnati, VRDN (a)

Wood County Ind. Dev. Rev.        1,385,000                        1,385,000
(TL Industries & AMPP, Inc.
Proj.) 3.95%, LOC Nat'l.
City Bank, VRDN (a)(d)

                                                                   400,430,208

MUNICIPAL SECURITIES -
CONTINUED

                                 SHARES                           VALUE (NOTE 1)

OTHER - 0.2%

Municipal Central Cash Fund       931,000                         $ 931,000
(b)(c)

TOTAL INVESTMENT IN                                               $ 401,361,208
SECURITIES - 100%


Total Cost for Income Tax Purposes $ 401,360,153

SECURITY TYPE ABBREVIATION

BAN -  BOND ANTICIPATION NOTE
CP  -  COMMERCIAL PAPER
TAN -  TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.75%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At December 31, 1998, the fund had a capital loss carryforward of approximately $57,000 of which $1,000, $50,000 and $6,000 will expire on December 31, 2003, 2004 and 2005, respectively.

During the fiscal year ended December 31, 1998, 100% of the fund's income dividends was free from federal income tax, and 51.36% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                $ 401,361,208
value -  See accompanying
schedule

Cash                                         878

Receivable for fund shares                   4,803,355
sold

Interest receivable                          2,908,810

Other receivables                            2,039

 TOTAL ASSETS                                409,076,290

LIABILITIES

Payable for investments        $ 3,878,040
purchased

Payable for fund shares         4,211,704
redeemed

Distributions payable           31,311

Accrued management fee          126,851

Other payables and accrued      91,793
expenses

 TOTAL LIABILITIES                           8,339,699

NET ASSETS                                  $ 400,736,591

Net Assets consist of:

Paid in capital                             $ 400,792,152

Accumulated net realized gain                (56,674)
(loss) on investments

Unrealized gain from                         1,113
accretion of discount

NET ASSETS, for 400,792,152                 $ 400,736,591
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($400,736,591
(divided by) 400,792,152
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME                              $ 13,565,833

EXPENSES

Management fee                  $ 1,438,770

Transfer agent fees              546,770

Accounting fees and expenses     78,676

Non-interested trustees'         1,370
compensation

Custodian fees and expenses      23,617

Registration fees                33,578

Audit                            27,925

Legal                            10,845

Miscellaneous                    1,361

 Total expenses before           2,162,912
reductions

 Expense reductions              (28,418)     2,134,494

NET INTEREST INCOME                           11,431,339

REALIZED AND UNREALIZED GAIN                  28,157
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                    1,113
unrealized gain from
accretion  of discount

NET GAIN (LOSS)                               29,270

NET INCREASE IN NET ASSETS                   $ 11,460,609
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,431,339                  $ 10,777,849

 Net realized gain (loss)         28,157                        (5,450)

 Increase (decrease) in net       1,113                         -
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       11,460,609                    10,772,399
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,431,339)                  (10,777,849)
from net interest income

Share transactions at net         810,566,785                   629,370,990
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  11,050,236                    10,472,319
distributions from net
interest income

 Cost of shares redeemed          (785,381,253)                 (602,959,226)

 NET INCREASE (DECREASE) IN       36,235,768                    36,884,083
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       36,265,038                    36,878,633
IN NET ASSETS

NET ASSETS

 Beginning of period              364,471,553                   327,592,920

 End of period                   $ 400,736,591                 $ 364,471,553


FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .030                      .032       .030       .034       .025
Operations Net interest
income

Less Distributions

 From net interest income         (.030)                    (.032)     (.030)     (.034)     (.025)

Net asset value, end of period   $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    3.09%                     3.29%      3.08%      3.48%      2.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 400,737                 $ 364,472  $ 327,593  $ 296,220  $ 301,691
(000 omitted)

Ratio of expenses to average      .58%                      .59%       .60%       .61%       .57%
net assets

Ratio of expenses to average      .57% B                    .59%       .59% B     .61%       .57%
net assets after expense
reductions

Ratio of net interest income      3.05%                     3.24%      3.03%      3.42%      2.48%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -

CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $81,047,993 and $71,156,502, respectively.
The market value of futures contracts opened and closed during the period amounted to $54,756,836 and $63,197,565, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from 0.1100% to 0.3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of 0.38% of average net assets for the income and money market funds.

SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED

For the period, the transfer agent fees were equivalent to an annual rate of 0.10% and 0.15% of average net assets for the income fund and the money market fund, respectively.

5. BANK BORROWINGS.

The income fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The income fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the income fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,127,000. The weighted average interest rate was 6.81%.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.55% of average net assets. For the period, the reimbursement reduced the expenses by $17,115.

In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the custodian and transfer agent fees were reduced by $4,562 and $6,058, respectively for the income fund, and $23,938 and $4,480, respectively for the money market fund, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the shareholders of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 5, 1999

DISTRIBUTIONS

The Board of Trustees of Spartan Ohio Municipal Income Fund voted to pay on February 8, 1999 to shareholders of record at the opening of business on February 5, 1999, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities.

The Spartan Ohio Municipal Income Fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the income fund's shareholders was held on December 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF            % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
Affirmative    941,676,281.56   96.946

Withheld       29,667,606.92    3.054

TOTAL          971,343,888.48   100.000

PHYLLIS BURKE DAVIS
Affirmative    941,015,539.45   96.878

Withheld       30,328,349.03    3.122

TOTAL          971,343,888.48   100.000

ROBERT M. GATES
Affirmative    940,616,433.83   96.837

Withheld       30,727,454.65    3.163

TOTAL          971,343,888.48   100.000

EDWARD C. JOHNSON 3D
Affirmative    940,665,834.51   96.842

Withheld       30,678,053.97    3.158

TOTAL          971,343,888.48   100.000

E. BRADLEY JONES
Affirmative    937,879,239.66   96.555

Withheld       33,464,648.82    3.445

TOTAL          971,343,888.48   100.000

DONALD J. KIRK
Affirmative    941,794,381.77   96.958

Withheld       29,549,506.71    3.042

TOTAL          971,343,888.48   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
Affirmative    941,809,883.91   96.959

Withheld       29,534,004.57    3.041

TOTAL          971,343,888.48   100.000

WILLIAM O. MCCOY
Affirmative    941,735,873.46   96.952

Withheld       29,608,015.02    3.048

TOTAL          971,343,888.48   100.000

GERALD C. MCDONOUGH
Affirmative    939,119,647.40   96.683

Withheld       32,224,241.08    3.317

TOTAL          971,343,888.48   100.000

MARVIN L. MANN
Affirmative    942,029,292.87   96.982

Withheld       29,314,595.61    3.018

TOTAL          971,343,888.48   100.000

ROBERT C. POZEN
Affirmative    941,499,581.49   96.928

Withheld       29,844,306.99    3.072

TOTAL          971,343,888.48   100.000

THOMAS R. WILLIAMS
Affirmative    939,450,603.85   96.717

Withheld       31,893,284.63    3.283

TOTAL          971,343,888.48   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

                # OF            % OF
               VOTES CAST       VOTES CAST
Affirmative    251,117,817.74   94.944

Against        3,732,157.46     1.411

Abstain        9,640,825.88     3.645

TOTAL          264,490,801.08   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         838,802,769.40   88.254

Against             59,832,161.19    6.295

Abstain             51,803,661.60    5.451

TOTAL               950,438,592.19   100.000

Broker Non-Votes    20,905,296.29

PROPOSAL 4

To adopt a new fundamental investment policy for the fund permitting the fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

                     # OF            % OF
                    VOTES CAST       VOTES CAST
Affirmative         214,380,071.95   82.321

Against             29,032,657.38    11.148

Abstain             17,008,152.25    6.531

TOTAL               260,420,881.58   100.000

Broker Non-Votes    4,069,919.50

PROPOSAL 5

To approve an amended management contract for the fund.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         226,918,612.55   85.829

Against             17,660,134.59    6.680

Abstain             19,804,934.47    7.491

TOTAL               264,383,681.61   100.000

Broker Non-Votes    107,119.47

PROPOSAL 7

To replace the fund's fundamental 80% investment policy with a non-fundamental policy.

                    # OF            % OF
                    VOTES CAST      VOTES CAST
Affirmative         207,288,623.51   79.598

Against             33,257,685.62    12.770

Abstain             19,874,572.45    7.632

TOTAL               260,420,881.58   100.000

Broker Non-Votes    4,069,919.50

PROPOSAL 8

To eliminate the fund's fundamental investment policy regarding investment in below investment-grade debt securities.

                    # OF            % OF
                    VOTES CAST      VOTES CAST
Affirmative         202,251,119.96   77.663

Against             40,590,258.39    15.587

Abstain             17,579,503.23    6.750

TOTAL               260,420,881.58   100.000

Broker Non-Votes    4,069,919.50

PROPOSAL 9

To eliminate the fund's fundamental 20% investment policy.

                     # OF            % OF
                     VOTES CAST      VOTES CAST
Affirmative         205,062,121.62   78.743

Against             33,472,028.00    12.853

Abstain             21,886,731.96    8.404

TOTAL               260,420,881.58   100.000

Broker Non-Votes    4,069,919.50

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0  To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

HAWAII

700 Bishop Street
Honolulu, HI

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

2200 West Main Street
Durham, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER,
MONEY MARKET FUND

Fidelity Investments Money
Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Fred L. Henning, Jr., Vice President

Dwight D. Churchill, Vice President -
INCOME FUND

George A. Fischer, Vice President -
INCOME FUND

Boyce I. Greer, Vice President -
MONEY MARKET FUND

Scott A. Orr, Vice President -
MONEY MARKET FUND

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

OFF-ANN-0299  70454
1.540019.101

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation

Boston, MA

TRANSFER AND SHAREHOLDER

SERVICING AGENTS

UMB Bank, n.a.

Kansas City, MO

Fidelity Service Company, Inc.

Boston, MA

CUSTODIAN

UMB Bank, n.a

Kansas City, MO

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress (registered trademark)(AUTOMATED GRAPHIC)
1-800-544-5555
(AUTOMATED GRAPHIC) AUTOMATED LINES FOR QUICKEST SERVICE

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com